UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43240

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Balanced Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 53.1%
Consumer Discretionary — 5.3%
	Auto Components — 0.6%
6,181	Johnson Controls, Inc.	203,911
240	TRW Automotive Holdings Corp. (a)	6,859
		210,770
	Automobiles — 0.0% (g)
1,340	Ford Motor Co. (a)	16,844
	Hotels, Restaurants & Leisure — 0.7%
1,690	Carnival Corp.	65,708
1,380	Darden Restaurants, Inc.	61,465
1,952	International Game Technology	36,014
250	McDonald's Corp.	16,680
640	MGM Mirage (a)	7,680
1,640	Royal Caribbean Cruises Ltd. (a)	54,104
85	Starwood Hotels & Resorts Worldwide, Inc.	3,964
380	Yum! Brands, Inc.	14,565
		260,180
	Household Durables — 0.4%
330	D.R. Horton, Inc.	4,158
2,735	KB Home	45,811
4,225	Lennar Corp., Class A	72,712
200	Toll Brothers, Inc. (a)	4,160
70	Whirlpool Corp.	6,108
		132,949
	Internet & Catalog Retail — 0.1%
160	Amazon.com, Inc. (a)	21,717
1,060	Expedia, Inc.	26,457
		48,174
	Media — 1.5%
1,120	Comcast Corp., Class A	20,126
260	DirecTV, Class A (a)	8,791
410	DISH Network Corp., Class A	8,536
4,905	Gannett Co., Inc.	81,031
360	Interpublic Group of Cos., Inc. (a)	2,995
123	Time Warner Cable, Inc.	6,557
2,125	Time Warner, Inc.	66,449
9,695	Walt Disney Co. (The)	338,452
		532,937
	Multiline Retail — 0.4%
360	Family Dollar Stores, Inc.	13,180
140	J.C. Penney Co., Inc.	4,504
2,535	Kohl's Corp. (a)	138,867
		156,551
	Specialty Retail — 0.9%
690	Bed Bath & Beyond, Inc. (a)	30,194
5	Gap, Inc. (The)	116
360	Home Depot, Inc.	11,646
6,120	Lowe's Cos., Inc.	148,348
5,276	Staples, Inc.	123,406
500	TJX Cos., Inc.	21,260
		334,970
	Textiles, Apparel & Luxury Goods — 0.7%
2,965	Coach, Inc.	117,176
1,310	Nike, Inc., Class B	96,285
270	V.F. Corp.	21,641
		235,102
	Total Consumer Discretionary	1,928,477
Consumer Staples — 5.8%
	Beverages — 1.2%
7,553	Coca-Cola Co. (The)	415,415
	Food & Staples Retailing — 1.5%
4,157	CVS/Caremark Corp.	151,980
3,520	Kroger Co. (The)	76,243
360	Safeway, Inc.	8,950
3,261	SYSCO Corp.	96,200
3,971	Wal-Mart Stores, Inc.	220,787
		554,160
	Food Products — 0.8%
650	Archer-Daniels-Midland Co.	18,785
2,860	General Mills, Inc.	202,459
560	Kellogg Co.	29,921
1,400	Kraft Foods, Inc., Class A	42,336
		293,501
	Household Products — 1.4%
110	Colgate-Palmolive Co.	9,379
940	Kimberly-Clark Corp.	59,107
6,901	Procter & Gamble Co. (The)	436,626
		505,112
	Tobacco — 0.9%
6,095	Philip Morris International, Inc.	317,915
	Total Consumer Staples	2,086,103
Energy — 5.6%
	Energy Equipment & Services — 0.9%
550	Baker Hughes, Inc.	25,762
2,680	Halliburton Co.	80,748
240	Helmerich & Payne, Inc.	9,139
710	National Oilwell Varco, Inc.	28,812
2,163	Schlumberger Ltd.	137,265
440	Transocean Ltd., (Switzerland) (a)	38,007
		319,733
	Oil, Gas & Consumable Fuels — 4.7%
1,840	Anadarko Petroleum Corp.	134,007
1,560	Apache Corp.	158,340
140	Chesapeake Energy Corp.	3,310
1,560	Chevron Corp.	118,295
4,370	ConocoPhillips	223,613
190	Consol Energy, Inc.	8,105
1,460	EOG Resources, Inc.	135,692
9,005	Exxon Mobil Corp.	603,156
370	Noble Energy, Inc.	27,010
3,070	Occidental Petroleum Corp.	259,539
150	Peabody Energy Corp.	6,855
540	Spectra Energy Corp.	12,166
380	Ultra Petroleum Corp. (a)	17,719
500	Williams Cos., Inc. (The)	11,550
		1,719,357
	Total Energy	2,039,090
Financials — 8.2%
	Capital Markets — 1.4%
410	Bank of New York Mellon Corp. (The)	12,661
70	Federated Investors, Inc., Class B	1,847
1,615	Goldman Sachs Group, Inc. (The)	275,567
340	Janus Capital Group, Inc.	4,859
4,031	Morgan Stanley	118,068
2,203	State Street Corp.	99,443
		512,445
	Commercial Banks — 1.8%
3,285	BB&T Corp.	106,401
4,830	Fifth Third Bancorp	65,640
620	PNC Financial Services Group, Inc.	37,014
1,600	Regions Financial Corp.	12,560
550	SVB Financial Group (a)	25,663
1,365	TCF Financial Corp.	21,758
355	U.S. Bancorp	9,187
11,859	Wells Fargo & Co.	369,052
		647,275
	Consumer Finance — 0.3%
675	American Express Co.	27,851
1,830	Capital One Financial Corp.	75,780
		103,631
	Diversified Financial Services — 2.5%
26,404	Bank of America Corp.	471,311
57,015	Citigroup, Inc. (a)	230,911
290	CME Group, Inc.	91,672
110	IntercontinentalExchange, Inc. (a)	12,340
3,890	NASDAQ OMX Group, Inc. (The) (a)	82,157
210	NYSE Euronext	6,218
		894,609
	Insurance — 1.5%
1,660	ACE Ltd., (Switzerland)	86,818
2,190	Aflac, Inc.	118,895
350	Berkshire Hathaway, Inc., Class B (a)	28,445
110	Everest Re Group Ltd., (Bermuda)	8,902
310	Hartford Financial Services Group, Inc.	8,810
490	MetLife, Inc.	21,237
310	PartnerRe Ltd., (Bermuda)	24,713
160	Principal Financial Group, Inc.	4,674
2,300	Prudential Financial, Inc.	139,149
1,477	RenaissanceRe Holdings Ltd., (Bermuda)	83,835
		525,478
	Real Estate Investment Trusts (REITs) — 0.7%
801	Alexandria Real Estate Equities, Inc.	54,147
395	Digital Realty Trust, Inc.	21,409
2,180	Duke Realty Corp.	27,032
530	FelCor Lodging Trust, Inc. (a)	3,021
620	General Growth Properties, Inc.	9,976
840	Health Care REIT, Inc.	37,993
1,054	Host Hotels & Resorts, Inc.	15,441
240	Liberty Property Trust	8,146
540	Public Storage	49,675
380	Senior Housing Properties Trust	8,417
96	Simon Property Group, Inc.	8,054
50	Universal Health Realty Income Trust	1,767
		245,078
	Total Financials	2,928,516
Health Care — 6.5%
	Biotechnology — 1.1%
1,745	Alexion Pharmaceuticals, Inc. (a)	94,876
1,350	Biogen Idec, Inc. (a)	77,436
3,104	Celgene Corp. (a)	192,324
405	Gilead Sciences, Inc. (a)	18,419
		383,055
	Health Care Equipment & Supplies — 0.9%
2,470	Baxter International, Inc.	143,754
2,315	Covidien plc, (Ireland)	116,398
1,060	Medtronic, Inc.	47,732
260	Stryker Corp.	14,877
		322,761
	Health Care Providers & Services — 1.3%
2,261	Aetna, Inc.	79,384
2,660	Cardinal Health, Inc.	95,840
995	CIGNA Corp.	36,397
500	McKesson Corp.	32,860
1,905	Medco Health Solutions, Inc. (a)	122,986
130	Universal Health Services, Inc., Class B	4,562
1,300	WellPoint, Inc. (a)	83,694
		455,723
	Life Sciences Tools & Services — 0.3%
2,030	Thermo Fisher Scientific, Inc. (a)	104,423
	Pharmaceuticals — 2.9%
7,373	Abbott Laboratories	388,410
140	Allergan, Inc.	9,145
100	Bristol-Myers Squibb Co.	2,670
1,230	Johnson & Johnson	80,196
700	King Pharmaceuticals, Inc. (a)	8,232
12,228	Merck & Co., Inc.	456,717
230	Mylan, Inc. (a)	5,223
6,195	Pfizer, Inc.	106,244
		1,056,837
	Total Health Care	2,322,799
Industrials — 5.6%
	Aerospace & Defense — 1.4%
240	General Dynamics Corp.	18,528
2,395	Honeywell International, Inc.	108,422
190	L-3 Communications Holdings, Inc.	17,410
310	Northrop Grumman Corp.	20,327
4,401	United Technologies Corp.	323,957
		488,644
	Air Freight & Logistics — 0.0% (g)
140	United Parcel Service, Inc., Class B	9,017
	Airlines — 0.0% (g)
260	Continental Airlines, Inc., Class B (a)	5,712
	Electrical Equipment — 0.3%
2,185	Emerson Electric Co.	109,993
	Industrial Conglomerates — 0.5%
8,265	General Electric Co.	150,423
585	Textron, Inc.	12,420
		162,843
	Machinery — 1.9%
3,750	Deere & Co.	222,975
530	Eaton Corp.	40,158
150	Oshkosh Corp. (a)	6,051
6,465	PACCAR, Inc.	280,193
2,015	Parker Hannifin Corp.	130,451
		679,828
	Road & Rail — 1.4%
4,700	CSX Corp.	239,230
845	Norfolk Southern Corp.	47,227
3,050	Union Pacific Corp.	223,565
		510,022
	Trading Companies & Distributors — 0.1%
880	GATX Corp.	25,212
	Total Industrials	1,991,271
Information Technology — 10.3%
	Communications Equipment — 1.8%
13,345	Cisco Systems, Inc. (a)	347,370
2,485	Juniper Networks, Inc. (a)	76,240
5,075	QUALCOMM, Inc.	213,099
		636,709
	Computers & Peripherals — 3.3%
1,683	Apple, Inc. (a)	395,388
240	EMC Corp. (a)	4,330
7,034	Hewlett-Packard Co.	373,858
2,685	International Business Machines Corp.	344,351
1,480	SanDisk Corp. (a)	51,252
		1,169,179
	Electronic Equipment, Instruments & Components — 0.4%
7,069	Corning, Inc.	142,864
	Internet Software & Services — 0.9%
602	Google, Inc., Class A (a)	341,340
	IT Services — 1.0%
3,335	Cognizant Technology Solutions Corp., Class A (a)	170,017
50	Computer Sciences Corp. (a)	2,725
3,945	Genpact Ltd., (Bermuda) (a)	66,158
460	MasterCard, Inc., Class A	116,840
		355,740
	Office Electronics — 0.0% (g)
540	Xerox Corp.	5,265
	Semiconductors & Semiconductor Equipment — 1.0%
220	Analog Devices, Inc.	6,340
5,365	Applied Materials, Inc.	72,320
1,530	Broadcom Corp., Class A	50,765
480	Intel Corp.	10,685
5,645	Intersil Corp., Class A	83,321
4,880	LSI Corp. (a)	29,866
2,630	Marvell Technology Group Ltd., (Bermuda) (a)	53,599
1,415	National Semiconductor Corp.	20,447
870	Novellus Systems, Inc. (a)	21,750
520	Xilinx, Inc.	13,260
		362,353
	Software — 1.9%
90	Citrix Systems, Inc. (a)	4,272
1,600	Intuit, Inc. (a)	54,944
19,971	Microsoft Corp.	584,551
1,315	Oracle Corp.	33,782
430	Symantec Corp. (a)	7,276
		684,825
	Total Information Technology	3,698,275
Materials — 1.9%
	Chemicals — 1.3%
290	Air Products & Chemicals, Inc.	21,446
130	Airgas, Inc.	8,271
5,785	Dow Chemical Co. (The)	171,062
5,130	E.l. du Pont de Nemours & Co.	191,041
1,385	PPG Industries, Inc.	90,579
		482,399
	Metals & Mining — 0.6%
130	Cliffs Natural Resources, Inc.	9,224
1,550	Freeport-McMoRan Copper & Gold, Inc.	129,487
1,295	United States Steel Corp.	82,258
		220,969
	Total Materials	703,368
Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.2%
3,800	AT&T, Inc.	98,192
5,540	Qwest Communications International, Inc.	28,919
9,923	Verizon Communications, Inc.	307,811
		434,922
	Wireless Telecommunication Services — 0.5%
435	American Tower Corp., Class A (a)	18,535
39,360	Sprint Nextel Corp. (a)	149,568
		168,103
	Total Telecommunication Services	603,025
Utilities — 2.2%
	Electric Utilities — 1.2%
1,731	Edison International	59,148
790	Entergy Corp.	64,267
210	FirstEnergy Corp.	8,209
3,720	FPL Group, Inc.	179,788
5,825	NV Energy, Inc.	71,822
290	PPL Corp.	8,036
870	Southern Co.	28,849
		420,119
	Multi-Utilities — 0.8%
340	Ameren Corp.	8,867
2,130	Public Service Enterprise Group, Inc.	62,878
1,020	SCANA Corp.	38,342
7,570	Xcel Energy, Inc.	160,484
		270,571
	Water Utilities — 0.2%
2,540	American Water Works Co., Inc.	55,270
	Total Utilities	745,960
	Total Common Stocks (Cost $16,724,325)	19,046,884
PRINCIPAL AMOUNT($)
Asset-Backed Securities — 0.1%
25,000	Capital One Multi-Asset Execution Trust, Series 2003-B5, Class B5, 4.790%, 08/15/13	25,451
10,000	John Deere Owner Trust, Series 2009-B, Class A3, 1.570%, 10/15/13	10,060

	Total Asset-Backed Securities (Cost $34,930)	35,511
Collateralized Mortgage Obligations — 8.1%
	Agency CMO — 7.5%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
93,000	Series 13, Class LL, 6.850%, 06/25/23	97,947
173,509	Series 31, Class Z, 8.000%, 04/25/24	192,921
	Federal Home Loan Mortgage Corp. REMICS,
13,261	Series 85, Class C, 8.600%, 01/15/21	14,585
65,003	Series 168, Class G, 6.500%, 07/15/21	65,100
6,441	Series 189, Class D, 6.500%, 10/15/21	7,002
12,115	Series 1047, Class H, 6.000%, 02/15/21	12,112
7,348	Series 1062, Class H, 6.500%, 04/15/21	7,938
6,609	Series 1116, Class I, 5.500%, 08/15/21	7,141
16,411	Series 1120, Class L, 8.000%, 07/15/21	18,411
11,656	Series 1254, Class N, 8.000%, 04/15/22	11,651
139,881	Series 1617, Class PM, 6.500%, 11/15/23	151,283
12,599	Series 1668, Class D, 6.500%, 02/15/14	13,017
64,768	Series 1710, Class GH, 8.000%, 04/15/24	72,662
98,417	Series 1714, Class K, 7.000%, 04/15/24	105,802
14,663	Series 1753, Class D, 8.500%, 09/15/24	16,541
16	Series 1819, Class E, 6.000%, 02/15/11	16
97,561	Series 1843, Class Z, 7.000%, 04/15/26	105,332
53,421	Series 2178, Class PB, 7.000%, 08/15/29	59,831
242,907	Series 2636, Class Z, 4.500%, 06/15/18	255,980
308,355	Series 2651, Class VZ, 4.500%, 07/15/18	324,955
104,873	Series 2986, Class PL, 5.500%, 06/15/35	113,193
130,693	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	143,272
	Federal National Mortgage Association REMICS,
34,070	Series 1988-4, Class Z, 9.250%, 03/25/18	38,268
6,492	Series 1989-21, Class G, 10.450%, 04/25/19	7,331
35,182	Series 1989-37, Class G, 8.000%, 07/25/19	39,448
7,623	Series 1989-86, Class E, 8.750%, 11/25/19	8,637
10,133	Series 1990-30, Class E, 6.500%, 03/25/20	11,007
16,048	Series 1990-105, Class J, 6.500%, 09/25/20	17,894
8,743	Series 1991-129, Class G, 8.750%, 09/25/21	9,926
32,344	Series 1993-119, Class H, 6.500%, 07/25/23	35,053
85,876	Series 1993-225, Class UB, 6.500%, 12/25/23	91,164
139,000	Series 1994-81, Class LL, 7.500%, 02/25/24	155,260
3,489	Series 1997-49, Class B, 10.000%, 06/17/27	3,891
82,201	Series 1998-37, Class VZ, 6.000%, 06/17/28	89,350
58,602	Series 1998-66, Class B, 6.500%, 12/25/28	63,656
300,000	Series 2002-24, Class AJ, 6.000%, 04/25/17	325,304
8,876	Series G-29, Class O, 8.500%, 09/25/21	9,743
6,333	Government National Mortgage Association, Series 1995-4, Class CQ, 8.000%, 06/20/25	7,166

		2,709,790
	Non-Agency CMO — 0.6%
59,644	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	54,998
71,112	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	67,870
2,333	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.000%, 05/25/18	2,329
59,476	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.000%, 06/25/34	53,160
26,528	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, VAR, 3.876%, 12/25/34	25,908

		204,265
	Total Collateralized Mortgage Obligations (Cost $2,752,951)	2,914,055
Commercial Mortgage-Backed Securities — 0.6%
180,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.179%, 09/10/47	189,434
30,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.072%, 08/15/39	32,454

	Total Commercial Mortgage-Backed Securities (Cost $210,431)	221,888
Corporate Bonds — 4.2%
Consumer Discretionary — 0.7%
	Media — 0.7%
19,000	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	22,024
20,000	Cox Communications, Inc., 7.750%, 11/01/10	20,750
100,000	Historic TW, Inc., 9.125%, 01/15/13	116,828
100,000	News America, Inc., 6.750%, 01/09/38	104,876

	Total Consumer Discretionary	264,478
Financials — 2.6%
	Capital Markets — 0.8%
40,000	Credit Suisse USA, Inc., 6.500%, 01/15/12	43,491
100,000	Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	105,719
100,000	Lehman Brothers Holdings, Inc., 6.625%, 01/18/12 (d)	23,250
100,000	Morgan Stanley, 5.750%, 10/18/16	103,965

		276,425
	Commercial Banks — 1.2%
100,000	Branch Banking & Trust Co., 4.875%, 01/15/13	105,896
110,000	National City Corp., 4.900%, 01/15/15	114,902
25,000	UnionBanCal Corp., 5.250%, 12/16/13	26,753
200,000	Wachovia Corp., 6.605%, 10/01/25	201,682

		449,233
	Consumer Finance — 0.1%
30,000	American General Finance Corp., 4.000%, 03/15/11	29,403

	Diversified Financial Services — 0.3%
100,000	Bank of America Corp., 7.125%, 10/15/11	107,503

	Insurance — 0.2%
50,000	ACE INA Holdings, Inc., 5.875%, 06/15/14	54,912

	Total Financials	917,476
Industrials — 0.5%
	Road & Rail — 0.5%
150,000	Norfolk Southern Corp., 7.050%, 05/01/37	173,688

Materials — 0.3%
	Chemicals — 0.3%
120,000	Dow Capital BV, (Netherlands), 8.500%, 06/08/10	121,023

Utilities — 0.1%
	Electric Utilities — 0.1%
40,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	43,657

	Total Corporate Bonds (Cost $1,528,840)	1,520,322
Mortgage Pass-Through Securities — 1.4%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
5,928	6.000%, 03/01/13	6,407
9,727	6.500%, 03/01/13 - 06/01/13	10,365
7,871	7.000%, 06/01/13	8,392
76	8.000%, 10/01/10	77
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
123,117	6.500%, 11/01/22 - 03/01/26	135,294
11,094	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 8.000%, 09/01/26	12,808
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
23,768	7.000%, 12/01/14 - 03/01/16	25,312
4,111	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 8.000%, 04/01/17	4,593
	Federal National Mortgage Association, 15 Year, Single Family,
21,456	6.000%, 08/01/13 - 12/01/13	23,178
20,680	6.500%, 04/01/13	22,323
14,790	7.000%, 06/01/13	15,845
	Federal National Mortgage Association, 30 Year, Single Family,
44,283	8.000%, 05/01/17	49,326
16,941	8.500%, 11/01/18	18,710
7,093	9.000%, 12/01/17	7,858
512	Government National Mortgage Association II, 15 Year, Single Family, 8.000%, 12/20/10	520
	Government National Mortgage Association II, 30 Year, Single Family,
5,813	7.500%, 01/20/27	6,541
13,618	8.000%, 06/20/26 - 05/20/27	15,605
	Government National Mortgage Association, 15 Year, Single Family,
18,550	6.500%, 09/15/13	20,059
512	7.000%, 02/15/11	535
9,424	8.500%, 10/15/11	9,937
	Government National Mortgage Association, 30 Year, Single Family,
19,192	7.000%, 04/15/28 - 06/15/28	21,537
1,963	7.500%, 05/15/26	2,216
44,882	8.000%, 11/15/16 - 09/15/27	50,787
28,920	8.500%, 12/15/22	32,862

	Total Mortgage Pass-Through Securities (Cost $460,319)	501,087
U.S. Treasury Obligations — 9.3%
	U.S. Treasury Bonds,
500,000	6.250%, 08/15/23	600,860
1,150,000	7.125%, 02/15/23	1,482,062
200,000	7.875%, 02/15/21	269,000
30,000	U.S. Treasury Inflation Indexed Note, 2.000%, 01/15/16	34,748
900,000	U.S. Treasury Note, 4.125%, 08/31/12	961,875

	Total U.S. Treasury Obligations (Cost $3,221,586)	3,348,545
SHARES
Investment Companies — 18.1% (b)
46,805	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	1,021,745
132,882	JPMorgan International Equity Fund, Select Class Shares	1,758,023
136,261	JPMorgan International Opportunities Fund, Institutional Class Shares	1,753,684
60,734	JPMorgan Small Cap Equity Fund, Select Class Shares	1,973,841
	Total Investment Companies (Cost $6,105,570)	6,507,293
SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.7%
	Investment Company — 5.7%
2,043,426	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $2,043,426)	2,043,426
	Total Investments — 100.6% (Cost $33,082,378)	36,139,011
	Liabilities in Excess of Other Assets — (0.6)%	(205,560)
	NET ASSETS — 100.0%	$35,933,451

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CMO	-	Collateralized Mortgage Obligation
REMICS	-	Real Estate Mortgage Investment Conduits
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		Defaulted Security.
(g)		Amount rounds to less than 0.1%.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,729,371
Aggregate gross unrealized depreciation	(672,738)
Net unrealized appreciation/depreciation	$3,056,633
Federal income tax cost of investments	$33,082,378

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,928,477	$–	$–	$1,928,477
Consumer Staples	2,086,103	–	–	2,086,103
Energy	2,039,090	–	–	2,039,090
Financials	2,928,516	–	–	2,928,516
Health Care	2,322,799	–	–	2,322,799
Industrials	1,991,271	–	–	1,991,271
Information Technology	3,698,275	–	–	3,698,275
Materials	703,368	–	–	703,368
Telecommunication Services	603,025	–	–	603,025
Utilities	745,960	–	–	745,960
Total Common Stocks	19,046,884	–	–	19,046,884
Debt Securities
Asset-Backed Securities	–	35,511	–	35,511
Collateralized Mortgage Obligations	–	2,914,055	–	2,914,055
Commercial Mortgage-Backed Securities	–	221,888	–	221,888
Corporate Bonds
Consumer Discretionary	–	264,478	–	264,478
Financials	–	917,476	–	917,476
Industrials	–	173,688	–	173,688
Materials	–	121,023	–	121,023
Utilities	–	43,657	–	43,657
Total Corporate Bonds	–	1,520,322	–	1,520,322
Mortgage Pass-Through Securities	–	501,087	–	501,087
U.S. Treasury Obligations	–	3,348,545	–	3,348,545
Investment Companies	6,507,293	–	–	6,507,293
Short-Term Investment
Investment Company	2,043,426	–	–	2,043,426
Total Investments in Securities	$27,597,603	$8,541,408	$–	$36,139,011

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.1%
50,000	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.450%, 05/15/14	49,995
	AmeriCredit Automobile Receivables Trust,
309,712	Series 2006-BG, Class A4, 5.210%, 09/06/13	318,922
35,000	Series 2010-1, Class A2, 0.970%, 01/15/13	35,005
25,000	Series 2010-1, Class A3, 1.660%, 03/17/14	25,008
	Bank of America Auto Trust,
200,000	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	204,333
100,000	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	100,117
100,000	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	100,064
46,212	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.616%, 04/25/36	31,450
60,000	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	60,001
450,000	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	479,936
125,000	CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	124,981
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.526%, 04/25/34	853
120,000	Series 2004-1, Class M1, VAR, 0.746%, 03/25/34	89,638
100,000	Series 2004-1, Class M2, VAR, 0.796%, 03/25/34	74,043
25,796	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.530%, 02/15/34	11,870
100,000	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.790%, 08/15/13	102,318
100,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 07/15/15	105,675
	Long Beach Mortgage Loan Trust,
270,157	Series 2003-4, Class M1, VAR, 1.266%, 08/25/33	193,177
190,000	Series 2004-1, Class M1, VAR, 0.996%, 02/25/34	146,141
125,000	Series 2004-1, Class M2, VAR, 1.071%, 02/25/34	110,989
43,732	Series 2006-WL2, Class 2A3, VAR, 0.446%, 01/25/36	34,106
160,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	169,982
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.696%, 03/25/35	107,824
12,763	Residential Asset Securities Corp., Series 2003-KS9, Class A2B, VAR, 0.886%, 11/25/33	4,266
	Wachovia Asset Securitization, Inc.,
28,432	Series 2003-HE2, Class AII1, VAR, 0.506%, 06/25/33	16,803
62,404	Series 2003-HE3, Class A, VAR, 0.496%, 11/25/33	41,998
90,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	90,120

	Total Asset-Backed Securities (Cost $3,047,718)	2,829,615
Collateralized Mortgage Obligations — 49.7%
	Agency CMO — 38.2%
306,066	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	336,864
	Federal Home Loan Mortgage Corp. REMICS,
9,911	Series 11, Class D, 9.500%, 07/15/19	10,690
8,131	Series 22, Class C, 9.500%, 04/15/20	8,851
1,665	Series 47, Class F, 10.000%, 06/15/20	1,877
1,262	Series 99, Class Z, 9.500%, 01/15/21	1,386
1,673	Series 1065, Class J, 9.000%, 04/15/21	1,880
237,324	Series 1113, Class J, 8.500%, 06/15/21	263,874
11,595	Series 1250, Class J, 7.000%, 05/15/22	12,871
20,516	Series 1316, Class Z, 8.000%, 06/15/22	23,016
35,607	Series 1324, Class Z, 7.000%, 07/15/22	39,524
157,682	Series 1343, Class LA, 8.000%, 08/15/22	176,899
32,459	Series 1343, Class LB, 7.500%, 08/15/22	36,303
22,241	Series 1394, Class ID, IF, 9.566%, 10/15/22	26,179
20,672	Series 1395, Class G, 6.000%, 10/15/22	22,180
15,075	Series 1505, Class Q, 7.000%, 05/15/23	16,734
30,330	Series 1518, Class G, IF, 8.748%, 05/15/23	29,406
29,809	Series 1541, Class O, VAR, 2.930%, 07/15/23	30,319
399,959	Series 1577, Class PV, 6.500%, 09/15/23	436,822
603,712	Series 1584, Class L, 6.500%, 09/15/23	660,781
23,472	Series 1596, Class D, 6.500%, 10/15/13	23,465
10,868	Series 1607, Class SA, IF, 18.335%, 10/15/13	12,679
24,812	Series 1609, Class LG, IF, 16.792%, 11/15/23	29,324
610,011	Series 1633, Class Z, 6.500%, 12/15/23	660,989
500,000	Series 1638, Class H, 6.500%, 12/15/23	548,516
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	2,964
150,902	Series 1694, Class PK, 6.500%, 03/15/24	163,779
18,233	Series 1700, Class GA, PO, 02/15/24	16,334
78,859	Series 1798, Class F, 5.000%, 05/15/23	81,301
167,907	Series 1863, Class Z, 6.500%, 07/15/26	182,520
4,027	Series 1865, Class D, PO, 02/15/24	2,468
52,013	Series 1981, Class Z, 6.000%, 05/15/27	55,809
65,418	Series 1987, Class PE, 7.500%, 09/15/27	73,330
265,017	Series 1999, Class PU, 7.000%, 10/15/27	296,157
19,958	Series 2025, Class PE, 6.300%, 01/15/13	19,952
420,300	Series 2031, Class PG, 7.000%, 02/15/28 (m)	455,172
17,118	Series 2033, Class SN, IF, 23.411%, 03/15/24	8,731
384,253	Series 2035, Class PC, 6.950%, 03/15/28	405,368
28,727	Series 2038, Class PN, IO, 7.000%, 03/15/28	5,148
81,159	Series 2054, Class PV, 7.500%, 05/15/28	86,595
32,017	Series 2055, Class OE, 6.500%, 05/15/13	33,044
479,672	Series 2057, Class PE, 6.750%, 05/15/28	504,343
130,316	Series 2064, Class TE, 7.000%, 06/15/28	138,654
101,510	Series 2075, Class PH, 6.500%, 08/15/28	109,467
413,906	Series 2095, Class PE, 6.000%, 11/15/28	447,689
53,331	Series 2102, Class TU, 6.000%, 12/15/13	56,481
114,566	Series 2115, Class PE, 6.000%, 01/15/14	120,841
21,333	Series 2132, Class SB, HB, IF, 29.559%, 03/15/29	31,176
41,751	Series 2134, Class PI, IO, 6.500%, 03/15/19	6,165
7,267	Series 2135, Class UK, IO, 6.500%, 03/15/14	572
144,798	Series 2178, Class PB, 7.000%, 08/15/29	162,174
190,425	Series 2182, Class ZB, 8.000%, 09/15/29	213,633
34,361	Series 2247, Class Z, 7.500%, 08/15/30	38,143
430,916	Series 2259, Class ZC, 7.350%, 10/15/30	441,278
10,920	Series 2261, Class ZY, 7.500%, 10/15/30	11,284
178,924	Series 2283, Class K, 6.500%, 12/15/23	195,189
19,208	Series 2306, Class K, PO, 05/15/24	16,422
46,098	Series 2306, Class SE, IF, IO, 6.860%, 05/15/24	6,879
66,869	Series 2325, Class PM, 7.000%, 06/15/31	74,094
345,834	Series 2344, Class ZD, 6.500%, 08/15/31	377,192
57,246	Series 2344, Class ZJ, 6.500%, 08/15/31	62,426
32,526	Series 2345, Class NE, 6.500%, 08/15/31	35,142
298,239	Series 2345, Class PQ, 6.500%, 08/15/16	321,490
106,583	Series 2355, Class BP, 6.000%, 09/15/16	114,523
205,434	Series 2359, Class ZB, 8.500%, 06/15/31	233,236
507,695	Series 2367, Class ME, 6.500%, 10/15/31	552,084
51,888	Series 2390, Class DO, PO, 12/15/31	42,164
175,619	Series 2391, Class QR, 5.500%, 12/15/16	187,444
148,179	Series 2394, Class MC, 6.000%, 12/15/16	159,269
73,700	Series 2410, Class OE, 6.375%, 02/15/32	79,347
103,425	Series 2410, Class QS, IF, 18.902%, 02/15/32	119,455
71,977	Series 2410, Class QX, IF, IO, 8.420%, 02/15/32	10,975
94,712	Series 2412, Class SP, IF, 15.640%, 02/15/32	104,919
144,273	Series 2423, Class MC, 7.000%, 03/15/32	158,487
241,546	Series 2423, Class MT, 7.000%, 03/15/32	265,326
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	248,798
470,000	Series 2435, Class VH, 6.000%, 07/15/19	493,701
105,400	Series 2444, Class ES, IF, IO, 7.720%, 03/15/32	15,906
70,267	Series 2450, Class SW, IF, IO, 7.770%, 03/15/32	10,906
287,594	Series 2455, Class GK, 6.500%, 05/15/32	313,684
159,004	Series 2460, Class VZ, 6.000%, 11/15/29	161,890
180,886	Series 2484, Class LZ, 6.500%, 07/15/32	198,438
790,000	Series 2500, Class MC, 6.000%, 09/15/32	856,069
79,362	Series 2503, Class BH, 5.500%, 09/15/17	85,001
231,543	Series 2515, Class DE, 4.000%, 03/15/32	239,668
773,155	Series 2527, Class BP, 5.000%, 11/15/17	821,005
336,242	Series 2535, Class BK, 5.500%, 12/15/22	363,217
5,300,000	Series 2543, Class YX, 6.000%, 12/15/32 (m)	5,700,856
500,000	Series 2544, Class HC, 6.000%, 12/15/32	540,628
89,684	Series 2565, Class MB, 6.000%, 05/15/30	92,417
500,000	Series 2575, Class ME, 6.000%, 02/15/33	537,447
3,230,000	Series 2578, Class PG, 5.000%, 02/15/18	3,460,411
86,475	Series 2586, Class WI, IO, 6.500%, 03/15/33	16,345
367,385	Series 2594, Class VQ, 6.000%, 08/15/20	384,383
101,406	Series 2597, Class DS, IF, IO, 7.320%, 02/15/33	4,977
207,511	Series 2599, Class DS, IF, IO, 6.770%, 02/15/33	10,842
271,075	Series 2610, Class DS, IF, IO, 6.870%, 03/15/33	18,483
359,803	Series 2611, Class SH, IF, IO, 7.420%, 10/15/21	24,731
610,100	Series 2626, Class KA, 3.000%, 03/15/30	615,734
567,881	Series 2626, Class NS, IF, IO, 6.320%, 06/15/23	65,587
650,000	Series 2631, Class TE, 4.500%, 02/15/28	660,139
607,266	Series 2636, Class Z, 4.500%, 06/15/18	639,951
199,277	Series 2638, Class DS, IF, 8.370%, 07/15/23	193,383
12,462	Series 2643, Class HI, IO, 4.500%, 12/15/16	328
366,794	Series 2647, Class A, 3.250%, 04/15/32	365,866
3,083,553	Series 2651, Class VZ, 4.500%, 07/15/18	3,249,540
2,438,000	Series 2656, Class BG, 5.000%, 10/15/32	2,601,620
39,435	Series 2656, Class SH, IF, 20.910%, 02/15/25	41,423
304,653	Series 2668, Class SB, IF, 6.995%, 10/15/15	315,824
410,000	Series 2682, Class LC, 4.500%, 07/15/32	433,075
222,670	Series 2682, Class YS, IF, 8.657%, 10/15/33	195,314
2,500,000	Series 2684, Class PD, 5.000%, 03/15/29	2,626,559
274,714	Series 2684, Class TO, PO, 10/15/33	211,374
169,858	Series 2691, Class WS, IF, 8.655%, 10/15/33	152,180
121,276	Series 2705, Class SC, IF, 8.655%, 11/15/33	107,704
185,126	Series 2705, Class SD, IF, 8.704%, 11/15/33	167,552
750,000	Series 2727, Class BS, IF, 8.730%, 01/15/34	614,448
209,330	Series 2744, Class FE, VAR, 0.000%, 02/15/34	177,861
1,250,000	Series 2749, Class TD, 5.000%, 06/15/21	1,308,887
128,752	Series 2753, Class S, IF, 11.540%, 02/15/34	123,607
124,738	Series 2755, Class SA, IF, 13.740%, 05/15/30	138,711
104,092	Series 2766, Class SX, IF, 15.814%, 03/15/34	103,992
38,102	Series 2769, Class PO, PO, 03/15/34	33,778
360,063	Series 2776, Class SK, IF, 8.730%, 04/15/34	321,538
21,988	Series 2778, Class BS, IF, 15.175%, 04/15/34	22,308
207,350	Series 2780, Class JG, 4.500%, 04/15/19	216,390
625,000	Series 2827, Class DG, 4.500%, 07/15/19	655,037
100,355	Series 2827, Class SQ, IF, 7.500%, 01/15/19	101,542
1,205,443	Series 2929, Class PC, 5.000%, 01/15/28	1,249,652
40,839	Series 2975, Class KO, PO, 05/15/35	39,638
91,005	Series 2989, Class PO, PO, 06/15/23	83,260
300,000	Series 3047, Class OD, 5.500%, 10/15/35	311,279
569,294	Series 3085, Class VS, HB, IF, 27.800%, 12/15/35	782,276
170,282	Series 3117, Class EO, PO, 02/15/36	146,015
215,715	Series 3260, Class CS, IF, IO, 5.910%, 01/15/37	20,222
595,982	Series 3387, Class SA, IF, IO, 6.190%, 11/15/37	52,079
1,783,667	Series 3430, Class AI, IO, 1.417%, 09/15/12	25,471
1,299,116	Series 3455, Class SE, IF, IO, 5.970%, 06/15/38	146,241
576,018	Federal Home Loan Mortgage Corp. STRIPS, Series 233, Class 11, IO, 5.000%, 09/15/35	97,368
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
23,911	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	27,281
163,366	Series T-54, Class 2A, 6.500%, 02/25/43	179,090
75,307	Series T-54, Class 3A, 7.000%, 02/25/43	84,721
293,783	Series T-56, Class A, PO, 05/25/43	249,857
45,249	Series T-58, Class A, PO, 09/25/43	38,180
	Federal National Mortgage Association REMICS,
17,046	Series 1988-16, Class B, 9.500%, 06/25/18	19,384
8,923	Series 1989-83, Class H, 8.500%, 11/25/19	10,061
2,236	Series 1990-1, Class D, 8.800%, 01/25/20	2,539
10,385	Series 1990-10, Class L, 8.500%, 02/25/20	11,710
1,775	Series 1990-93, Class G, 5.500%, 08/25/20	1,849
34	Series 1990-140, Class K, HB, 652.145%, 12/25/20	514
3,734	Series 1990-143, Class J, 8.750%, 12/25/20	4,152
60,887	Series 1992-101, Class J, 7.500%, 06/25/22	64,066
24,913	Series 1992-143, Class MA, 5.500%, 09/25/22	26,999
75,138	Series 1993-146, Class E, PO, 05/25/23	66,241
192,816	Series 1993-155, Class PJ, 7.000%, 09/25/23	213,077
5,752	Series 1993-165, Class SD, IF, 11.067%, 09/25/23	6,385
28,682	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	33,867
19,703	Series 1993-167, Class GA, 7.000%, 09/25/23	20,430
266,814	Series 1993-203, Class PL, 6.500%, 10/25/23	290,804
24,915	Series 1993-205, Class H, PO, 09/25/23	21,588
1,949,758	Series 1993-223, Class PZ, 6.500%, 12/25/23	2,137,630
220,195	Series 1993-225, Class UB, 6.500%, 12/25/23	233,754
5,725	Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	5,768
564,636	Series 1993-250, Class Z, 7.000%, 12/25/23	607,084
59,387	Series 1993-257, Class C, PO, 06/25/23	57,408
611,396	Series 1994-37, Class L, 6.500%, 03/25/24	670,721
5,589,166	Series 1994-72, Class K, 6.000%, 04/25/24	6,066,975
45,791	Series 1995-2, Class Z, 8.500%, 01/25/25	51,629
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	91,007
11,111	Series 1996-59, Class J, 6.500%, 08/25/22	12,223
67,288	Series 1996-59, Class K, 6.500%, 07/25/23	70,380
352,314	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	17,776
34,772	Series 1997-39, Class PD, 7.500%, 05/20/27	38,527
80,403	Series 1997-46, Class PL, 6.000%, 07/18/27	86,644
195,300	Series 1997-61, Class ZC, 7.000%, 02/25/23	215,074
74,329	Series 1998-36, Class ZB, 6.000%, 07/18/28	80,853
89,408	Series 1998-43, Class SA, IF, IO, 14.880%, 04/25/23	32,437
118,598	Series 1998-46, Class GZ, 6.500%, 08/18/28	130,328
282,524	Series 1998-58, Class PC, 6.500%, 10/25/28	307,599
551,775	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	102,462
15,519	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	3,112
228,988	Series 2001-4, Class PC, 7.000%, 03/25/21	255,458
190,228	Series 2001-30, Class PM, 7.000%, 07/25/31	210,461
970,889	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	186,838
275,798	Series 2001-36, Class DE, 7.000%, 08/25/31	304,710
35,314	Series 2001-44, Class PD, 7.000%, 09/25/31	39,031
154,352	Series 2001-52, Class XN, 6.500%, 11/25/15	166,883
481,635	Series 2001-61, Class Z, 7.000%, 11/25/31	532,144
192,234	Series 2001-69, Class PG, 6.000%, 12/25/16	206,689
131,427	Series 2001-71, Class QE, 6.000%, 12/25/16	141,314
49,554	Series 2001-80, Class PE, 6.000%, 07/25/29	51,571
80,173	Series 2002-1, Class HC, 6.500%, 02/25/22	88,268
22,517	Series 2002-1, Class SA, IF, 24.388%, 02/25/32	29,512
196,949	Series 2002-2, Class UC, 6.000%, 02/25/17	210,718
221,283	Series 2002-3, Class OG, 6.000%, 02/25/17	237,860
506,727	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	28,264
250,288	Series 2002-28, Class PK, 6.500%, 05/25/32	273,996
751,141	Series 2002-62, Class ZE, 5.500%, 11/25/17	803,368
644,091	Series 2002-68, Class SH, IF, IO, 7.764%, 10/18/32	111,115
87,143	Series 2002-77, Class S, IF, 14.032%, 12/25/32	93,357
16,167	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1,339
500,000	Series 2002-94, Class BK, 5.500%, 01/25/18	541,081
409,211	Series 2003-7, Class A1, 6.500%, 12/25/42	448,597
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	280,003
2,000,000	Series 2003-35, Class MD, 5.000%, 11/25/16	2,066,367
250,000	Series 2003-41, Class PE, 5.500%, 05/25/23	271,389
196,612	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	41,214
100,000	Series 2003-47, Class PE, 5.750%, 06/25/33	105,722
72,389	Series 2003-64, Class SX, IF, 13.178%, 07/25/33	71,756
137,896	Series 2003-66, Class PA, 3.500%, 02/25/33	139,551
647,059	Series 2003-68, Class LC, 3.000%, 07/25/22	649,775
301,290	Series 2003-68, Class QP, 3.000%, 07/25/22	307,486
112,716	Series 2003-70, Class BE, 3.500%, 12/25/25	112,859
137,818	Series 2003-71, Class DS, IF, 7.162%, 08/25/33	108,958
504,181	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	60,241
579,708	Series 2003-80, Class SY, IF, IO, 7.404%, 06/25/23	66,683
3,600,000	Series 2003-81, Class MC, 5.000%, 12/25/32	3,839,125
600,000	Series 2003-82, Class VB, 5.500%, 08/25/33	647,281
85,408	Series 2003-91, Class SD, IF, 12.090%, 09/25/33	86,106
250,000	Series 2003-106, Class US, IF, 8.706%, 11/25/23	225,431
583,089	Series 2003-116, Class SB, IF, IO, 7.354%, 11/25/33	82,779
2,901,667	Series 2003-128, Class DY, 4.500%, 01/25/24	3,017,343
92,899	Series 2003-130, Class SX, IF, 11.151%, 01/25/34	98,878
149,486	Series 2003-132, Class OA, PO, 08/25/33	128,401
1,850,000	Series 2004-2, Class OE, 5.000%, 05/25/23	1,973,697
247,397	Series 2004-4, Class QM, IF, 13.708%, 06/25/33	260,037
156,377	Series 2004-10, Class SC, HB, IF, 27.616%, 02/25/34	204,585
164,907	Series 2004-14, Class SD, IF, 8.706%, 03/25/34	141,329
174,232	Series 2004-21, Class CO, PO, 04/25/34	112,224
141,797	Series 2004-22, Class A, 4.000%, 04/25/19	139,346
306,349	Series 2004-36, Class SA, IF, 18.848%, 05/25/34	357,771
236,705	Series 2004-46, Class SK, IF, 15.823%, 05/25/34	254,426
54,791	Series 2004-51, Class SY, IF, 13.748%, 07/25/34	57,454
150,029	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	160,689
1,219,527	Series 2004-75, Class VK, 4.500%, 09/25/22	1,278,921
200,000	Series 2004-76, Class CL, 4.000%, 10/25/19	207,612
133,024	Series 2004-92, Class JO, PO, 12/25/34	132,080
507,491	Series 2005-28, Class JA, 5.000%, 04/25/35	492,578
444,842	Series 2005-45, Class DC, HB, IF, 23.408%, 06/25/35	558,785
158,123	Series 2005-47, Class AN, 5.000%, 12/25/16	161,604
277,658	Series 2005-52, Class PA, 6.500%, 06/25/35	299,279
853,000	Series 2005-68, Class BC, 5.250%, 06/25/35	910,051
689,880	Series 2005-84, Class XM, 5.750%, 10/25/35	746,989
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	745,497
162,836	Series 2006-22, Class AO, PO, 04/25/36	137,940
116,127	Series 2006-46, Class SW, HB, IF, 23.297%, 06/25/36	142,635
368,928	Series 2006-59, Class QO, PO, 01/25/33	315,375
434,825	Series 2006-110, Class PO, PO, 11/25/36	365,457
655,950	Series 2007-7, Class SG, IF, IO, 6.254%, 08/25/36	62,850
1,546,547	Series 2007-53, Class SH, IF, IO, 5.854%, 06/25/37	175,930
671,585	Series 2007-88, Class VI, IF, IO, 6.294%, 09/25/37	74,781
1,036,105	Series 2007-100, Class SM, IF, IO, 6.204%, 10/25/37	113,508
1,087,132	Series 2008-1, Class BI, IF, IO, 5.664%, 02/25/38	93,699
654,706	Series 2008-16, Class IS, IF, IO, 5.954%, 03/25/38	77,950
833,290	Series 2008-46, Class HI, IO, VAR, 6.811%, 06/25/38	53,931
565,942	Series 2008-53, Class CI, IF, IO, 6.954%, 07/25/38	71,242
15,384	Series G92-15, Class Z, 7.000%, 01/25/22	15,729
4,755	Series G92-42, Class Z, 7.000%, 07/25/22	5,244
131,471	Series G92-44, Class ZQ, 8.000%, 07/25/22	147,412
56,778	Series G92-54, Class ZQ, 7.500%, 09/25/22	63,141
3,556	Series G92-59, Class F, VAR, 2.486%, 10/25/22	3,516
9,783	Series G92-61, Class Z, 7.000%, 10/25/22	10,695
21,238	Series G92-66, Class KA, 6.000%, 12/25/22	23,105
100,447	Series G92-66, Class KB, 7.000%, 12/25/22	110,690
28,033	Series G93-1, Class KA, 7.900%, 01/25/23	31,651
29,515	Series G93-17, Class SI, IF, 6.000%, 04/25/23	31,006
	Federal National Mortgage Association STRIPS,
70,135	Series 329, Class 1, PO, 01/01/33	59,209
289,833	Series 365, Class 8, IO, 5.500%, 05/01/36	49,221
	Federal National Mortgage Association Whole Loan,
500,181	Series 1999-W4, Class A9, 6.250%, 02/25/29	526,514
879,837	Series 2002-W7, Class A4, 6.000%, 06/25/29	947,749
578,492	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	634,172
72,969	Series 2003-W1, Class 2A, 7.500%, 12/25/42	81,725
107,232	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	121,038
	Government National Mortgage Association,
83,094	Series 1994-3, Class PQ, 7.488%, 07/16/24	89,539
378,475	Series 1994-7, Class PQ, 6.500%, 10/16/24	414,165
87,131	Series 1996-16, Class E, 7.500%, 08/16/26	91,559
82,464	Series 1997-8, Class PN, 7.500%, 05/16/27	87,174
209,852	Series 1998-22, Class PD, 6.500%, 09/20/28	221,662
97,372	Series 1998-26, Class K, 7.500%, 09/17/25	109,300
67,040	Series 1999-17, Class L, 6.000%, 05/20/29	71,027
79,708	Series 1999-41, Class Z, 8.000%, 11/16/29	89,596
50,643	Series 1999-44, Class PC, 7.500%, 12/20/29	57,002
62,007	Series 1999-44, Class ZG, 8.000%, 12/20/29	68,460
42,721	Series 2000-6, Class Z, 7.500%, 02/20/30	46,672
77,820	Series 2000-14, Class PD, 7.000%, 02/16/30	83,439
290,467	Series 2000-21, Class Z, 9.000%, 03/16/30	328,409
35,083	Series 2000-26, Class Z, 7.750%, 09/20/30	38,646
5,228	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1,187
800,000	Series 2000-36, Class PB, 7.500%, 11/16/30	829,013
64,321	Series 2000-37, Class B, 8.000%, 12/20/30	72,300
16,984	Series 2000-38, Class AH, 7.150%, 12/20/30	19,287
44,300	Series 2001-4, Class SJ, IF, IO, 7.914%, 01/19/30	6,170
2,500,000	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	2,676,760
354,764	Series 2001-22, Class PS, HB, IF, 20.409%, 03/17/31	449,002
128,876	Series 2001-36, Class S, IF, IO, 7.820%, 08/16/31	19,251
371,722	Series 2001-53, Class SR, IF, IO, 7.910%, 10/20/31	34,547
180,411	Series 2001-64, Class MQ, 6.500%, 12/20/31	192,460
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,095,326
23,445	Series 2002-24, Class SB, IF, 11.580%, 04/16/32	25,487
113,006	Series 2002-54, Class GB, 6.500%, 08/20/32	121,609
102,055	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	6,432
14,491	Series 2003-24, Class PO, PO, 03/16/33	10,731
5,740,942	Series 2003-59, Class XA, IO, VAR, 2.048%, 06/16/34	371,806
2,759,774	Series 2003-75, Class BE, 6.000%, 04/16/28	2,849,831
263,084	Series 2003-76, Class LS, IF, IO, 6.960%, 09/20/31	20,807
805,945	Series 2004-11, Class SW, IF, IO, 5.260%, 02/20/34	65,889
64,014	Series 2004-28, Class S, IF, 19.030%, 04/16/34	75,927
1,121,734	Series 2004-62, Class VA, 5.500%, 07/20/15	1,195,426
774,855	Series 2007-45, Class QA, IF, IO, 6.400%, 07/20/37	86,502
704,953	Series 2007-76, Class SA, IF, IO, 6.290%, 11/20/37	59,977
751,467	Series 2008-2, Class MS, IF, IO, 6.930%, 01/16/38	84,096
508,376	Series 2008-55, Class SA, IF, IO, 5.960%, 06/20/38	49,126
432,452	Series 2009-6, Class SA, IF, IO, 5.870%, 02/16/39	43,434
1,149,165	Series 2009-6, Class SH, IF, IO, 5.800%, 02/20/39	104,227
696,369	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	77,962
477,260	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	51,193
1,535,507	Series 2009-22, Class SA, IF, IO, 6.030%, 04/20/39	162,471
1,561,141	Series 2009-31, Class ST, IF, IO, 6.110%, 03/20/39	174,247
1,561,141	Series 2009-31, Class TS, IF, IO, 6.060%, 03/20/39	174,116
368,097	Series 2009-79, Class OK, PO, 11/16/37	294,494
	Vendee Mortgage Trust,
103,082	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	109,967
245,134	Series 1996-1, Class 1Z, 6.750%, 02/15/26	267,886
132,753	Series 1996-2, Class 1Z, 6.750%, 06/15/26	143,456
491,104	Series 1997-1, Class 2Z, 7.500%, 02/15/27	552,492
132,482	Series 1998-1, Class 2E, 7.000%, 03/15/28	145,482

		102,733,823
	Non-Agency CMO — 11.5%
11,871	Adjustable Rate Mortgage Trust, Series 2004-1, Class 9A2, VAR, 1.046%, 01/25/35	11,031
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	231,035
	Banc of America Alternative Loan Trust,
244,301	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	245,256
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	167,311
107,328	Series 2004-6, Class 15, PO, 07/25/19	79,668
	Banc of America Funding Corp.,
163,166	Series 2003-1, Class A, PO, 05/20/33	101,722
328,519	Series 2003-3, Class 1A33, 5.500%, 10/25/33	331,517
107,276	Series 2004-1, Class PO, PO, 03/25/34	76,970
873,315	Series 2005-6, Class 2A7, 5.500%, 10/25/35	778,657
172,190	Series 2005-7, Class 30, PO, 11/25/35	104,461
422,296	Series 2005-E, Class 4A1, VAR, 2.996%, 03/20/35	390,989
	Banc of America Mortgage Securities, Inc.,
54,913	Series 2002-10, Class A, PO, 11/25/32	39,751
49,113	Series 2003-8, Class A, PO, 11/25/33	31,040
46,571	Series 2004-4, Class A, PO, 05/25/34	31,515
550,895	Series 2004-5, Class 2A2, 5.500%, 06/25/34	451,939
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	139,955
174,542	Series 2004-6, Class A, PO, 07/25/34	108,269
289,581	Series 2004-7, Class 1A19, PO, 08/25/34	169,204
8,620	Series 2004-E, Class 2A5, VAR, 4.140%, 06/25/34	8,601
329,834	Series 2004-J, Class 3A1, VAR, 5.081%, 11/25/34	288,029
1,776,548	Series 2005-5, Class 1A26, IO, 5.500%, 06/25/35	146,391
	Bear Stearns Adjustable Rate Mortgage Trust,
191,337	Series 2003-7, Class 3A, VAR, 4.947%, 10/25/33	175,634
262,511	Series 2005-5, Class A1, VAR, 2.530%, 08/25/35	244,869
699,821	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	622,684
423,505	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	430,784
	Citigroup Mortgage Loan Trust, Inc.,
42,677	Series 2003-UP3, Class A3, 7.000%, 09/25/33	42,413
63,346	Series 2003-UST1, Class 1, PO, 12/25/18	47,615
36,283	Series 2003-UST1, Class 3, PO, 12/25/18	29,509
137,255	Series 2003-UST1, Class A1, 5.500%, 12/25/18	139,163
153,035	Series 2005-1, Class 2A1A, VAR, 3.452%, 04/25/35	93,048
	Countrywide Alternative Loan Trust,
174,795	Series 2002-8, Class A4, 6.500%, 07/25/32	165,942
68,686	Series 2003-J1, Class PO, PO, 10/25/33	43,984
1,566,776	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,250,094
200,000	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	197,177
204,976	Series 2005-5R, Class A1, 5.250%, 12/25/18	185,439
944,837	Series 2005-20CB, Class 3A8, IF, IO, 4.504%, 07/25/35	74,359
1,866,538	Series 2005-22T1, Class A2, IF, IO, 4.824%, 06/25/35	153,544
104,852	Series 2005-26CB, Class A10, IF, 12.604%, 07/25/35	110,012
1,181,600	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	928,372
600,000	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	452,545
1,782,667	Series 2005-J1, Class 1A4, IF, IO, 4.854%, 02/25/35	143,070
200,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	40,007
	Countrywide Home Loan Mortgage Pass-Through Trust,
440,949	Series 2003-26, Class 1A6, 3.500%, 08/25/33	400,986
74,470	Series 2003-34, Class A11, 5.250%, 09/25/33	73,159
186,364	Series 2003-44, Class A6, PO, 10/25/33	147,829
122,048	Series 2003-J7, Class 4A3, IF, 9.455%, 08/25/18	118,884
137,458	Series 2004-7, Class 2A1, VAR, 3.310%, 06/25/34	132,924
85,873	Series 2004-HYB1, Class 2A, VAR, 3.328%, 05/20/34	67,968
109,187	Series 2004-HYB3, Class 2A, VAR, 3.536%, 06/20/34	82,134
456,233	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	458,371
84,283	Series 2004-J8, Class A, PO, 11/25/19	63,566
500,000	Series 2005-16, Class A23, 5.500%, 09/25/35	423,384
550,203	Series 2005-22, Class 2A1, VAR, 5.145%, 11/25/35	418,602
	CS First Boston Mortgage Securities Corp.,
10,917	Series 2004-5, Class 1A8, 6.000%, 09/25/34	10,916
78,051	Series 2004-5, Class 5P, PO, 08/25/19	57,709
326,418	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	229,074
	First Horizon Asset Securities, Inc.,
159,485	Series 2003-3, Class 1A4, 3.900%, 05/25/33	152,806
184,834	Series 2004-AR7, Class 2A1, VAR, 2.880%, 02/25/35	177,920
300,000	Series 2004-AR7, Class 2A2, VAR, 2.880%, 02/25/35	260,262
307,541	Series 2005-AR1, Class 2A2, VAR, 2.899%, 04/25/35	280,851
	GMAC Mortgage Corp. Loan Trust,
344,282	Series 2003-AR1, Class A4, VAR, 4.078%, 10/19/33	327,426
358,890	Series 2004-J5, Class A7, 6.500%, 01/25/35	374,591
650,000	Series 2005-AR3, Class 3A4, VAR, 4.776%, 06/19/35	482,900
	GSR Mortgage Loan Trust,
508,376	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	342,940
935,043	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	934,917
271,926	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	279,192
66,791	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	41,074
2,392,864	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.490%, 08/25/35	24,647
	MASTR Adjustable Rate Mortgages Trust,
206,137	Series 2004-13, Class 2A1, VAR, 3.000%, 04/21/34	198,521
1,048,399	Series 2004-13, Class 3A6, VAR, 3.096%, 11/21/34	1,039,733
	MASTR Alternative Loans Trust,
302,415	Series 2003-9, Class 8A1, 6.000%, 01/25/34	266,786
834,413	Series 2004-4, Class 10A1, 5.000%, 05/25/24	796,604
385,933	Series 2004-6, Class 7A1, 6.000%, 07/25/34	332,747
54,228	Series 2004-7, Class 30, PO, 08/25/34	35,423
348,471	Series 2004-8, Class 6A1, 5.500%, 09/25/19	337,853
424,410	Series 2004-10, Class 1A1, 4.500%, 09/25/19	418,972
	MASTR Asset Securitization Trust,
7,778	Series 2003-4, Class 2A2, 5.000%, 05/25/18	7,763
144,757	Series 2003-12, Class 15, PO, 12/25/18	117,680
198,489	Series 2004-6, Class 15, PO, 05/25/19	150,214
191,542	Series 2004-8, Class PO, PO, 08/25/19	142,501
358,482	Series 2004-10, Class 15, PO, 10/25/19	273,030
671,011	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	389,187
96,815	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.566%, 02/25/35	73,066
89,462	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	84,723
746,212	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	137,091
	Residential Accredit Loans, Inc.,
183,267	Series 2002-QS8, Class A5, 6.250%, 06/25/17	186,245
862,838	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	709,126
455,425	Series 2003-QS14, Class A1, 5.000%, 07/25/18	449,583
135,025	Series 2003-QS18, Class A1, 5.000%, 09/25/18	132,957
47,958	Series 2003-QS3, Class A2, IF, 15.959%, 02/25/18	47,087
156,775	Series 2003-QS3, Class A8, IF, IO, 7.354%, 02/25/18	17,055
361,119	Series 2003-QS9, Class A3, IF, IO, 7.304%, 05/25/18	43,285
55,421	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	54,018
	Residential Funding Mortgage Securities I,
31,162	Series 2003-S11, Class A1, 2.500%, 06/25/18	31,055
42,598	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	42,475
221,512	Series 2003-S7, Class A17, 4.000%, 05/25/33	214,688
233,165	Series 2005-SA4, Class 1A1, VAR, 3.766%, 09/25/35	176,732
11,076	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	10,783
	Salomon Brothers Mortgage Securities VII, Inc.,
201,115	Series 2003-HYB1, Class A, VAR, 3.691%, 09/25/33	191,068
16,838	Series 2003-UP2, Class 1, PO, 12/25/18	13,258
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.949%, 06/25/34	353,803
	Structured Asset Securities Corp.,
308,786	Series 2003-8, Class 1A2, 5.000%, 04/25/18	294,641
275,757	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	267,384
202,893	Series 2004-20, Class 1A3, 5.250%, 11/25/34	201,313
56,325	Series 2005-6, Class 5A8, IF, 13.408%, 05/25/35	56,333
	WaMu Mortgage Pass-Through Certificates,
45,610	Series 2003-AR8, Class A, VAR, 2.846%, 08/25/33	44,984
231,440	Series 2003-AR9, Class 1A6, VAR, 2.829%, 09/25/33	226,542
816,375	Series 2003-S10, Class A5, 5.000%, 10/25/18	815,392
62,798	Series 2003-S10, Class A6, PO, 10/25/18	55,447
151,908	Series 2003-S11, Class 2A5, IF, 16.373%, 11/25/33	152,743
180,891	Series 2003-S4, Class 3A, 5.500%, 06/25/33	183,407
402,463	Series 2003-S8, Class A4, 4.500%, 09/25/18	394,361
223,739	Series 2004-AR14, Class A1, VAR, 2.754%, 01/25/35	212,405
82,772	Series 2004-AR3, Class A2, VAR, 3.080%, 06/25/34	77,186
423,636	Series 2004-S3, Class 2A3, IF, 18.161%, 07/25/34	444,979
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
2,444,647	Series 2005-2, Class 1A4, IF, IO, 4.804%, 04/25/35	198,873
858,761	Series 2005-2, Class 2A3, IF, IO, 4.754%, 04/25/35	88,506
643,462	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	87,001
800,000	Series 2005-4, Class CB7, 5.500%, 06/25/35	634,711
80,358	Series 2005-4, Class DP, PO, 06/25/20	58,710
246,122	Series 2005-6, Class 2A4, 5.500%, 08/25/35	198,741
45,520	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	45,550
	Wells Fargo Mortgage Backed Securities Trust,
127,061	Series 2003-8, Class A9, 4.500%, 08/25/18	126,704
55,761	Series 2003-11, Class 1A, PO, 10/25/18	44,985
663,000	Series 2003-11, Class 1A4, 4.750%, 10/25/18	669,349
186,876	Series 2003-15, Class 1A1, 4.750%, 12/25/18	189,621
165,154	Series 2003-K, Class 1A1, VAR, 4.472%, 11/25/33	165,854
330,308	Series 2003-K, Class 1A2, VAR, 4.472%, 11/25/33	332,539
202,446	Series 2004-7, Class 2A2, 5.000%, 07/25/19	208,422
176,854	Series 2004-EE, Class 3A1, VAR, 3.876%, 12/25/34	172,720
438,875	Series 2004-P, Class 2A1, VAR, 3.063%, 09/25/34	411,060
160,409	Series 2005-AR16, Class 2A1, VAR, 3.000%, 10/25/35	140,171
238,013	Series 2005-AR8, Class 2A1, VAR, 3.152%, 06/25/35	220,635

		30,764,988
	Total Collateralized Mortgage Obligations (Cost $130,080,524)	133,498,811
Commercial Mortgage-Backed Securities — 1.6%
	Banc of America Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	124,568
550,000	Series 2005-6, Class ASB, VAR, 5.179%, 09/10/47	578,828
250,000	Series 2006-4, Class A4, 5.634%, 07/10/46	253,466
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	253,411
250,000	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	259,929
360,000	Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	372,995
133,787	Series 2006-PW14, Class A1, 5.044%, 12/11/38	137,066
82,922	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.729%, 03/15/49	84,753
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, VAR, 5.549%, 02/15/39	582,282
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	102,063
75,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.742%, 02/15/30	75,888
330,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	341,502
	Morgan Stanley Capital I,
118,646	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	121,611
45,420	Series 2006-T23, Class A1, 5.682%, 08/12/41	46,644
400,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.072%, 08/15/39	432,717
401,085	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	404,232

	Total Commercial Mortgage-Backed Securities (Cost $3,989,746)	4,171,955
Corporate Bonds — 11.6%
Consumer Discretionary — 0.6%
	Media — 0.5%
21,000	CBS Corp., 5.750%, 04/15/20	21,090
125,000	Comcast Cable Communications LLC, 7.125%, 06/15/13	141,680
335,000	Comcast Cable Holdings LLC, 9.800%, 02/01/12	380,040
	Comcast Corp.,
100,000	5.500%, 03/15/11	104,039
50,000	5.900%, 03/15/16	54,619
30,000	6.500%, 01/15/17	33,351
30,000	Cox Communications, Inc., 5.450%, 12/15/14	32,429
100,000	Historic TW, Inc., 9.150%, 02/01/23	129,853
150,000	News America, Inc., 7.300%, 04/30/28	161,376
50,000	Time Warner Cable, Inc., 7.300%, 07/01/38	55,646
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	61,022
150,000	10.150%, 05/01/12	173,447
75,000	Time Warner, Inc., 6.200%, 03/15/40	74,042
50,000	Viacom, Inc., 6.250%, 04/30/16	55,240

		1,477,874
	Specialty Retail — 0.1%
70,000	Home Depot, Inc., 5.400%, 03/01/16	75,642
75,000	Lowe's Cos., Inc., 7.110%, 05/15/37	88,376
35,000	Staples, Inc., 9.750%, 01/15/14	42,431

		206,449
	Total Consumer Discretionary	1,684,323
Consumer Staples — 0.4%
	Beverages — 0.1%
	Anheuser-Busch InBev Worldwide, Inc.,
50,000	7.200%, 01/15/14 (e)	57,281
25,000	7.750%, 01/15/19 (e)	29,735
50,000	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	56,375
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	102,932
20,000	Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	21,958
45,000	Dr Pepper Snapple Group, Inc., 6.820%, 05/01/18	51,408
15,000	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	15,812

		335,501
	Food & Staples Retailing — 0.0% (g)
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	77,603

	Food Products — 0.2%
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	27,648
50,000	Kellogg Co., 4.250%, 03/06/13	52,822
	Kraft Foods, Inc.,
127,000	5.375%, 02/10/20	129,077
165,000	6.125%, 02/01/18	180,574
100,000	6.875%, 02/01/38	108,183

		498,304
	Household Products — 0.1%
85,381	Procter & Gamble - ESOP, 9.360%, 01/01/21	107,935

	Total Consumer Staples	1,019,343
Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	108,224
25,000	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19 (e)	26,288
	ConocoPhillips,
25,000	5.750%, 02/01/19	27,253
120,000	6.000%, 01/15/20	133,297
125,000	8.750%, 05/25/10	126,485
150,000	Marathon Oil Corp., 6.000%, 10/01/17	160,987
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	64,197
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	48,488
95,000	XTO Energy, Inc., 5.750%, 12/15/13	105,838

	Total Energy	801,057
Financials — 6.8%
	Capital Markets — 2.0%
55,000	Bank of New York Mellon Corp. (The), 4.600%, 01/15/20	55,164
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	80,983
130,000	5.000%, 12/10/19	130,133
65,000	6.250%, 09/15/17	71,499
	Credit Suisse USA, Inc.,
50,000	4.875%, 01/15/15	53,017
500,000	6.125%, 11/15/11	537,151
	Goldman Sachs Group, Inc. (The),
375,000	4.750%, 07/15/13	396,447
55,000	5.150%, 01/15/14	58,336
150,000	5.250%, 10/15/13	161,239
156,000	5.375%, 03/15/20	154,557
100,000	5.500%, 11/15/14	107,278
150,000	5.950%, 01/18/18	157,372
75,000	5.950%, 01/15/27	71,997
100,000	6.250%, 09/01/17	107,541
80,000	6.750%, 10/01/37	79,899
200,000	6.875%, 01/15/11	209,377
125,000	7.500%, 02/15/19	142,850
110,000	Jefferies Group, Inc., 6.450%, 06/08/27	98,254
	Lehman Brothers Holdings, Inc.,
315,000	0.000%, 11/10/09 (d)	72,450
200,000	4.800%, 03/13/14 (d)	46,500
100,000	5.750%, 05/17/13 (d)	23,250
175,000	6.625%, 01/18/12 (d)	40,688
	Merrill Lynch & Co., Inc.,
100,000	4.790%, 08/04/10	101,284
120,000	5.450%, 07/15/14	125,503
30,000	6.050%, 08/15/12	32,040
244,000	6.150%, 04/25/13	262,715
110,000	6.400%, 08/28/17	115,932
90,000	6.875%, 04/25/18	96,990
	Morgan Stanley,
100,000	4.200%, 11/20/14	100,220
400,000	4.750%, 04/01/14	408,431
100,000	5.500%, 01/26/20	97,814
130,000	6.250%, 08/28/17	136,448
300,000	6.600%, 04/01/12	325,491
350,000	6.750%, 04/15/11	369,477
136,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	141,143
150,000	State Street Corp., 7.650%, 06/15/10	151,925

		5,321,395
	Commercial Banks — 1.4%
82,000	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	82,539
	Barclays Bank plc, (United Kingdom),
110,000	2.500%, 01/23/13	110,131
106,000	3.900%, 04/07/15	106,239
100,000	5.200%, 07/10/14	106,784
150,000	6.050%, 12/04/17 (e)	154,690
	BB&T Corp.,
50,000	3.375%, 09/25/13	51,032
50,000	4.900%, 06/30/17	49,704
75,000	Branch Banking & Trust Co., 4.875%, 01/15/13	79,422
150,000	Credit Suisse, (Switzerland), 5.000%, 05/15/13	161,216
350,000	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (d) (e) (f) (i)	103,250
250,000	Huntington National Bank (The), 8.000%, 04/01/10	250,008
35,000	KeyCorp, 6.500%, 05/14/13	37,377
75,000	Marshall & Ilsley Corp., 5.350%, 04/01/11	75,399
	National Australia Bank Ltd., (Australia),
200,000	2.500%, 01/08/13 (e)	200,240
100,000	3.750%, 03/02/15 (e)	100,398
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	151,101
50,000	5.250%, 11/15/15	52,561
200,000	Rabobank Nederland NV, (Netherlands), 3.200%, 03/11/15 (e)	198,285
50,000	Regions Financial Corp., 7.375%, 12/10/37	43,450
250,000	SunTrust Banks, Inc., 6.375%, 04/01/11	260,993
100,000	U.S. Bancorp, 7.500%, 06/01/26	107,634
100,000	UBS AG, (Switzerland), 5.750%, 04/25/18	102,432
	Wachovia Bank N.A.,
250,000	6.600%, 01/15/38	257,218
100,000	7.800%, 08/18/10	102,578
250,000	VAR, 0.587%, 03/15/16	229,909
	Wachovia Corp.,
150,000	5.500%, 05/01/13	161,995
50,000	5.750%, 02/01/18	53,154
200,000	Wells Fargo & Co., 3.750%, 10/01/14	202,423
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	66,909
121,000	4.875%, 11/19/19	120,187

		3,779,258
	Consumer Finance — 0.5%
50,000	American Express Credit Corp., 7.300%, 08/20/13	56,121
	Capital One Financial Corp.,
65,000	5.700%, 09/15/11	67,934
185,000	6.250%, 11/15/13	202,511
50,000	6.750%, 09/15/17	55,251
	HSBC Finance Corp.,
13,000	4.750%, 07/15/13	13,653
150,000	5.000%, 06/30/15	156,208
150,000	5.250%, 01/15/14	158,577
50,000	7.350%, 11/27/32	52,103
100,000	VAR, 0.501%, 01/15/14	96,092
	International Lease Finance Corp.,
30,000	5.875%, 05/01/13	28,810
200,000	VAR, 0.472%, 05/24/10	198,347
20,000	John Deere Capital Corp., 4.500%, 04/03/13	21,353
100,000	SLM Corp., 5.375%, 01/15/13	98,765
100,000	Washington Mutual Finance Corp., 6.875%, 05/15/11	105,096

		1,310,821
	Diversified Financial Services — 1.7%
150,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	160,129
	Bank of America Corp.,
42,000	4.500%, 04/01/15	42,350
115,000	5.650%, 05/01/18	116,342
205,000	5.750%, 12/01/17	210,181
50,000	6.500%, 08/01/16	54,050
200,000	7.375%, 05/15/14	224,908
150,000	7.625%, 06/01/19	171,580
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	84,634
100,000	6.200%, 09/30/13	112,937
100,000	7.050%, 10/01/18	115,601
50,000	7.150%, 02/15/19	58,855
	Citigroup, Inc.,
150,000	4.700%, 05/29/15	149,229
55,000	5.500%, 04/11/13	57,793
150,000	5.500%, 10/15/14	155,236
300,000	5.625%, 08/27/12	314,479
285,000	6.000%, 08/15/17	291,531
100,000	8.125%, 07/15/39	115,440
45,000	8.500%, 05/22/19	52,523
	CME Group, Inc.,
50,000	5.400%, 08/01/13	54,554
50,000	5.750%, 02/15/14	54,891
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	83,488
	General Electric Capital Corp.,
200,000	4.800%, 05/01/13	212,546
100,000	5.250%, 10/19/12	107,354
190,000	5.500%, 01/08/20	193,850
400,000	5.625%, 05/01/18	418,005
390,000	5.875%, 02/15/12	419,222
100,000	5.875%, 01/14/38	95,075
115,000	5.900%, 05/13/14	126,528
110,000	6.000%, 06/15/12	119,220
200,000	6.750%, 03/15/32	211,596
50,000	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	51,013

		4,635,140
	FDIC Guaranteed Securities (~) — 0.0% (g)
105,000	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	109,483

	Insurance — 0.9%
60,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	65,361
130,000	American International Group, Inc., 4.250%, 05/15/13	127,606
300,000	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	303,344
165,000	Genworth Global Funding Trusts, 5.200%, 10/08/10	168,186
200,000	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	214,166
100,000	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	101,577
70,000	Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e)	67,505
	Metropolitan Life Global Funding I,
120,000	2.500%, 01/11/13 (e)	120,094
100,000	2.875%, 09/17/12 (e)	101,650
100,000	5.200%, 09/18/13 (e)	106,528
100,000	Nationwide Financial Services, 6.250%, 11/15/11	106,083
250,000	New York Life Global Funding, 5.375%, 09/15/13 (e)	273,072
400,000	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	427,758
	Principal Life Income Funding Trusts,
35,000	5.100%, 04/15/14	36,676
80,000	5.300%, 04/24/13	85,877
200,000	Protective Life Secured Trusts, 4.000%, 04/01/11	204,542
25,000	Travelers Cos, Inc. (The), 5.800%, 05/15/18	26,781

		2,536,806
	Real Estate Investment Trusts (REITs) — 0.2%
100,000	HRPT Properties Trust, 6.650%, 01/15/18	100,581
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,020
50,000	5.625%, 08/15/14	53,012
50,000	5.650%, 02/01/20	48,782
45,000	6.100%, 05/01/16	47,374
30,000	6.750%, 05/15/14	32,822
102,000	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	108,843

		399,434
	Thrifts & Mortgage Finance — 0.1%
50,000	Countrywide Financial Corp., 6.250%, 05/15/16	51,335
250,000	Countrywide Home Loans, Inc., 4.000%, 03/22/11	257,017

		308,352
	Total Financials	18,400,689
Health Care — 0.1%
	Biotechnology — 0.0% (g)
	Amgen, Inc.,
25,000	4.500%, 03/15/20	24,959
40,000	5.700%, 02/01/19	43,826
82,000	5.750%, 03/15/40	81,186

		149,971
	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,457

	Health Care Providers & Services — 0.0% (g)
	WellPoint, Inc.,
13,000	5.875%, 06/15/17	13,958
9,000	7.000%, 02/15/19	10,206

		24,164
	Pharmaceuticals — 0.1%
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	38,384
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	52,802
80,000	Novartis Capital Corp., 4.125%, 02/10/14	84,705

		175,891
	Total Health Care	360,483
Industrials — 0.4%
	Aerospace & Defense — 0.1%
135,000	Northrop Grumman Systems Corp., 7.125%, 02/15/11	142,079
30,513	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	31,950

		174,029
	Commercial Services & Supplies — 0.0% (g)
55,000	Allied Waste North America, Inc., 6.875%, 06/01/17	59,950

	Industrial Conglomerates — 0.2%
	General Electric Co.,
250,000	5.000%, 02/01/13	269,493
65,000	5.250%, 12/06/17	68,175
50,000	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	62,008

		399,676
	Machinery — 0.0% (g)
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	26,538

	Road & Rail — 0.1%
	Burlington Northern Santa Fe LLC,
100,000	5.650%, 05/01/17	107,184
150,000	7.125%, 12/15/10	156,743
25,000	CSX Corp., 7.375%, 02/01/19	29,132
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	45,223

		338,282
	Total Industrials	998,475
Information Technology — 0.3%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	89,145
75,000	5.900%, 02/15/39	76,144

		165,289
	Computers & Peripherals — 0.1%
25,000	Dell, Inc., 7.100%, 04/15/28	27,827
	Hewlett-Packard Co.,
85,000	2.950%, 08/15/12	87,788
75,000	4.750%, 06/02/14	80,973
	International Business Machines Corp.,
50,000	6.220%, 08/01/27	54,158
100,000	8.000%, 10/15/38	130,674

		381,420
	Electronic Equipment, Instruments & Components — 0.0% (g)
85,000	Arrow Electronics, Inc., 6.875%, 07/01/13	93,914

	Software — 0.1%
	Oracle Corp.,
50,000	5.250%, 01/15/16	55,082
50,000	5.750%, 04/15/18	54,841
30,000	6.500%, 04/15/38	33,113

		143,036
	Total Information Technology	783,659
Materials — 0.3%
	Chemicals — 0.2%
	Dow Chemical Co. (The),
110,000	6.000%, 10/01/12	119,743
150,000	6.125%, 02/01/11	155,969
30,000	7.375%, 11/01/29	33,452
80,000	Monsanto Co., 7.375%, 08/15/12	90,333
50,000	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	53,262
50,000	PPG Industries, Inc., 9.000%, 05/01/21	60,539
90,000	Praxair, Inc., 5.250%, 11/15/14	98,399

		611,697
	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
40,000	5.400%, 03/29/17	43,234
80,000	6.500%, 04/01/19	91,463

		134,697
	Total Materials	746,394
Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
180,000	AT&T Corp., 8.000%, 11/15/31	218,836
	AT&T, Inc.,
125,000	4.950%, 01/15/13	134,274
100,000	5.500%, 02/01/18	106,165
70,000	5.600%, 05/15/18	74,773
70,000	5.800%, 02/15/19	74,826
45,000	6.300%, 01/15/38	45,665
100,000	BellSouth Corp., 5.200%, 09/15/14	107,745
262,326	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	277,264
400,000	British Telecommunications plc, (United Kingdom), 9.125%, 12/15/10	422,410
180,000	France Telecom S.A., (France), 7.750%, 03/01/11	191,103
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.950%, 09/30/14	51,292
130,000	5.250%, 11/15/13	136,165
	Telefonica Emisiones S.A.U., (Spain),
100,000	5.855%, 02/04/13	108,732
25,000	5.877%, 07/15/19	26,776
81,000	TELUS Corp., (Canada), 8.000%, 06/01/11	87,174
90,000	Verizon Communications, Inc., 6.400%, 02/15/38	93,378
	Verizon Global Funding Corp.,
650,000	7.250%, 12/01/10	678,217
100,000	7.750%, 12/01/30	118,992
150,000	Verizon Maryland, Inc., 7.150%, 05/01/23	158,060
100,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	110,909
100,000	Verizon Virginia, Inc., 4.625%, 03/15/13	104,889

		3,327,645
	Wireless Telecommunication Services — 0.1%
150,000	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	159,633
	Rogers Communications, Inc., (Canada),
70,000	6.375%, 03/01/14	77,684
50,000	6.800%, 08/15/18	56,877
50,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	52,898

		347,092
	Total Telecommunication Services	3,674,737
Utilities — 1.0%
	Electric Utilities — 0.6%
25,000	Alabama Power Co., 6.125%, 05/15/38	26,416
	Carolina Power & Light Co.,
100,000	5.125%, 09/15/13	109,368
25,000	5.300%, 01/15/19	26,300
100,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	109,143
40,000	Columbus Southern Power Co., 6.050%, 05/01/18	42,943
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	63,976
	Florida Power & Light Co.,
30,000	5.950%, 10/01/33	30,662
30,000	5.950%, 02/01/38	30,754
25,000	Georgia Power Co., 5.950%, 02/01/39	25,780
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	39,725
	Nisource Finance Corp.,
50,000	7.875%, 11/15/10	51,918
50,000	10.750%, 03/15/16	63,557
25,000	Northern States Power Co., 6.250%, 06/01/36	26,902
	Oncor Electric Delivery Co. LLC,
15,000	5.950%, 09/01/13	16,381
30,000	6.800%, 09/01/18	33,703
75,000	Pacific Gas & Electric Co., 5.625%, 11/30/17	80,742
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	81,555
	PSEG Power LLC,
37,000	5.125%, 04/15/20 (e)	36,976
65,000	7.750%, 04/15/11	69,342
175,000	Public Service Co. of Oklahoma, 6.625%, 11/15/37	184,351
	Public Service Electric & Gas Co.,
28,000	5.375%, 11/01/39	26,910
25,000	6.330%, 11/01/13	28,360
30,000	Southwestern Public Service Co., 8.750%, 12/01/18	37,382
	Spectra Energy Capital LLC,
45,000	7.500%, 09/15/38	51,025
50,000	8.000%, 10/01/19	58,939
	Virginia Electric and Power Co.,
140,000	5.100%, 11/30/12	152,379
50,000	5.400%, 04/30/18	53,073
70,000	5.950%, 09/15/17	76,435
70,000	6.350%, 11/30/37	75,601

		1,710,598
	Gas Utilities — 0.1%
30,000	AGL Capital Corp., 4.450%, 04/15/13	31,352
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	26,378
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	112,142
	TransCanada Pipelines Ltd., (Canada),
50,000	4.000%, 06/15/13	52,491
50,000	6.500%, 08/15/18	56,665

		279,028
	Multi-Utilities — 0.2%
	Duke Energy Carolinas LLC,
75,000	5.100%, 04/15/18	78,346
75,000	5.625%, 11/30/12	82,136
75,000	6.250%, 01/15/12	81,389
50,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	58,191
	Sempra Energy,
100,000	6.500%, 06/01/16	111,718
40,000	8.900%, 11/15/13	47,666

		459,446
	Water Utilities — 0.1%
100,000	American Water Capital Corp., 6.085%, 10/15/17	106,948

	Total Utilities	2,556,020
	Total Corporate Bonds (Cost $30,332,864)	31,025,180
Foreign Government Securities — 0.1%
200,000	Province of Ontario, (Canada), 2.950%, 02/05/15	200,533
100,000	United Mexican States, (Mexico), 6.625%, 03/03/15	113,000

	Total Foreign Government Securities (Cost $301,263)	313,533
Mortgage Pass-Through Securities — 7.5%
	Federal Home Loan Mortgage Corp.,
127,420	ARM, 2.762%, 01/01/27	129,880
36,907	ARM, 2.933%, 04/01/30	37,913
188,730	ARM, 3.053%, 03/01/35	195,295
215,626	ARM, 3.602%, 04/01/34	221,208
282,647	ARM, 5.920%, 01/01/37	299,682
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
76,664	4.500%, 08/01/18	80,702
149,687	5.000%, 12/01/13 - 04/01/14	155,692
33,797	5.500%, 03/01/14	36,373
15,709	6.000%, 04/01/14	16,980
383,684	6.500%, 06/01/14 - 02/01/19	414,969
129,628	7.000%, 02/01/11 - 01/01/17	137,135
38	7.500%, 09/01/10	39
23,232	8.500%, 11/01/15	26,578
19	9.000%, 06/01/10	19
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
85,837	6.000%, 12/01/22	93,026
150,674	6.500%, 11/01/22	165,576
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
752,802	5.000%, 02/01/36 - 06/01/38	779,033
219,037	5.500%, 10/01/33	232,490
818,404	6.000%, 04/01/26 - 02/01/39	880,984
897,828	6.500%, 11/01/25 - 11/01/34	989,377
139,512	7.000%, 04/01/35	156,403
11,202	8.500%, 07/01/28	13,087
174,205	Federal Home Loan Mortgage Corp. Gold Pools, Other, 7.000%, 07/01/29	188,228
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
46,354	10.000%, 01/01/20 - 09/01/20	53,056
2,840	12.000%, 07/01/19	3,296
	Federal National Mortgage Association,
609,068	ARM, 2.140%, 01/01/35	615,692
3,628	ARM, 2.511%, 03/01/19	3,731
56,021	ARM, 2.547%, 04/01/34	57,449
197,981	ARM, 2.728%, 07/01/33	203,330
149,130	ARM, 2.778%, 04/01/33	153,600
154,241	ARM, 3.134%, 01/01/34	159,637
170,530	ARM, 3.490%, 10/01/34	177,137
230,972	ARM, 3.777%, 05/01/35	238,656
10,938	ARM, 4.053%, 03/01/29	11,262
351,241	ARM, 4.177%, 08/01/34	361,989
	Federal National Mortgage Association, 15 Year, Single Family,
328,892	3.500%, 09/01/18 - 05/01/19	326,795
70,810	4.000%, 07/01/18	73,456
677,218	4.500%, 07/01/18 - 05/01/23	705,436
50,300	5.000%, 06/01/18	53,678
621,951	5.500%, 04/01/22	666,054
467,196	6.000%, 04/01/13 - 09/01/22	505,258
154,966	6.500%, 11/01/11 - 08/01/20	167,767
80,583	8.000%, 11/01/12 - 01/01/16	84,835
	Federal National Mortgage Association, 20 Year, Single Family,
207,085	4.500%, 01/01/25	215,021
943,902	5.000%, 11/01/23	984,576
273,050	6.500%, 03/01/19 - 12/01/22	301,067
	Federal National Mortgage Association, 30 Year, FHA/VA,
86,327	8.500%, 10/01/26 - 06/01/30	100,143
97,828	9.000%, 04/01/25	113,300
	Federal National Mortgage Association, 30 Year, Single Family,
350,284	3.000%, 09/01/31	327,125
569,100	4.500%, 04/01/38 - 05/01/39	571,077
528,311	5.000%, 09/01/35	546,514
827,674	5.500%, 01/01/38 - 06/01/38	873,291
260,481	6.000%, 01/01/29 - 03/01/33	281,574
1,676,310	6.500%, 09/01/25 - 11/01/36	1,826,242
5,943	7.000%, 08/01/32	6,682
49,740	7.500%, 03/01/30 - 08/01/30	56,315
215,017	8.000%, 03/01/27 - 11/01/28	249,300
	Federal National Mortgage Association, Other,
191,777	4.000%, 09/01/13	196,504
278,469	4.500%, 11/01/14	290,364
148,848	5.500%, 09/01/33	157,967
195,264	6.000%, 09/01/28	209,255
394,264	6.500%, 10/01/35	426,920
36,218	7.500%, 02/01/13	38,797
	Government National Mortgage Association II, 30 Year, Single Family,
6,137	7.500%, 12/20/26	6,901
121,036	8.000%, 11/20/26 - 01/20/27	138,626
4,026	8.500%, 05/20/25	4,655
	Government National Mortgage Association II, Other,
1,052,545	ARM, 3.500%, 07/20/34 - 09/20/34	1,085,444
30,427	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	33,049
	Government National Mortgage Association, 30 Year, Single Family,
295,505	6.000%, 05/15/37 - 10/15/38	316,148
398,822	6.500%, 03/15/28 - 12/15/38	430,784
56,319	7.000%, 12/15/25 - 06/15/33	63,401
27,407	7.500%, 05/15/23 - 09/15/28	30,963
44,046	8.000%, 09/15/22 - 05/15/28	50,658
10,887	9.000%, 11/15/24	12,421
379,780	9.500%, 10/15/24	459,734

	Total Mortgage Pass-Through Securities (Cost $19,426,405)	20,277,601
Municipal Bond — 0.0% (g)
	Illinois — 0.0% (g)
160,000	State of Illinois, Taxable Pension, Series 2003, 5.100%, 06/01/33 (Cost $160,000)	131,955

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $49,923)	52,882

U.S. Government Agency Securities — 8.5%
	Federal Home Loan Mortgage Corp.,
1,255,000	2.500%, 04/23/14	1,265,236
30,000	4.875%, 06/13/18	32,103
125,000	5.125%, 10/18/16	137,204
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	1,755,270
495,000	2.750%, 03/13/14	503,862
150,000	4.875%, 12/15/16	161,838
	Federal National Mortgage Association STRIPS,
6,000,000	09/23/20	3,580,296
630,000	03/23/28	235,922
	Financing Corp. Principal STRIPS,
2,000,000	11/02/18	1,355,878
8,000,000	12/06/18	5,387,496
100,000	09/26/19	63,748
4,000,000	Residual Funding Corp., Principal STRIPS, 07/15/20	2,479,256
	Resolution Funding Corp., Interest STRIPS,
1,000,000	10/15/17	741,721
2,000,000	01/15/20	1,278,914
5,000,000	Tennessee Valley Authority STRIPS, 07/15/16	3,914,910

	Total U.S. Government Agency Securities (Cost $20,516,065)	22,893,654
U.S. Treasury Obligations — 16.3%
	U.S. Treasury Bonds,
415,000	4.375%, 02/15/38	394,639
75,000	4.500%, 05/15/38	72,762
230,000	5.000%, 05/15/37	242,183
10,000	6.375%, 08/15/27	12,286
150,000	6.750%, 08/15/26	190,523
80,000	7.250%, 08/15/22	103,975
2,190,000	8.875%, 08/15/17	2,990,207
750,000	8.875%, 02/15/19	1,046,894
560,000	9.250%, 02/15/16	754,600
300,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	489,992
170,000	U.S. Treasury Inflation Indexed Note, 1.375%, 07/15/18	170,946
	U.S. Treasury Notes,
2,150,000	1.375%, 05/15/12	2,163,270
10,000	1.500%, 12/31/13	9,816
465,000	1.750%, 01/31/14	459,732
40,000	2.000%, 11/30/13	40,069
400,000	2.625%, 07/31/14	405,469
1,770,000	2.750%, 07/31/10	1,785,073
130,000	2.750%, 10/31/13	133,768
195,000	2.750%, 02/15/19	181,000
50,000	3.125%, 08/31/13	52,172
185,000	3.125%, 09/30/13	192,906
50,000	3.500%, 02/15/18	50,152
495,000	3.750%, 11/15/18	498,751
20,000	4.000%, 08/15/18	20,601
	U.S. Treasury STRIPS,
2,500,000	08/15/14	2,256,850
2,000,000	11/15/14	1,786,768
1,750,000	02/15/15	1,541,482
500,000	05/15/15	435,733
180,000	08/15/15	154,704
570,000	08/15/15	489,973
4,715,000	11/15/15	4,002,790
3,300,000	02/15/16 (m)	2,765,476
1,615,000	05/15/16	1,335,833
1,925,000	08/15/16	1,567,420
2,900,000	11/15/16	2,333,665
675,000	02/15/17	535,151
1,798,000	05/15/17	1,407,667
1,827,000	08/15/17	1,407,999
2,900,000	11/15/17	2,203,353
50,000	02/15/18 (c)	37,396
280,000	02/15/19	197,365
270,000	02/15/19	190,549
100,000	05/15/19	69,354
10,000,000	05/15/20	6,550,710

	Total U.S. Treasury Obligations (Cost $41,253,227)	43,732,024
SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
8,998,260	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $8,998,260)	8,998,260
Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
37,269	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $37,269)	37,269

	Total Investments — 99.8% (Cost $258,193,264)	267,962,739
	Other Assets in Excess of Liabilities — 0.2%	655,327
	NET ASSETS — 100.0%	$268,618,066

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
ESOP	-	Employee Stock Ownership Program
FHA	-	Federal Housing Administration
GMAC	-	General Motors Acceptance Corp.
HB	-
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2010. The rate may be subject to a cap and floor.

IO	-
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduits
STRIPS	-
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VA	-	Veterans Administration
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Portfolio owns fair valued securities with a value of $143,257 which amounts to 0.1% of total investments.

(g)		Amount rounds to less than 0.1%.
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(~)
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,960,541
Aggregate gross unrealized depreciation	(6,191,066)
Net unrealized appreciation/depreciation	$9,769,475
Federal income tax cost of investments	$258,193,264

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$2,829,615	$–	$2,829,615
Collateralized Mortgage Obligations	–	133,458,804	40,007	133,498,811
Commercial Mortgage-Backed Securities	–	4,171,955	–	4,171,955
Corporate Bonds
Consumer Discretionary	–	1,684,323	–	1,684,323
Consumer Staples	–	1,019,343	–	1,019,343
Energy	–	801,057	–	801,057
Financials	–	18,297,439	103,250	18,400,689
Health Care	–	360,483	–	360,483
Industrials	–	998,475	–	998,475
Information Technology	–	783,659	–	783,659
Materials	–	746,394	–	746,394
Telecommunication Services	–	3,674,737	–	3,674,737
Utilities	–	2,556,020	–	2,556,020
Total Corporate Bonds	–	30,921,930	103,250	31,025,180
Foreign Government Securities	–	313,533	–	313,533
Mortgage Pass-Through Securities	–	20,277,601	–	20,277,601
Municipal Bonds	–	131,955	–	131,955
Supranational	–	52,882	–	52,882
U.S. Government Agency Securities	–	22,893,654	–	22,893,654
U.S. Treasury Obligations	–	43,732,024	–	43,732,024
Short-Term Investment
Investment Company	8,998,260	–	–	8,998,260
Investment of Cash Collateral for Securities on Loan
Investment Company	37,269	–	–	37,269
Total Investments in Securities	$9,035,529	$258,783,953	$143,257	$267,962,739

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.

The following is a summary of investments for which signifcant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/10
Investments in Securities
Collateralized Mortgage Obligations	-	-	(8,728)	73	-	48,662	-	40,007
Corporate Bonds - Financials	-	-	29,750	-	-	73,500	-	103,250
Total	$-	$-	$21,022	$73	$-	$122,162	$-	$143,257

Transferred from Level 2 to Level 3 due to lack of observable market inputs.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $21,022.
JPMorgan Insurance Trust Equity Index Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 10.0%
	Auto Components — 0.2%
1,884	Goodyear Tire & Rubber Co. (The) (a)	23,814
5,223	Johnson Controls, Inc.	172,307

		196,121
	Automobiles — 0.5%
26,186	Ford Motor Co. (a) (c)	329,158
1,821	Harley-Davidson, Inc. (c)	51,115

		380,273
	Distributors — 0.1%
1,234	Genuine Parts Co. (c)	52,124

	Diversified Consumer Services — 0.2%
999	Apollo Group, Inc., Class A (a)	61,229
481	DeVry, Inc.	31,361
2,609	H&R Block, Inc. (c)	46,440

		139,030
	Hotels, Restaurants & Leisure — 1.5%
3,375	Carnival Corp.	131,220
1,087	Darden Restaurants, Inc.	48,415
2,306	International Game Technology	42,546
1,979	Marriott International, Inc., Class A (c)	62,378
8,365	McDonald's Corp.	558,113
5,780	Starbucks Corp. (a)	140,280
1,453	Starwood Hotels & Resorts Worldwide, Inc. (c)	67,768
1,391	Wyndham Worldwide Corp. (c)	35,790
537	Wynn Resorts Ltd.	40,721
3,649	Yum! Brands, Inc.	139,866

		1,267,097
	Household Durables — 0.4%
2,151	D.R. Horton, Inc.	27,103
1,182	Fortune Brands, Inc.	57,339
540	Harman International Industries, Inc. (a)	25,261
1,154	Leggett & Platt, Inc.	24,972
1,265	Lennar Corp., Class A	21,771
2,160	Newell Rubbermaid, Inc.	32,832
2,467	Pulte Group, Inc. (a) (c)	27,754
1,224	Stanley Black & Decker, Inc.	70,270
582	Whirlpool Corp. (c)	50,779

		338,081
	Internet & Catalog Retail — 0.6%
2,661	Amazon.com, Inc. (a) (c)	361,178
1,644	Expedia, Inc.	41,034
355	priceline.com, Inc. (a)	90,525

		492,737
	Leisure Equipment & Products — 0.1%
2,089	Eastman Kodak Co. (a)	12,095
954	Hasbro, Inc. (c)	36,519
2,827	Mattel, Inc.	64,286

		112,900
	Media — 3.0%
5,263	CBS Corp., Class B	73,366
22,061	Comcast Corp., Class A	415,188
7,270	DirecTV, Class A (a)	245,799
2,204	Discovery Communications, Inc., Class A (a)	74,473
1,845	Gannett Co., Inc.	30,479
3,777	Interpublic Group of Cos., Inc. (a)	31,425
2,454	McGraw-Hill Cos., Inc. (The)	87,485
286	Meredith Corp. (c)	9,841
905	New York Times Co. (The), Class A (a)	10,073
17,519	News Corp., Class A	252,449
2,414	Omnicom Group, Inc. (c)	93,687
697	Scripps Networks Interactive, Inc., Class A	30,912
2,741	Time Warner Cable, Inc. (c)	146,123
8,943	Time Warner, Inc.	279,648
4,721	Viacom, Inc., Class B (a)	162,308
15,079	Walt Disney Co. (The)	526,408
47	Washington Post Co. (The), Class B	20,876

		2,490,540
	Multiline Retail — 0.9%
643	Big Lots, Inc. (a)	23,418
1,076	Family Dollar Stores, Inc.	39,392
1,834	J.C. Penney Co., Inc.	59,000
2,383	Kohl's Corp. (a)	130,541
3,273	Macy's, Inc.	71,253
1,285	Nordstrom, Inc. (c)	52,492
377	Sears Holdings Corp. (a)	40,878
5,849	Target Corp.	307,658

		724,632
	Specialty Retail — 2.0%
684	Abercrombie & Fitch Co., Class A	31,218
703	AutoNation, Inc. (a) (c)	12,710
231	AutoZone, Inc. (a)	39,984
2,037	Bed Bath & Beyond, Inc. (a) (c)	89,139
2,665	Best Buy Co., Inc.	113,369
1,281	GameStop Corp., Class A (a) (c)	28,067
3,701	Gap, Inc. (The)	85,530
13,220	Home Depot, Inc. (c)	427,667
2,080	Limited Brands, Inc.	51,210
11,444	Lowe's Cos., Inc.	277,402
2,136	Office Depot, Inc. (a)	17,045
1,069	O'Reilly Automotive, Inc. (a) (c)	44,588
974	RadioShack Corp.	22,042
963	Ross Stores, Inc. (c)	51,492
716	Sherwin-Williams Co. (The) (c)	48,459
5,667	Staples, Inc.	132,551
968	Tiffany & Co. (c)	45,970
3,263	TJX Cos., Inc.	138,743
1,008	Urban Outfitters, Inc. (a)	38,334

		1,695,520
	Textiles, Apparel & Luxury Goods — 0.5%
2,442	Coach, Inc.	96,508
3,032	Nike, Inc., Class B	222,852
445	Polo Ralph Lauren Corp. (c)	37,843
688	V.F. Corp.	55,143

		412,346
	Total Consumer Discretionary	8,301,401
Consumer Staples — 11.1%
	Beverages — 2.5%
845	Brown-Forman Corp., Class B	50,235
17,921	Coca-Cola Co. (The)	985,655
2,485	Coca-Cola Enterprises, Inc.	68,735
1,552	Constellation Brands, Inc., Class A (a)	25,515
1,975	Dr. Pepper Snapple Group, Inc.	69,461
1,232	Molson Coors Brewing Co., Class B	51,818
12,705	PepsiCo, Inc.	840,563

		2,091,982
	Food & Staples Retailing — 2.7%
3,415	Costco Wholesale Corp.	203,910
10,810	CVS/Caremark Corp.	395,213
5,052	Kroger Co. (The)	109,426
3,023	Safeway, Inc.	75,152
1,648	SUPERVALU, Inc. (c)	27,489
4,607	SYSCO Corp.	135,906
7,659	Walgreen Co. (c)	284,072
16,588	Wal-Mart Stores, Inc.	922,293
1,325	Whole Foods Market, Inc. (a) (c)	47,899

		2,201,360
	Food Products — 1.8%
4,996	Archer-Daniels-Midland Co.	144,384
1,467	Campbell Soup Co.	51,859
3,447	ConAgra Foods, Inc.	86,416
1,409	Dean Foods Co. (a)	22,107
2,562	General Mills, Inc.	181,364
2,458	H.J. Heinz Co.	112,109
1,293	Hershey Co. (The)	55,353
540	Hormel Foods Corp.	22,685
926	JM Smucker Co. (The)	55,801
1,982	Kellogg Co.	105,898
13,501	Kraft Foods, Inc., Class A	408,270
1,027	McCormick & Co., Inc. (Non-Voting)	39,396
1,590	Mead Johnson Nutrition Co.	82,728
5,421	Sara Lee Corp.	75,515
2,371	Tyson Foods, Inc., Class A	45,405

		1,489,290
	Household Products — 2.4%
1,090	Clorox Co.	69,913
3,839	Colgate-Palmolive Co.	327,313
3,237	Kimberly-Clark Corp.	203,543
22,582	Procter & Gamble Co. (The)	1,428,763

		2,029,532
	Personal Products — 0.2%
3,324	Avon Products, Inc.	112,584
919	Estee Lauder Cos., Inc. (The), Class A	59,616

		172,200
	Tobacco — 1.5%
16,175	Altria Group, Inc.	331,911
1,203	Lorillard, Inc.	90,514
14,624	Philip Morris International, Inc.	762,788
1,314	Reynolds American, Inc.	70,929

		1,256,142
	Total Consumer Staples	9,240,506
Energy — 10.7%
	Energy Equipment & Services — 1.8%
2,425	Baker Hughes, Inc.	113,587
2,282	BJ Services Co.	48,835
1,900	Cameron International Corp. (a)	81,434
540	Diamond Offshore Drilling, Inc.	47,958
948	FMC Technologies, Inc. (a)	61,269
7,036	Halliburton Co.	211,995
822	Helmerich & Payne, Inc.	31,302
2,213	Nabors Industries Ltd., (Bermuda) (a)	43,441
3,254	National Oilwell Varco, Inc.	132,047
885	Rowan Cos., Inc. (a) (c)	25,762
9,303	Schlumberger Ltd. (c)	590,368
1,931	Smith International, Inc.	82,686

		1,470,684
	Oil, Gas & Consumable Fuels — 8.9%
3,829	Anadarko Petroleum Corp.	278,866
2,617	Apache Corp. (c)	265,626
806	Cabot Oil & Gas Corp.	29,661
5,068	Chesapeake Energy Corp.	119,808
15,615	Chevron Corp.	1,184,085
11,560	ConocoPhillips	591,525
1,694	Consol Energy, Inc.	72,266
3,074	Denbury Resources, Inc. (a)	51,858
3,473	Devon Energy Corp.	223,765
5,453	El Paso Corp.	59,111
1,963	EOG Resources, Inc. (c)	182,441
36,706	Exxon Mobil Corp.	2,458,568
2,264	Hess Corp.	141,613
5,504	Marathon Oil Corp.	174,147
673	Massey Energy Co.	35,191
1,486	Murphy Oil Corp.	83,498
1,356	Noble Energy, Inc.	98,988
6,313	Occidental Petroleum Corp.	533,701
2,090	Peabody Energy Corp.	95,513
898	Pioneer Natural Resources Co.	50,575
1,237	Range Resources Corp.	57,978
2,691	Southwestern Energy Co. (a)	109,578
5,034	Spectra Energy Corp.	113,416
909	Sunoco, Inc.	27,006
1,093	Tesoro Corp. (c)	15,193
4,391	Valero Energy Corp.	86,503
4,537	Williams Cos., Inc. (The)	104,805
4,535	XTO Energy, Inc.	213,961

		7,459,246
	Total Energy	8,929,930
Financials — 16.3%
	Capital Markets — 2.7%
1,986	Ameriprise Financial, Inc. (c)	90,085
9,393	Bank of New York Mellon Corp. (The)	290,056
7,600	Charles Schwab Corp. (The)	142,044
12,377	E*Trade Financial Corp. (a)	20,422
688	Federated Investors, Inc., Class B (c)	18,149
1,153	Franklin Resources, Inc.	127,868
4,091	Goldman Sachs Group, Inc. (The)	698,047
3,333	Invesco Ltd.	73,026
1,428	Janus Capital Group, Inc.	20,406
1,264	Legg Mason, Inc.	36,239
10,870	Morgan Stanley	318,382
1,879	Northern Trust Corp. (c)	103,834
3,852	State Street Corp.	173,879
2,014	T. Rowe Price Group, Inc. (c)	110,629

		2,223,066
	Commercial Banks — 3.1%
5,370	BB&T Corp. (c)	173,934
1,353	Comerica, Inc.	51,468
6,181	Fifth Third Bancorp	84,000
1,752	First Horizon National Corp. (a)	24,610
5,570	Huntington Bancshares, Inc.	29,911
6,828	KeyCorp	52,917
646	M&T Bank Corp.	51,280
4,094	Marshall & Ilsley Corp.	32,957
4,019	PNC Financial Services Group, Inc.	239,934
9,272	Regions Financial Corp.	72,785
3,882	SunTrust Banks, Inc. (c)	103,999
14,875	U.S. Bancorp	384,965
40,278	Wells Fargo & Co.	1,253,451
1,169	Zions Bancorp (c)	25,508

		2,581,719
	Consumer Finance — 0.8%
9,304	American Express Co.	383,883
3,539	Capital One Financial Corp. (c)	146,550
4,226	Discover Financial Services	62,968
3,770	SLM Corp. (a)	47,200

		640,601
	Diversified Financial Services — 4.6%
77,995	Bank of America Corp.	1,392,211
152,763	Citigroup, Inc. (a)	618,690
518	CME Group, Inc. (c)	163,745
573	IntercontinentalExchange, Inc. (a)	64,279
30,885	JPMorgan Chase & Co. (q)	1,382,104
1,476	Leucadia National Corp. (a)	36,619
1,529	Moody's Corp. (c)	45,488
1,150	NASDAQ OMX Group, Inc. (The) (a)	24,288
2,029	NYSE Euronext	60,079

		3,787,503
	Insurance — 3.8%
3,647	Aflac, Inc. (m)	197,996
4,171	Allstate Corp. (The)	134,765
1,049	American International Group, Inc. (a) (c)	35,813
2,075	AON Corp.	88,623
906	Assurant, Inc.	31,148
12,867	Berkshire Hathaway, Inc., Class B (a)	1,045,701
2,555	Chubb Corp.	132,477
1,267	Cincinnati Financial Corp.	36,616
3,803	Genworth Financial, Inc., Class A (a)	69,747
3,449	Hartford Financial Services Group, Inc.	98,021
2,350	Lincoln National Corp.	72,145
2,759	Loews Corp.	102,856
4,138	Marsh & McLennan Cos., Inc.	101,050
6,368	MetLife, Inc.	275,989
2,484	Principal Financial Group, Inc. (c)	72,558
5,221	Progressive Corp. (The)	99,669
3,615	Prudential Financial, Inc. (c)	218,707
644	Torchmark Corp.	34,460
3,993	Travelers Cos., Inc. (The) (c)	215,382
2,584	Unum Group	64,006
2,659	XL Capital Ltd., (Bermuda), Class A	50,255

		3,177,984
	Real Estate Investment Trusts (REITs) — 1.2%
911	Apartment Investment & Management Co., Class A	16,771
634	AvalonBay Communities, Inc.	54,746
1,080	Boston Properties, Inc.	81,475
2,191	Equity Residential	85,778
2,285	HCP, Inc.	75,405
962	Health Care REIT, Inc. (c)	43,511
5,078	Host Hotels & Resorts, Inc.	74,393
3,153	Kimco Realty Corp.	49,313
1,266	Plum Creek Timber Co., Inc.	49,260
3,686	ProLogis (c)	48,655
1,055	Public Storage (c)	97,049
2,254	Simon Property Group, Inc. (c)	189,111
1,218	Ventas, Inc.	57,831
1,226	Vornado Realty Trust	92,808

		1,016,106
	Real Estate Management & Development — 0.0% (g)
2,101	CB Richard Ellis Group, Inc., Class A (a)	33,301

	Thrifts & Mortgage Finance — 0.1%
3,684	Hudson City Bancorp, Inc.	52,165
2,887	People's United Financial, Inc.	45,153

		97,318
	Total Financials	13,557,598
Health Care — 12.0%
	Biotechnology — 1.5%
7,614	Amgen, Inc. (a)	455,013
2,096	Biogen Idec, Inc. (a) (c)	120,227
3,574	Celgene Corp. (a) (c)	221,445
583	Cephalon, Inc. (a) (c)	39,516
2,069	Genzyme Corp. (a)	107,236
7,024	Gilead Sciences, Inc. (a)	319,451

		1,262,888
	Health Care Equipment & Supplies — 1.9%
4,686	Baxter International, Inc.	272,725
1,832	Becton, Dickinson & Co. (c)	144,233
11,750	Boston Scientific Corp. (a)	84,835
744	C.R. Bard, Inc.	64,445
1,379	CareFusion Corp. (a)	36,447
1,144	DENTSPLY International, Inc.	39,869
1,273	Hospira, Inc. (a)	72,116
303	Intuitive Surgical, Inc. (a)	105,483
8,588	Medtronic, Inc.	386,718
2,530	St. Jude Medical, Inc. (a)	103,857
2,197	Stryker Corp.	125,712
964	Varian Medical Systems, Inc. (a) (c)	53,338
1,656	Zimmer Holdings, Inc. (a)	98,035

		1,587,813
	Health Care Providers & Services — 2.2%
3,351	Aetna, Inc.	117,654
2,195	AmerisourceBergen Corp.	63,479
2,810	Cardinal Health, Inc.	101,244
2,138	CIGNA Corp.	78,208
1,150	Coventry Health Care, Inc. (a)	28,428
802	DaVita, Inc. (a)	50,847
2,140	Express Scripts, Inc. (a)	217,766
1,324	Humana, Inc. (a)	61,924
814	Laboratory Corp. of America Holdings (a)	61,628
2,094	McKesson Corp.	137,618
3,607	Medco Health Solutions, Inc. (a)	232,868
725	Patterson Cos., Inc.	22,511
1,168	Quest Diagnostics, Inc.	68,083
3,367	Tenet Healthcare Corp. (a)	19,259
8,999	UnitedHealth Group, Inc.	293,997
3,452	WellPoint, Inc. (a)	222,240

		1,777,754
	Life Sciences Tools & Services — 0.4%
1,406	Life Technologies Corp. (a)	73,492
436	Millipore Corp. (a)	46,042
914	PerkinElmer, Inc.	21,844
3,184	Thermo Fisher Scientific, Inc. (a)	163,785
727	Waters Corp. (a)	49,101

		354,264
	Pharmaceuticals — 6.0%
12,071	Abbott Laboratories	635,900
2,391	Allergan, Inc.	156,180
13,327	Bristol-Myers Squibb Co.	355,831
7,889	Eli Lilly & Co.	285,740
2,351	Forest Laboratories, Inc. (a)	73,727
21,395	Johnson & Johnson	1,394,954
1,932	King Pharmaceuticals, Inc. (a)	22,720
24,220	Merck & Co., Inc.	904,617
2,384	Mylan, Inc. (a) (c)	54,141
62,744	Pfizer, Inc.	1,076,060
829	Watson Pharmaceuticals, Inc. (a) (c)	34,627

		4,994,497
	Total Health Care	9,977,216
Industrials — 10.3%
	Aerospace & Defense — 2.9%
5,885	Boeing Co. (The)	427,310
2,999	General Dynamics Corp.	231,523
973	Goodrich Corp.	68,616
5,944	Honeywell International, Inc. (c)	269,085
1,422	ITT Corp.	76,233
899	L-3 Communications Holdings, Inc.	82,375
2,452	Lockheed Martin Corp.	204,055
2,354	Northrop Grumman Corp.	154,352
1,102	Precision Castparts Corp.	139,634
2,947	Raytheon Co.	168,333
1,222	Rockwell Collins, Inc.	76,485
7,280	United Technologies Corp.	535,881

		2,433,882
	Air Freight & Logistics — 1.0%
1,295	C.H. Robinson Worldwide, Inc.	72,326
1,649	Expeditors International of Washington, Inc.	60,881
2,433	FedEx Corp. (c)	227,242
7,719	United Parcel Service, Inc., Class B (c)	497,181

		857,630
	Airlines — 0.1%
5,779	Southwest Airlines Co.	76,399

	Building Products — 0.1%
2,789	Masco Corp.	43,285

	Commercial Services & Supplies — 0.5%
871	Avery Dennison Corp.	31,713
1,022	Cintas Corp.	28,708
1,408	Iron Mountain, Inc.	38,579
1,613	Pitney Bowes, Inc.	39,438
1,598	R.R. Donnelley & Sons Co.	34,117
2,517	Republic Services, Inc.	73,044
659	Stericycle, Inc. (a) (c)	35,916
3,770	Waste Management, Inc.	129,801

		411,316
	Construction & Engineering — 0.2%
1,390	Fluor Corp.	64,649
969	Jacobs Engineering Group, Inc. (a)	43,789
1,633	Quanta Services, Inc. (a)	31,288

		139,726
	Electrical Equipment — 0.5%
5,850	Emerson Electric Co. (c)	294,489
377	First Solar, Inc. (a) (c)	46,239
1,110	Rockwell Automation, Inc.	62,560
728	Roper Industries, Inc. (c)	42,107

		445,395
	Industrial Conglomerates — 2.4%
5,533	3M Co.	462,393
82,953	General Electric Co.	1,509,745
2,119	Textron, Inc. (c)	44,986

		2,017,124
	Machinery — 1.7%
4,857	Caterpillar, Inc.	305,262
1,565	Cummins, Inc.	96,952
2,037	Danaher Corp.	162,777
3,297	Deere & Co.	196,040
1,449	Dover Corp.	67,741
1,286	Eaton Corp. (c)	97,440
435	Flowserve Corp.	47,967
3,007	Illinois Tool Works, Inc.	142,411
2,832	PACCAR, Inc. (c)	122,739
913	Pall Corp.	36,967
1,250	Parker Hannifin Corp. (c)	80,925
449	Snap-On, Inc.	19,460

		1,376,681
	Professional Services — 0.1%
396	Dun & Bradstreet Corp.	29,470
983	Equifax, Inc.	35,191
1,155	Robert Half International, Inc. (c)	35,147

		99,808
	Road & Rail — 0.7%
3,033	CSX Corp.	154,380
2,874	Norfolk Southern Corp.	160,628
415	Ryder System, Inc.	16,085
3,929	Union Pacific Corp.	287,996

		619,089
	Trading Companies & Distributors — 0.1%
1,020	Fastenal Co.	48,950
479	W.W. Grainger, Inc. (c)	51,789

		100,739
	Total Industrials	8,621,074
Information Technology — 18.6%
	Communications Equipment — 2.5%
44,514	Cisco Systems, Inc. (a) (c)	1,158,700
1,017	Harris Corp.	48,297
1,738	JDS Uniphase Corp. (a)	21,777
4,085	Juniper Networks, Inc. (a) (c)	125,328
17,982	Motorola, Inc. (a)	126,234
13,066	QUALCOMM, Inc.	548,641
2,988	Tellabs, Inc.	22,619

		2,051,596
	Computers & Peripherals — 5.6%
7,050	Apple, Inc. (a)	1,656,257
13,387	Dell, Inc. (a)	200,939
15,959	EMC Corp. (a)	287,900
18,302	Hewlett-Packard Co.	972,751
10,099	International Business Machines Corp.	1,295,197
607	Lexmark International, Inc., Class A (a) (c)	21,901
2,679	NetApp, Inc. (a) (c)	87,228
885	QLogic Corp. (a) (c)	17,966
1,778	SanDisk Corp. (a) (c)	61,572
1,296	Teradata Corp. (a)	37,441
1,777	Western Digital Corp. (a)	69,285

		4,708,437
	Electronic Equipment, Instruments & Components — 0.6%
2,712	Agilent Technologies, Inc. (a)	93,266
1,346	Amphenol Corp., Class A	56,788
12,119	Corning, Inc.	244,925
1,189	FLIR Systems, Inc. (a)	33,530
1,501	Jabil Circuit, Inc.	24,301
1,054	Molex, Inc.	21,986

		474,796
	Internet Software & Services — 1.9%
1,338	Akamai Technologies, Inc. (a) (c)	42,026
8,786	eBay, Inc. (a)	236,783
1,879	Google, Inc., Class A (a)	1,065,412
977	Monster Worldwide, Inc. (a) (c)	16,228
1,426	VeriSign, Inc. (a)	37,090
9,253	Yahoo!, Inc. (a)	152,952

		1,550,491
	IT Services — 1.4%
3,925	Automatic Data Processing, Inc.	174,545
2,313	Cognizant Technology Solutions Corp., Class A (a)	117,917
1,195	Computer Sciences Corp. (a)	65,115
2,565	Fidelity National Information Services, Inc.	60,123
1,184	Fiserv, Inc. (a)	60,100
750	MasterCard, Inc., Class A (c)	190,500
2,501	Paychex, Inc.	76,781
2,370	SAIC, Inc. (a)	41,949
1,534	Total System Services, Inc.	24,022
3,470	Visa, Inc., Class A	315,874
5,309	Western Union Co. (The)	90,041

		1,216,967
	Office Electronics — 0.1%
10,511	Xerox Corp.	102,482

	Semiconductors & Semiconductor Equipment — 2.5%
4,389	Advanced Micro Devices, Inc. (a)	40,686
2,312	Altera Corp.	56,205
2,314	Analog Devices, Inc.	66,690
10,442	Applied Materials, Inc.	140,758
3,352	Broadcom Corp., Class A	111,219
42,946	Intel Corp.	955,978
1,338	KLA-Tencor Corp.	41,371
1,738	Linear Technology Corp.	49,151
5,105	LSI Corp. (a)	31,243
1,767	MEMC Electronic Materials, Inc. (a) (c)	27,088
1,432	Microchip Technology, Inc. (c)	40,325
6,614	Micron Technology, Inc. (a) (c)	68,719
1,849	National Semiconductor Corp.	26,718
745	Novellus Systems, Inc. (a) (c)	18,625
4,314	NVIDIA Corp. (a) (c)	74,977
1,378	Teradyne, Inc. (a) (c)	15,392
9,655	Texas Instruments, Inc.	236,258
2,151	Xilinx, Inc.	54,851

		2,056,254
	Software — 4.0%
4,075	Adobe Systems, Inc. (a)	144,133
1,786	Autodesk, Inc. (a)	52,544
1,420	BMC Software, Inc. (a)	53,960
3,072	CA, Inc.	72,100
1,429	Citrix Systems, Inc. (a)	67,835
1,768	Compuware Corp. (a)	14,851
2,540	Electronic Arts, Inc. (a)	47,396
2,440	Intuit, Inc. (a) (c)	83,790
1,234	McAfee, Inc. (a)	49,520
59,323	Microsoft Corp.	1,736,384
2,708	Novell, Inc. (a)	16,221
30,389	Oracle Corp.	780,693
1,468	Red Hat, Inc. (a)	42,968
855	Salesforce.com, Inc. (a) (c)	63,655
6,269	Symantec Corp. (a)	106,072

		3,332,122
	Total Information Technology	15,493,145
Materials — 3.4%
	Chemicals — 1.8%
1,649	Air Products & Chemicals, Inc.	121,944
644	Airgas, Inc.	40,971
377	CF Industries Holdings, Inc.	34,375
8,943	Dow Chemical Co. (The)	264,444
7,027	E.l. du Pont de Nemours & Co. (c)	261,685
565	Eastman Chemical Co.	35,979
1,837	Ecolab, Inc.	80,736
564	FMC Corp.	34,145
614	International Flavors & Fragrances, Inc.	29,269
4,242	Monsanto Co.	302,964
1,289	PPG Industries, Inc.	84,301
2,381	Praxair, Inc.	197,623
947	Sigma-Aldrich Corp.	50,816

		1,539,252
	Construction Materials — 0.1%
982	Vulcan Materials Co. (c)	46,390

	Containers & Packaging — 0.2%
731	Ball Corp.	39,021
848	Bemis Co., Inc.	24,354
1,311	Owens-Illinois, Inc. (a)	46,593
1,029	Pactiv Corp. (a)	25,910
1,236	Sealed Air Corp.	26,055

		161,933
	Metals & Mining — 1.1%
855	AK Steel Holding Corp.	19,545
7,932	Alcoa, Inc.	112,952
764	Allegheny Technologies, Inc. (c)	41,248
1,052	Cliffs Natural Resources, Inc.	74,640
3,347	Freeport-McMoRan Copper & Gold, Inc.	279,608
3,817	Newmont Mining Corp.	194,400
2,448	Nucor Corp.	111,090
656	Titanium Metals Corp. (a) (c)	10,883
1,115	United States Steel Corp. (c)	70,825

		915,191
	Paper & Forest Products — 0.2%
3,367	International Paper Co.	82,862
1,332	MeadWestvaco Corp.	34,032
1,643	Weyerhaeuser Co.	74,379

		191,273
	Total Materials	2,854,039
Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.5%
45,886	AT&T, Inc.	1,185,694
2,329	CenturyTel, Inc.	82,587
2,428	Frontier Communications Corp. (c)	18,064
11,568	Qwest Communications International, Inc.	60,385
22,047	Verizon Communications, Inc.	683,898
3,552	Windstream Corp. (c)	38,681

		2,069,309
	Wireless Telecommunication Services — 0.3%
3,130	American Tower Corp., Class A (a)	133,369
2,029	MetroPCS Communications, Inc. (a) (c)	14,365
23,148	Sprint Nextel Corp. (a) (c)	87,963

		235,697
	Total Telecommunication Services	2,305,006
Utilities — 3.4%
	Electric Utilities — 1.8%
1,319	Allegheny Energy, Inc. (c)	30,337
3,717	American Electric Power Co., Inc.	127,047
10,180	Duke Energy Corp.	166,138
2,533	Edison International	86,553
1,471	Entergy Corp.	119,666
5,130	Exelon Corp.	224,745
2,369	FirstEnergy Corp.	92,604
3,213	FPL Group, Inc.	155,284
1,364	Northeast Utilities	37,701
1,729	Pepco Holdings, Inc.	29,652
789	Pinnacle West Capital Corp.	29,769
2,931	PPL Corp.	81,218
2,213	Progress Energy, Inc.	87,104
6,378	Southern Co.	211,494

		1,479,312
	Gas Utilities — 0.2%
1,118	EQT Corp.	45,838
352	Nicor, Inc.	14,756
820	Oneok, Inc.	37,433
1,358	Questar Corp.	58,666

		156,693
	Independent Power Producers & Energy Traders — 0.2%
5,197	AES Corp. (The) (a)	57,167
1,563	Constellation Energy Group, Inc.	54,877
2,036	NRG Energy, Inc. (a)	42,552

		154,596
	Multi-Utilities — 1.2%
1,842	Ameren Corp.	48,039
3,054	CenterPoint Energy, Inc.	43,855
1,786	CMS Energy Corp. (c)	27,612
2,187	Consolidated Edison, Inc.	97,409
4,666	Dominion Resources, Inc.	191,819
1,282	DTE Energy Co. (c)	57,177
595	Integrys Energy Group, Inc. (c)	28,191
2,152	NiSource, Inc.	34,002
2,887	PG&E Corp.	122,467
3,934	Public Service Enterprise Group, Inc.	116,132
866	SCANA Corp.	32,553
1,920	Sempra Energy	95,808
1,662	TECO Energy, Inc. (c)	26,409
909	Wisconsin Energy Corp.	44,914
3,550	Xcel Energy, Inc.	75,260

		1,041,647
	Total Utilities	2,832,248
	Total Common Stocks (Cost $75,452,299)	82,112,163
Investment Company — 0.0% (g)
100	SPDR S&P 500 ETF Trust
	(Cost $11,335)	11,699
Short-Term Investments — 0.1%
	Investment Company — 0.0% (g)
23	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	23
PRINCIPAL AMOUNT($)
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
65	0.083%, 06/03/10 (k) (n)	64,984
35	0.113%, 05/20/10 (k) (n)	34,993

	Total Short-Term Investments (Cost $100,008)	100,000
SHARES
Investments of Cash Collateral for Securities on Loan — 12.5%
	Investment Company — 12.5%
10,418,929	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $10,418,929)	10,418,929

	Total Investments — 111.2% (Cost $85,982,571)	92,642,791
	Liabilities in Excess of Other Assets — (11.2)%	(9,308,377)
	NET ASSETS — 100.0%	$83,334,414

Percentages indicated are based on net assets.
Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
21	E-mini S&P 500	06/18/10	$1,223,460	$(2,879)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
SPDR	-	Standard & Poor's Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$16,550,349
Aggregate gross unrealized depreciation	(9,890,129)
Net unrealized appreciation/depreciation	$6,660,220
Federal income tax cost of investments	$85,982,571

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$92,542,814	$99,977	$–	$92,642,791
Depreciation in Other Financial Instruments
Futures Contracts	$(2,879)	$–	$–	$(2,879)

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investment (“SOI”). Level 2 consists of U.S. Treasury Bills that are held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Insurance Trust International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.5%
	Australia — 3.7%
27,480	BHP Billiton Ltd. (m)	1,102,271
6,197	Rio Tinto Ltd. (m)	445,173

		1,547,444
	Belgium — 0.9%
7,510	Anheuser-Busch InBev N.V. (m)	377,735

	Brazil — 2.1%
9,952	Petroleo Brasileiro S.A., ADR (m)	442,764
14,125	Vale S.A., ADR (m)	454,684

		897,448
	China — 1.6%
58,000	China Life Insurance Co., Ltd., Class H (m)	277,942
500,000	Industrial & Commercial Bank of China, Class H (m)	380,390

		658,332
	France — 13.5%
6,993	Accor S.A.	386,964
23,199	AXA S.A. (m)	514,666
9,260	BNP Paribas (m)	709,747
5,798	GDF Suez (m)	224,132
4,425	Imerys S.A. (m)	272,232
5,190	Lafarge S.A. (m)	364,558
3,640	LVMH Moet Hennessy Louis Vuitton S.A. (m)	425,228
3,388	Pernod-Ricard S.A. (m)	287,472
2,600	PPR (m)	345,658
8,061	Sanofi-Aventis S.A. (m)	601,579
5,290	Societe Generale (m)	331,999
21,490	Total S.A. (m)	1,247,235

		5,711,470
	Germany — 6.5%
6,110	Bayer AG (m)	412,851
15,497	E.ON AG (m)	572,934
3,649	Linde AG (m)	435,247
10,348	SAP AG (m)	500,987
5,742	Siemens AG (m)	573,723
10,527	Symrise AG (m)	249,466

		2,745,208
	Greece — 0.1%
6,415	Piraeus Bank S.A. (a) (m)	56,041

	Hong Kong — 3.5%
109,000	Belle International Holdings Ltd. (m)	146,272
230,000	CNOOC Ltd. (m)	379,730
60,522	Esprit Holdings Ltd. (m)	476,982
79,000	Hang Lung Properties Ltd. (m)	317,870
101,600	Wynn Macau Ltd. (a) (m)	146,287

		1,467,141
	Israel — 1.1%
7,490	Teva Pharmaceutical Industries Ltd., ADR (m)	472,469

	Italy — 1.8%
98,966	Intesa Sanpaolo S.p.A. (a) (m)	368,556
136,395	UniCredit S.p.A. (a) (m)	402,167

		770,723
	Japan — 16.8%
16,500	Canon, Inc. (m)	763,211
5,200	East Japan Railway Co. (m)	361,801
21,300	Honda Motor Co., Ltd. (m)	750,797
142	Japan Tobacco, Inc. (m)	528,644
26,700	Komatsu Ltd. (m)	560,953
35,000	Kubota Corp. (m)	319,559
22,500	Mitsubishi Corp. (m)	590,843
74,200	Mitsubishi UFJ Financial Group, Inc. (m)	388,931
15,000	Mitsui Fudosan Co., Ltd. (m)	255,313
5,100	Murata Manufacturing Co., Ltd. (m)	290,225
4,900	Nidec Corp. (m)	525,387
1,600	Nintendo Co., Ltd.	536,582
23,700	Nomura Holdings, Inc. (m)	173,902
6,100	Shin-Etsu Chemical Co., Ltd. (m)	354,999
35,900	Sumitomo Corp.	413,409
857	Yahoo! Japan Corp. (m)	312,593

		7,127,149
	Mexico — 1.3%
6,230	America Movil S.A.B. de C.V., Series L, ADR (m)	313,618
4,570	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	217,212

		530,830
	Netherlands — 4.9%
60,443	ING Groep N.V. CVA (a) (m)	598,842
31,860	Reed Elsevier N.V. (m)	386,647
26,602	Royal Dutch Shell plc, Class A (m)	769,287
14,424	Wolters Kluwer N.V. (m)	312,500

		2,067,276
	South Korea — 1.0%
616	Samsung Electronics Co., Ltd. (m)	445,364

	Spain — 3.2%
28,385	Banco Bilbao Vizcaya Argentaria S.A.	388,164
5,160	Inditex S.A. (m)	340,328
27,122	Telefonica S.A. (m)	642,643

		1,371,135
	Sweden — 0.5%
13,330	Atlas Copco AB, Class A (m)	206,595

	Switzerland — 12.1%
26,460	ABB Ltd. (a) (m)	578,433
8,520	Credit Suisse Group AG (m)	438,545
6,621	Holcim Ltd. (a) (m)	493,432
20,928	Nestle S.A. (m)	1,072,393
14,079	Novartis AG (m)	761,589
4,693	Roche Holding AG (m)	762,193
126	SGS S.A.	173,908
15,499	Xstrata plc (a) (m)	293,339
2,153	Zurich Financial Services AG (m)	552,231

		5,126,063
	Taiwan — 0.8%
32,667	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	342,677

	United Kingdom — 24.1%
10,490	Autonomy Corp. plc (a) (m)	289,928
57,327	Barclays plc (m)	312,156
43,151	BG Group plc (m)	747,282
89,533	BP plc (m)	847,444
34,999	British Land Co. plc (m)	255,108
32,788	Burberry Group plc (m)	355,358
69,381	Centrica plc (m)	309,796
27,489	GlaxoSmithKline plc (m)	527,645
108,966	HSBC Holdings plc (m)	1,107,095
55,469	ICAP plc (m)	314,436
17,320	Imperial Tobacco Group plc (m)	528,458
68,580	Man Group plc (m)	251,044
54,450	Marks & Spencer Group plc (m)	306,015
42,681	Prudential plc (m)	353,085
5,848	Rio Tinto plc (m)	345,727
34,512	Standard Chartered plc (m)	940,705
103,027	Tesco plc (m)	681,170
451,178	Vodafone Group plc (m)	1,043,538
53,292	Wm Morrison Supermarkets plc (m)	237,237
41,552	WPP plc (m)	429,972

		10,183,199
	Total Common Stocks (Cost $33,037,184)	42,104,299
Short-Term Investment — 0.2%
	Investment Company — 0.2%
100,000	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l)	100,000
	(Cost $100,000)
	Total Investments — 99.7% (Cost $33,137,184)	42,204,299
	Other Assets in Excess of Liabilities — 0.3%	130,729
	NET ASSETS — 100.0%	$42,335,028

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2010
The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

Industry	P	ercentage

Commercial Banks	1	2.8%
Oil, Gas & Consumable Fuels	1	0.5
Pharmaceuticals		8.4
Metals & Mining		6.3
Insurance		4.0
Wireless Telecommunication Services		3.2
Software		3.1
Capital Markets		2.8
Media		2.7
Construction Materials		2.7
Machinery		2.6
Food Products		2.5
Tobacco		2.5
Chemicals		2.5
Trading Companies & Distributors		2.4
Specialty Retail		2.3
Food & Staples Retailing		2.2
Beverages		2.1
Electronic Equipment, Instruments & Components		1.9
Semiconductors & Semiconductor Equipment		1.9
Textiles, Apparel & Luxury Goods		1.8
Office Electronics		1.8
Automobiles		1.8
Multiline Retail		1.5
Diversified Telecommunication Services		1.5
Diversified Financial Services		1.4
Electrical Equipment		1.4
Industrial Conglomerates		1.4
Electric Utilities		1.4
Real Estate Management & Development		1.4
Hotels, Restaurants & Leisure		1.3
Multi-Utilities		1.3
Others (each less than 1.0%)		2.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR–	American Depositary Receipt
CVA–	Dutch Certification
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,943,576
Aggregate gross unrealized depreciation	(2,876,461)
Net unrealized appreciation/depreciation	$9,067,115
Federal income tax cost of investments	$33,137,184

International Equity Portfolio

The various inputs that are used in determining the fair value of the Portfolio's investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$1,547,444	$–	$1,547,444
Belgium	–	377,735	–	377,735
Brazil	454,684	442,764	–	897,448
China	–	658,332	–	658,332
France	–	5,711,470	–	5,711,470
Germany	–	2,745,208	–	2,745,208
Greece	–	56,041	–	56,041
Hong Kong	–	1,467,141	–	1,467,141
Israel	–	472,469	–	472,469
Italy	–	770,723	–	770,723
Japan	–	7,127,149	–	7,127,149
Mexico	–	530,830	–	530,830
Netherlands	–	2,067,276	–	2,067,276
South Korea	–	445,364	–	445,364
Spain	–	1,371,135	–	1,371,135
Sweden	–	206,595	–	206,595
Switzerland	–	5,126,063	–	5,126,063
Taiwan	–	342,677	–	342,677
United Kingdom	–	10,183,199	–	10,183,199
Total Common Stocks	454,684	41,649,615	–	42,104,299
Short-Term Investment
Investment Company	100,000	–	–	100,000
Total Investments in Securities	$554,684	$41,649,615	$–	$42,204,299

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
JPMorgan Insurance Trust Intrepid Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 9.4%
	Auto Components — 0.2%
2,900	Johnson Controls, Inc.	95,671

	Hotels, Restaurants & Leisure — 2.6%
13,500	Carnival Corp.	524,880
6,400	Royal Caribbean Cruises Ltd. (a) (c)	211,136
13,900	Starbucks Corp. (a)	337,353
9,600	Wyndham Worldwide Corp. (c)	247,008

		1,320,377
	Household Durables — 0.4%
2,300	Whirlpool Corp. (c)	200,675

	Media — 2.5%
18,200	Gannett Co., Inc. (c)	300,664
3,700	Omnicom Group, Inc.	143,597
26,800	Time Warner, Inc.	838,036

		1,282,297
	Multiline Retail — 1.3%
3,500	Kohl's Corp. (a)	191,730
10,650	Macy's, Inc.	231,850
5,800	Nordstrom, Inc. (c)	236,930

		660,510
	Specialty Retail — 2.0%
15,400	Chico's FAS, Inc.	222,068
6,300	Gap, Inc. (The)	145,593
8,200	Limited Brands, Inc.	201,884
6,900	Signet Jewelers Ltd., (Bermuda) (a)	223,146
9,300	Williams-Sonoma, Inc. (c)	244,497

		1,037,188
	Textiles, Apparel & Luxury Goods — 0.4%
12,200	Jones Apparel Group, Inc.	232,044

	Total Consumer Discretionary	4,828,762
Consumer Staples — 14.0%
	Beverages — 0.5%
7,100	Dr. Pepper Snapple Group, Inc.	249,707

	Food & Staples Retailing — 3.9%
5,100	Walgreen Co. (c)	189,159
32,750	Wal-Mart Stores, Inc.	1,820,900

		2,010,059
	Food Products — 2.5%
16,000	Del Monte Foods Co. (c)	233,600
13,600	H.J. Heinz Co.	620,296
13,900	Sara Lee Corp.	193,627
11,300	Tyson Foods, Inc., Class A	216,395

		1,263,918
	Household Products — 2.5%
4,300	Colgate-Palmolive Co.	366,618
14,400	Kimberly-Clark Corp.	905,472

		1,272,090
	Personal Products — 0.9%
5,500	Herbalife Ltd., (Cayman Islands)	253,660
4,500	NBTY, Inc. (a)	215,910

		469,570
	Tobacco — 3.7%
17,950	Altria Group, Inc.	368,334
29,200	Philip Morris International, Inc.	1,523,072

		1,891,406
	Total Consumer Staples	7,156,750
Energy — 4.6%
	Energy Equipment & Services — 2.6%
18,350	National Oilwell Varco, Inc.	744,643
10,300	Noble Corp., (Switzerland) (a)	430,746
1,940	Transocean Ltd., (Switzerland) (a)	167,577

		1,342,966
	Oil, Gas & Consumable Fuels — 2.0%
1,000	Apache Corp. (c)	101,500
600	Cimarex Energy Co.	35,628
5,200	Exxon Mobil Corp.	348,296
6,250	Occidental Petroleum Corp.	528,375

		1,013,799
	Total Energy	2,356,765
Financials — 5.3%
	Capital Markets — 3.1%
18,400	Ameriprise Financial, Inc. (c)	834,624
4,350	Goldman Sachs Group, Inc. (The)	742,240

		1,576,864
	Diversified Financial Services — 0.5%
15,500	Bank of America Corp.	276,675

	Insurance — 1.2%
6,600	Lincoln National Corp.	202,620
6,500	Prudential Financial, Inc. (c)	393,250

		595,870
	Real Estate Investment Trusts (REITs) — 0.5%
2,250	Digital Realty Trust, Inc. (c)	121,950
1,912	Simon Property Group, Inc. (c)	160,417

		282,367
	Total Financials	2,731,776
Health Care — 14.6%
	Biotechnology — 1.8%
15,750	Amgen, Inc. (a)	941,220

	Health Care Equipment & Supplies — 4.3%
5,400	Hospira, Inc. (a)	305,910
4,400	Kinetic Concepts, Inc. (a) (c)	210,364
26,200	Medtronic, Inc.	1,179,786
8,700	Zimmer Holdings, Inc. (a)	515,040

		2,211,100
	Health Care Providers & Services — 3.1%
17,800	Aetna, Inc.	624,958
4,200	Cardinal Health, Inc.	151,326
6,100	Community Health Systems, Inc. (a) (c)	225,273
9,400	McKesson Corp.	617,768

		1,619,325
	Life Sciences Tools & Services — 1.4%
13,600	Thermo Fisher Scientific, Inc. (a)	699,584

	Pharmaceuticals — 4.0%
6,400	Endo Pharmaceuticals Holdings, Inc. (a)	151,616
6,350	Johnson & Johnson	414,020
13,000	Merck & Co., Inc.	485,550
39,400	Pfizer, Inc.	675,710
12,150	Warner Chilcott plc, (Ireland), Class A (a)	310,433

		2,037,329
	Total Health Care	7,508,558
Industrials — 10.8%
	Aerospace & Defense — 3.8%
8,900	General Dynamics Corp.	687,080
16,800	United Technologies Corp.	1,236,648

		1,923,728
	Air Freight & Logistics — 1.1%
3,300	FedEx Corp. (c)	308,220
4,300	United Parcel Service, Inc., Class B (c)	276,963

		585,183
	Airlines — 0.4%
3,200	Copa Holdings S.A., (Panama), Class A	194,560

	Commercial Services & Supplies — 0.4%
9,200	R.R. Donnelley & Sons Co.	196,420

	Electrical Equipment — 0.8%
4,800	Cooper Industries plc	230,112
5,000	Thomas & Betts Corp. (a)	196,200

		426,312
	Machinery — 2.9%
5,300	Cummins, Inc.	328,335
2,300	Eaton Corp. (c)	174,271
2,900	Gardner Denver, Inc.	127,716
3,500	Joy Global, Inc. (c)	198,100
5,700	Oshkosh Corp. (a)	229,938
3,500	Parker Hannifin Corp. (c)	226,590
4,200	Toro Co. (c)	206,514

		1,491,464
	Road & Rail — 1.4%
12,550	Norfolk Southern Corp.	701,420

	Total Industrials	5,519,087
Information Technology — 32.6%
	Communications Equipment — 4.5%
65,050	Cisco Systems, Inc. (a) (c)	1,693,251
14,300	QUALCOMM, Inc.	600,457

		2,293,708
	Computers & Peripherals — 12.6%
6,405	Apple, Inc. (a)	1,504,727
41,100	Dell, Inc. (a)	616,911
11,100	EMC Corp. (a)	200,244
33,720	Hewlett-Packard Co.	1,792,218
13,050	International Business Machines Corp.	1,673,662
6,500	Lexmark International, Inc., Class A (a) (c)	234,520
11,300	Seagate Technology, (Cayman Islands) (a) (c)	206,338
5,300	Western Digital Corp. (a)	206,647

		6,435,267
	Electronic Equipment, Instruments & Components — 0.9%
7,100	Arrow Electronics, Inc. (a)	213,923
14,100	Jabil Circuit, Inc.	228,279

		442,202
	Internet Software & Services — 2.3%
2,100	Google, Inc., Class A (a)	1,190,721

	IT Services — 1.8%
2,250	Alliance Data Systems Corp. (a) (c)	143,978
6,600	Cognizant Technology Solutions Corp., Class A (a)	336,468
27,150	Western Union Co. (The)	460,464

		940,910
	Office Electronics — 0.4%
23,600	Xerox Corp.	230,100

	Semiconductors & Semiconductor Equipment — 2.6%
4,000	Applied Materials, Inc.	53,920
9,600	Broadcom Corp., Class A	318,528
13,350	Intel Corp.	297,171
9,200	Intersil Corp., Class A	135,792
10,950	Marvell Technology Group Ltd., (Bermuda) (a)	223,161
8,200	National Semiconductor Corp.	118,490
6,600	Novellus Systems, Inc. (a) (c)	165,000

		1,312,062
	Software — 7.5%
93,300	Microsoft Corp.	2,730,891
44,240	Oracle Corp.	1,136,526

		3,867,417
	Total Information Technology	16,712,387
Materials — 5.7%
	Chemicals — 3.1%
3,400	Ashland, Inc.	179,418
6,500	Celanese Corp., Class A	207,025
3,800	Cytec Industries, Inc.	177,612
20,200	Dow Chemical Co. (The)	597,314
2,700	Lubrizol Corp. (c)	247,644
3,000	PPG Industries, Inc.	196,200

		1,605,213
	Containers & Packaging — 0.4%
9,300	Temple-Inland, Inc.	189,999

	Metals & Mining — 2.2%
11,300	Freeport-McMoRan Copper & Gold, Inc.	944,002
2,600	United States Steel Corp. (c)	165,152

		1,109,154
	Total Materials	2,904,366
Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
5,602	CenturyTel, Inc.	198,647

	Total Common Stocks (Cost $40,911,471)	49,917,098
Short-Term Investment — 2.5%
	Investment Company — 2.5%
1,281,886	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $1,281,886)	1,281,886
Investments of Cash Collateral for Securities on Loan — 11.8%
	Investment Company — 11.8%
6,036,650	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $6,036,650)	6,036,650

	Total Investments — 111.7% (Cost $48,230,007)	57,235,634
	Liabilities in Excess of Other Assets — (11.7)%	(6,016,592)
	NET ASSETS — 100.0%	$51,219,042

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	E-mini S&P 500	06/18/10	$1,165,200	$8,914

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,045,495
Aggregate gross unrealized depreciation	(39,868)
Net unrealized appreciation/depreciation	$9,005,627
Federal income tax cost of investments	$48,230,007

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$57,235,634	$–	$–	$57,235,634
Appreciation in Other Financial Instruments
Futures Contracts	$8,914	$–	$–	$8,914

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.1%
Consumer Discretionary — 18.7%
	Auto Components — 1.0%
4,200	Autoliv, Inc., (Sweden) (a) (c)	216,426
7,700	TRW Automotive Holdings Corp. (a)	220,066

		436,492
	Distributors — 0.3%
2,700	Genuine Parts Co. (c)	114,048

	Diversified Consumer Services — 1.9%
3,800	Apollo Group, Inc., Class A (a)	232,902
12,750	H&R Block, Inc. (c)	226,950
38,500	Service Corp. International	353,430

		813,282
	Hotels, Restaurants & Leisure — 1.9%
10,700	Brinker International, Inc.	206,296
1,300	Choice Hotels International, Inc.	45,253
500	Hyatt Hotels Corp., Class A (a) (c)	19,480
2,700	International Speedway Corp., Class A	69,579
19,700	Wyndham Worldwide Corp. (c)	506,881

		847,489
	Household Durables — 2.5%
2,200	D.R. Horton, Inc.	27,720
150	Garmin Ltd., (Cayman Islands) (c)	5,772
13,700	Jarden Corp. (c)	456,073
9,650	Leggett & Platt, Inc.	208,826
3,200	Newell Rubbermaid, Inc.	48,640
300	NVR, Inc. (a)	217,950
2,500	Stanley Black & Decker, Inc.	143,525

		1,108,506
	Internet & Catalog Retail — 0.8%
1,300	priceline.com, Inc. (a) (c)	331,500

	Leisure Equipment & Products — 0.4%
4,250	Hasbro, Inc. (c)	162,690

	Media — 2.9%
10,200	CBS Corp., Class B	142,188
5,750	DISH Network Corp., Class A	119,715
2,900	DreamWorks Animation SKG, Inc., Class A (a)	114,231
38,400	Gannett Co., Inc. (c)	634,368
700	John Wiley & Sons, Inc., Class A	30,296
5,100	Liberty Global, Inc., Class A (a) (c)	148,716
2,600	McGraw-Hill Cos., Inc. (The)	92,690

		1,282,204
	Multiline Retail — 2.0%
10,550	Big Lots, Inc. (a) (c)	384,231
800	J.C. Penney Co., Inc.	25,736
14,400	Macy's, Inc.	313,488
3,500	Nordstrom, Inc. (c)	142,975

		866,430
	Specialty Retail — 4.5%
3,700	Abercrombie & Fitch Co., Class A (m)	168,868
2,650	Advance Auto Parts, Inc. (m)	111,088
3,200	Aeropostale, Inc. (a) (c) (m)	92,256
1,100	Bed Bath & Beyond, Inc. (a)	48,136
20,100	GameStop Corp., Class A (a) (c)	440,391
12,050	Gap, Inc. (The)	278,475
9,000	Limited Brands, Inc.	221,580
7,600	RadioShack Corp.	171,988
3,700	Ross Stores, Inc. (c)	197,839
3,600	Signet Jewelers Ltd., (Bermuda) (a)	116,424
3,000	TJX Cos., Inc.	127,560

		1,974,605
	Textiles, Apparel & Luxury Goods — 0.5%
7,100	Hanesbrands, Inc. (a) (c)	197,522

	Total Consumer Discretionary	8,134,768
Consumer Staples — 5.1%
	Beverages — 0.6%
15,900	Constellation Brands, Inc., Class A (a)	261,396

	Food & Staples Retailing — 0.4%
58,600	Rite Aid Corp. (a)	87,900
4,200	SUPERVALU, Inc.	70,056

		157,956
	Food Products — 3.1%
34,900	Del Monte Foods Co. (c)	509,540
44,300	Tyson Foods, Inc., Class A	848,345

		1,357,885
	Personal Products — 0.5%
4,300	Herbalife Ltd., (Cayman Islands)	198,316

	Tobacco — 0.5%
1,330	Lorillard, Inc.	100,069
2,410	Reynolds American, Inc.	130,092

		230,161
	Total Consumer Staples	2,205,714
Energy — 6.0%
	Energy Equipment & Services — 2.9%
4,900	BJ Services Co.	104,860
900	Diamond Offshore Drilling, Inc.	79,929
1,900	Dresser-Rand Group, Inc. (a)	59,698
8,530	Ensco plc, (United Kingdom), ADR	381,973
2,368	National Oilwell Varco, Inc.	96,094
8,200	Oil States International, Inc. (a)	371,788
1,100	Tidewater, Inc. (c)	51,997
2,700	Unit Corp. (a)	114,156

		1,260,495
	Oil, Gas & Consumable Fuels — 3.1%
3,800	Alpha Natural Resources, Inc. (a)	189,582
3,900	Cimarex Energy Co.	231,582
749	Denbury Resources, Inc. (a)	12,635
10,100	EXCO Resources, Inc.	185,638
3,000	Frontline Ltd., (Bermuda) (c)	91,890
3,000	Murphy Oil Corp.	168,570
5,300	Newfield Exploration Co. (a)	275,865
1,120	Noble Energy, Inc.	81,760
3,800	Southern Union Co.	96,406

		1,333,928
	Total Energy	2,594,423
Financials — 17.9%
	Capital Markets — 2.0%
4,500	Affiliated Managers Group, Inc. (a) (c) (m)	355,500
3,450	Federated Investors, Inc., Class B (c)	91,011
600	Lazard Ltd., (Bermuda), Class A	21,420
3,000	Raymond James Financial, Inc.	80,220
16,250	TD AMERITRADE Holding Corp. (a) (c)	309,725

		857,876
	Commercial Banks — 2.3%
3,900	BancorpSouth, Inc. (c)	81,744
2,850	Bank of Hawaii Corp.	128,108
2,850	BOK Financial Corp. (c)	149,454
900	City National Corp.	48,573
900	Cullen/Frost Bankers, Inc.	50,220
1,200	M&T Bank Corp.	95,256
27,200	TCF Financial Corp. (c)	433,568
1,930	Valley National Bancorp	29,664

		1,016,587
	Consumer Finance — 0.5%
2,200	AmeriCredit Corp. (a)	52,272
9,900	Discover Financial Services	147,510

		199,782
	Diversified Financial Services — 0.3%
5,850	NASDAQ OMX Group, Inc. (The) (a)	123,552

	Insurance — 5.9%
3,650	Allied World Assurance Co. Holdings Ltd., (Bermuda)	163,703
13,250	American Financial Group, Inc.	376,963
2,650	Arch Capital Group Ltd., (Bermuda) (a)	202,062
4,600	Assurant, Inc.	158,148
2,350	Axis Capital Holdings Ltd., (Bermuda)	73,461
1,800	CNA Financial Corp. (a) (c)	48,096
19,400	Genworth Financial, Inc., Class A (a)	355,796
3,050	Hanover Insurance Group, Inc. (The)	133,010
2,200	Lincoln National Corp.	67,540
1,700	PartnerRe Ltd., (Bermuda)	135,524
5,900	Principal Financial Group, Inc. (c)	172,339
1,100	Protective Life Corp.	24,189
1,600	Reinsurance Group of America, Inc.	84,032
4,500	StanCorp Financial Group, Inc. (c)	214,335
600	Torchmark Corp.	32,106
13,700	Unum Group	339,349

		2,580,653
	Real Estate Investment Trusts (REITs) — 5.8%
1,400	Alexandria Real Estate Equities, Inc. (c)	94,640
5,200	AMB Property Corp. (m)	141,648
16,300	Annaly Capital Management, Inc. (c)	280,034
1,000	Camden Property Trust	41,630
3,100	Chimera Investment Corp.	12,059
3,100	Douglas Emmett, Inc. (c) (m)	47,647
2,800	Equity Residential	109,620
2,800	Federal Realty Investment Trust (c)	203,868
4,900	Health Care REIT, Inc. (c)	221,627
13,010	Hospitality Properties Trust	311,590
14,300	HRPT Properties Trust	111,254
3,550	Mack-Cali Realty Corp.	125,137
4,680	Nationwide Health Properties, Inc.	164,502
3,130	ProLogis (c)	41,316
3,300	SL Green Realty Corp. (c)	188,991
4,300	Taubman Centers, Inc. (c)	171,656
6,000	Ventas, Inc.	284,880

		2,552,099
	Thrifts & Mortgage Finance — 1.1%
15,600	Hudson City Bancorp, Inc.	220,896
15,800	New York Community Bancorp, Inc.	261,332

		482,228
	Total Financials	7,812,777
Health Care — 8.8%
	Biotechnology — 1.6%
5,000	BioMarin Pharmaceutical, Inc. (a) (c)	116,850
2,200	Cephalon, Inc. (a) (c)	149,116
4,400	Dendreon Corp. (a) (c)	160,468
2,200	Human Genome Sciences, Inc. (a) (c)	66,440
4,071	Talecris Biotherapeutics Holdings Corp. (a)	81,094
2,500	Vertex Pharmaceuticals, Inc. (a)	102,175

		676,143
	Health Care Equipment & Supplies — 2.4%
10,300	Cooper Cos., Inc. (The)	400,464
5,900	Hospira, Inc. (a)	334,235
1,700	Inverness Medical Innovations, Inc. (a)	66,215
4,950	Kinetic Concepts, Inc. (a) (c)	236,660

		1,037,574
	Health Care Providers & Services — 3.6%
4,110	Aetna, Inc. (m)	144,302
16,200	AmerisourceBergen Corp.	468,504
7,300	CIGNA Corp.	267,034
7,600	Health Management Associates, Inc., Class A (a)	65,360
2,600	Humana, Inc. (a)	121,602
2,550	Laboratory Corp. of America Holdings (a)	193,060
2,300	Lincare Holdings, Inc. (a) (c)	103,224
7,350	Omnicare, Inc. (c)	207,932

		1,571,018
	Life Sciences Tools & Services — 0.2%
1,582	Life Technologies Corp. (a)	82,691

	Pharmaceuticals — 1.0%
3,950	Endo Pharmaceuticals Holdings, Inc. (a)	93,576
5,700	King Pharmaceuticals, Inc. (a)	67,032
6,100	Mylan, Inc. (a) (c)	138,531
3,650	Watson Pharmaceuticals, Inc. (a) (c)	152,460

		451,599
	Total Health Care	3,819,025
Industrials — 11.3%
	Aerospace & Defense — 2.3%
5,400	Goodrich Corp.	380,808
1,400	ITT Corp.	75,054
4,250	L-3 Communications Holdings, Inc.	389,428
2,200	Northrop Grumman Corp.	144,254

		989,544
	Airlines — 0.9%
6,200	Copa Holdings S.A., (Panama), Class A	376,960

	Building Products — 0.1%
1,400	Lennox International, Inc. (c)	62,048

	Commercial Services & Supplies — 1.0%
2,900	Pitney Bowes, Inc.	70,905
10,330	R.R. Donnelley & Sons Co.	220,545
5,785	Republic Services, Inc.	167,881

		459,331
	Construction & Engineering — 1.0%
3,000	Shaw Group, Inc. (The) (a)	103,260
6,500	URS Corp. (a)	322,465

		425,725
	Electrical Equipment — 1.3%
6,750	Hubbell, Inc., Class B	340,402
6,000	Thomas & Betts Corp. (a)	235,440

		575,842
	Machinery — 3.5%
4,450	AGCO Corp. (a) (c) (m)	159,622
2,046	Cummins, Inc.	126,750
6,250	Dover Corp.	292,187
3,350	Gardner Denver, Inc.	147,534
1,000	Joy Global, Inc. (c)	56,600
7,500	Oshkosh Corp. (a)	302,550
4,645	Parker Hannifin Corp. (c)	300,717
2,250	SPX Corp.	149,220

		1,535,180
	Marine — 0.3%
3,400	Kirby Corp. (a) (c)	129,710

	Road & Rail — 0.7%
3,400	CSX Corp.	173,060
3,500	Ryder System, Inc.	135,660

		308,720
	Trading Companies & Distributors — 0.2%
2,300	WESCO International, Inc. (a) (c)	79,833

	Total Industrials	4,942,893
Information Technology — 14.2%
	Communications Equipment — 1.3%
7,600	Brocade Communications Systems, Inc. (a)	43,396
7,000	CommScope, Inc. (a)	196,140
6,500	Harris Corp.	308,685

		548,221
	Computers & Peripherals — 1.8%
7,800	Lexmark International, Inc., Class A (a) (c)	281,424
3,450	QLogic Corp. (a) (c)	70,035
11,550	Western Digital Corp. (a)	450,335

		801,794
	Electronic Equipment, Instruments & Components — 1.5%
7,700	Arrow Electronics, Inc. (a)	232,001
10,500	Avnet, Inc. (a)	315,000
1,000	Tech Data Corp. (a) (c)	41,900
8,400	Vishay Intertechnology, Inc. (a)	85,932

		674,833
	IT Services — 4.4%
6,650	Alliance Data Systems Corp. (a) (c)	425,533
7,200	Broadridge Financial Solutions, Inc.	153,936
7,100	Computer Sciences Corp. (a)	386,879
31,738	Convergys Corp. (a) (c)	389,108
1,700	DST Systems, Inc.	70,465
9,100	Fidelity National Information Services, Inc.	213,304
4,600	Hewitt Associates, Inc., Class A (a)	182,988
2,000	Lender Processing Services, Inc.	75,500

		1,897,713
	Office Electronics — 0.3%
12,600	Xerox Corp.	122,850

	Semiconductors & Semiconductor Equipment — 2.9%
6,400	Integrated Device Technology, Inc. (a)	39,232
3,000	Intersil Corp., Class A (c)	44,280
3,200	Linear Technology Corp.	90,496
34,700	LSI Corp. (a)	212,364
13,700	Marvell Technology Group Ltd., (Bermuda) (a)	279,206
12,600	Micron Technology, Inc. (a) (c)	130,914
10,600	National Semiconductor Corp.	153,170
23,100	ON Semiconductor Corp. (a) (c)	184,800
1,900	Teradyne, Inc. (a) (c)	21,223
4,750	Xilinx, Inc.	121,125

		1,276,810
	Software — 2.0%
7,880	BMC Software, Inc. (a)	299,440
16,600	CA, Inc.	389,602
10,200	Symantec Corp. (a)	172,584

		861,626
	Total Information Technology	6,183,847
Materials — 7.1%
	Chemicals — 4.2%
950	Airgas, Inc.	60,439
5,700	Ashland, Inc.	300,789
5,220	Celanese Corp., Class A	166,257
850	CF Industries Holdings, Inc.	77,503
2,650	Eastman Chemical Co.	168,752
2,100	FMC Corp.	127,134
4,200	Lubrizol Corp. (c)	385,224
4,600	PPG Industries, Inc.	300,840
2,900	Scotts Miracle-Gro Co. (The), Class A	134,415
2,150	Terra Industries, Inc.	98,384

		1,819,737
	Containers & Packaging — 1.1%
11,000	Crown Holdings, Inc. (a)	296,560
3,300	Pactiv Corp. (a)	83,094
5,600	Temple-Inland, Inc.	114,408

		494,062
	Metals & Mining — 1.3%
2,650	Cliffs Natural Resources, Inc.	188,018
2,700	Reliance Steel & Aluminum Co.	132,921
1,400	Schnitzer Steel Industries, Inc., Class A	73,542
1,750	Walter Energy, Inc.	161,472

		555,953
	Paper & Forest Products — 0.5%
9,700	International Paper Co.	238,717

	Total Materials	3,108,469
Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
119,200	Qwest Communications International, Inc.	622,224
12,750	Windstream Corp. (c)	138,848

	Total Telecommunication Services	761,072
Utilities — 7.3%
	Electric Utilities — 1.2%
12,000	DPL, Inc.	326,280
6,250	Edison International	213,563

		539,843
	Gas Utilities — 2.1%
8,495	Energen Corp.	395,272
5,000	National Fuel Gas Co.	252,750
10,750	UGI Corp.	285,305

		933,327
	Independent Power Producers & Energy Traders — 0.8%
15,800	NRG Energy, Inc. (a)	330,220

	Multi-Utilities — 3.2%
850	Alliant Energy Corp.	28,271
22,330	CenterPoint Energy, Inc.	320,659
9,700	CMS Energy Corp. (c)	149,962
1,400	DTE Energy Co. (c)	62,440
6,350	MDU Resources Group, Inc.	137,033
9,600	Sempra Energy	479,040
13,500	TECO Energy, Inc. (c)	214,515

		1,391,920
	Total Utilities	3,195,310
	Total Common Stocks (Cost $37,915,341)	42,758,298
PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation — 0.2%
115,000	U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $115,732)	115,706

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
421,505	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $421,505)	421,505
Investment of Cash Collateral for Securities on Loan — 23.7%
	Investment Company — 23.7%
10,330,881	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $10,330,881)	10,330,881

	Total Investments — 123.0% (Cost $48,783,459)	53,626,390
	Liabilities in Excess of Other Assets — (23.0)%	(10,041,205)
	NET ASSETS — 100.0%	$43,585,185

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
13	E-mini S&P MidCap 400	06/18/10	$1,024,530	$7,438

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR-	American Depositary Receipt
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$7,179,864
Aggregate gross unrealized depreciation	(2,336,933)
Net unrealized appreciation/depreciation	$4,842,931
Federal income tax cost of investments	$48,783,459

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$53,128,711	$497,679	$–	$53,626,390
Appreciation in Other Financial Instruments
Futures Contracts	$7,438	$–	$–	$7,438

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral and an ADR. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Insurance Trust Mid Cap Growth Portfolio
(formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
Consumer Discretionary — 21.6%
	Auto Components — 1.1%
48,920	Gentex Corp.	950,027

	Automobiles — 0.7%
20,800	Harley-Davidson, Inc.	583,856

	Diversified Consumer Services — 1.2%
47,577	Education Management Corp. (a)	1,041,936

	Hotels, Restaurants & Leisure — 2.8%
3,600	Chipotle Mexican Grill, Inc. (a)	405,612
28,900	Royal Caribbean Cruises Ltd. (a) (c)	953,411
20,400	Starwood Hotels & Resorts Worldwide, Inc.	951,456

		2,310,479
	Internet & Catalog Retail — 1.7%
5,300	Amazon.com, Inc. (a)	719,369
9,000	Netflix, Inc. (a) (c)	663,660

		1,383,029
	Media — 1.6%
18,900	Discovery Communications, Inc., Class A (a)	638,631
19,400	Lamar Advertising Co., Class A (a)	666,390

		1,305,021
	Multiline Retail — 2.4%
14,500	Kohl's Corp. (a)	794,310
28,600	Nordstrom, Inc.	1,168,310

		1,962,620
	Specialty Retail — 8.0%
25,300	Bed Bath & Beyond, Inc. (a)	1,107,128
47,000	Chico's FAS, Inc.	677,740
44,500	Dick's Sporting Goods, Inc. (a)	1,161,895
16,600	J Crew Group, Inc. (a)	761,940
16,000	Sherwin-Williams Co. (The)	1,082,880
26,100	Staples, Inc.	610,479
46,000	Williams-Sonoma, Inc.	1,209,340

		6,611,402
	Textiles, Apparel & Luxury Goods — 2.1%
18,500	Phillips-Van Heusen Corp.	1,061,160
8,500	Polo Ralph Lauren Corp.	722,840

		1,784,000
	Total Consumer Discretionary	17,932,370
Consumer Staples — 0.7%
	Food & Staples Retailing — 0.7%
15,500	Whole Foods Market, Inc. (a)	560,325

Energy — 5.4%
	Energy Equipment & Services — 1.9%
19,670	Cameron International Corp. (a)	843,056
11,890	Oceaneering International, Inc. (a)	754,896

		1,597,952
	Oil, Gas & Consumable Fuels — 3.5%
14,140	Cabot Oil & Gas Corp.	520,352
37,370	Forest Oil Corp. (a)	964,894
9,100	Noble Energy, Inc.	664,300
18,260	Southwestern Energy Co. (a)	743,547

		2,893,093
	Total Energy	4,491,045
Financials — 10.5%
	Capital Markets — 4.9%
2,800	BlackRock, Inc.	609,728
28,700	Invesco Ltd.	628,817
12,340	Northern Trust Corp.	681,908
42,320	Och-Ziff Capital Management Group LLC, Class A	677,120
15,680	T. Rowe Price Group, Inc.	861,302
33,610	TD AMERITRADE Holding Corp. (a)	640,607

		4,099,482
	Commercial Banks — 2.3%
20,700	BB&T Corp.	670,473
11,300	BOK Financial Corp.	592,572
16,000	Comerica, Inc.	608,640

		1,871,685
	Diversified Financial Services — 1.7%
24,300	Moody's Corp.	722,925
20,100	MSCI, Inc., Class A (a)	725,610

		1,448,535
	Insurance — 1.6%
15,200	ACE Ltd., (Switzerland)	794,960
19,300	HCC Insurance Holdings, Inc.	532,680

		1,327,640
	Total Financials	8,747,342
Health Care — 12.5%
	Biotechnology — 2.2%
10,700	Alexion Pharmaceuticals, Inc. (a)	581,759
37,600	BioMarin Pharmaceutical, Inc. (a)	878,712
16,700	Myriad Genetics, Inc. (a)	401,635

		1,862,106
	Health Care Equipment & Supplies — 1.4%
16,320	DENTSPLY International, Inc.	568,752
10,100	Zimmer Holdings, Inc. (a)	597,920

		1,166,672
	Health Care Providers & Services — 5.1%
31,900	Brookdale Senior Living, Inc. (a)	664,477
12,590	DaVita, Inc. (a)	798,206
8,600	Express Scripts, Inc. (a)	875,136
14,710	Humana, Inc. (a)	687,986
37,400	UnitedHealth Group, Inc.	1,221,858

		4,247,663
	Health Care Technology — 0.7%
6,980	Cerner Corp. (a)	593,719

	Life Sciences Tools & Services — 1.6%
13,210	Covance, Inc. (a)	810,962
12,620	Illumina, Inc. (a)	490,918

		1,301,880
	Pharmaceuticals — 1.5%
72,700	Biovail Corp., (Canada)	1,219,179

	Total Health Care	10,391,219
Industrials — 19.6%
	Aerospace & Defense — 2.8%
14,400	Goodrich Corp.	1,015,488
10,090	Precision Castparts Corp.	1,278,504

		2,293,992
	Air Freight & Logistics — 1.0%
22,000	Expeditors International of Washington, Inc.	812,240

	Airlines — 1.4%
78,300	Delta Air Lines, Inc. (a)	1,142,397

	Building Products — 1.2%
23,000	Lennox International, Inc.	1,019,360

	Commercial Services & Supplies — 2.6%
32,430	Corrections Corp. of America (a)	644,060
12,640	Stericycle, Inc. (a)	688,880
23,240	Waste Connections, Inc. (a)	789,230

		2,122,170
	Construction & Engineering — 0.9%
26,000	Aecom Technology Corp. (a)	737,620

	Electrical Equipment — 1.5%
2,220	First Solar, Inc. (a) (c)	272,283
17,210	Roper Industries, Inc.	995,427

		1,267,710
	Industrial Conglomerates — 1.6%
17,500	Carlisle Cos., Inc.	666,750
24,650	McDermott International, Inc. (a)	663,578

		1,330,328
	Machinery — 2.2%
18,300	Cummins, Inc.	1,133,685
16,400	Wabtec Corp.	690,768

		1,824,453
	Professional Services — 0.8%
22,100	Robert Half International, Inc.	672,503

	Road & Rail — 2.1%
13,100	Canadian National Railway Co., (Canada)	793,729
23,400	Landstar System, Inc.	982,332

		1,776,061
	Trading Companies & Distributors — 1.5%
11,700	W.W. Grainger, Inc.	1,265,004

	Total Industrials	16,263,838
Information Technology — 26.8%
	Communications Equipment — 2.7%
21,147	CommScope, Inc. (a)	592,539
12,900	F5 Networks, Inc. (a)	793,479
28,900	Juniper Networks, Inc. (a)	886,652

		2,272,670
	Computers & Peripherals — 1.4%
36,100	NetApp, Inc. (a)	1,175,416

	Electronic Equipment, Instruments & Components — 3.1%
21,724	Amphenol Corp., Class A	916,536
10,830	Dolby Laboratories, Inc., Class A (a)	635,396
36,900	Tyco Electronics Ltd., (Switzerland)	1,014,012

		2,565,944
	Internet Software & Services — 0.9%
7,238	Equinix, Inc. (a)	704,547

	IT Services — 8.5%
11,500	Alliance Data Systems Corp. (a) (c)	735,885
61,340	Amdocs Ltd., (United Kingdom) (a)	1,846,947
32,700	Cognizant Technology Solutions Corp., Class A (a)	1,667,046
25,400	Hewitt Associates, Inc., Class A (a)	1,010,412
3,540	MasterCard, Inc., Class A	899,160
50,500	Western Union Co. (The)	856,480

		7,015,930
	Semiconductors & Semiconductor Equipment — 4.7%
24,160	Broadcom Corp., Class A	801,629
56,000	Marvell Technology Group Ltd., (Bermuda) (a)	1,141,280
39,400	MEMC Electronic Materials, Inc. (a)	604,002
18,100	Microchip Technology, Inc. (c)	509,696
26,200	Varian Semiconductor Equipment Associates, Inc. (a)	867,744

		3,924,351
	Software — 5.5%
16,590	ANSYS, Inc. (a)	715,692
17,300	Concur Technologies, Inc. (a)	709,473
16,000	McAfee, Inc. (a)	642,080
25,300	MICROS Systems, Inc. (a)	831,864
8,200	Salesforce.com, Inc. (a)	610,490
22,300	Sybase, Inc. (a)	1,039,626

		4,549,225
	Total Information Technology	22,208,083
Materials — 1.0%
	Containers & Packaging — 1.0%
14,900	Greif, Inc., Class A	818,308

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
43,490	tw telecom, inc. (a)	789,343

	Total Common Stocks (Cost $66,239,224)	82,201,873
Short-Term Investment — 0.1%
	Investment Company — 0.1%
45,360	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $45,360)	45,360
PRINCIPAL AMOUNT($)
Investments of Cash Collateral for Securities on Loan — 3.6%
	Corporate Note — 1.2%
1,000,000	Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	996,847

SHARES
	Investment Company — 2.4%
1,973,799	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	1,973,799

	Total Investments of Cash Collateral for Securities on Loan (Cost $2,973,799)	2,970,646
	Total Investments — 102.7% (Cost $69,258,383)	85,217,879
	Liabilities in Excess of Other Assets — (2.7)%	(2,223,916)
	NET ASSETS — 100.0%	$82,993,963

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
VAR –	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,922,303
Aggregate gross unrealized depr.ciation	(962,807)
Net unrealized appreciation/depreciation	$15,959,496
Federal income tax cost of investments	$69,258,383

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$84,221,032	$996,847	$ –	$85,217,879

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments(“SOI”). Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
Consumer Discretionary — 18.6%
	Distributors — 1.2%
67,940	Genuine Parts Co.	2,869,785

	Diversified Consumer Services — 0.8%
113,150	H&R Block, Inc.	2,014,070

	Hotels, Restaurants & Leisure — 2.3%
36,241	Darden Restaurants, Inc.	1,614,174
52,786	Marriott International, Inc., Class A (c)	1,663,815
64,100	Yum! Brands, Inc.	2,456,953

		5,734,942
	Household Durables — 2.1%
70,940	Fortune Brands, Inc.	3,441,300
47,987	Jarden Corp. (c)	1,597,487

		5,038,787
	Internet & Catalog Retail — 0.8%
82,800	Expedia, Inc.	2,066,688

	Media — 3.8%
61,420	Cablevision Systems Corp., Class A	1,482,679
118,104	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,253,083
91,600	Gannett Co., Inc. (c)	1,513,232
18,430	Madison Square Garden, Inc., Class A (a)	400,484
29,340	Omnicom Group, Inc.	1,138,685
29,950	Scripps Networks Interactive, Inc., Class A	1,328,283
4,740	Washington Post Co. (The), Class B	2,105,413

		9,221,859
	Specialty Retail — 7.0%
65,907	AutoNation, Inc. (a) (c)	1,191,599
13,450	AutoZone, Inc. (a) (c)	2,328,061
47,070	Bed Bath & Beyond, Inc. (a)	2,059,783
182,190	Gap, Inc. (The)	4,210,411
24,730	Sherwin-Williams Co. (The)	1,673,726
52,050	Staples, Inc.	1,217,449
44,740	Tiffany & Co.	2,124,703
57,350	TJX Cos., Inc.	2,438,522

		17,244,254
	Textiles, Apparel & Luxury Goods — 0.6%
16,900	Phillips-Van Heusen Corp.	969,384
5,800	V.F. Corp.	464,870

		1,434,254
	Total Consumer Discretionary	45,624,639
Consumer Staples — 5.7%
	Beverages — 0.7%
27,082	Brown-Forman Corp., Class B	1,610,025

	Food & Staples Retailing — 1.5%
150,170	Safeway, Inc.	3,733,226

	Food Products — 1.6%
53,430	JM Smucker Co. (The)	3,219,692
19,400	McCormick & Co., Inc. (Non-Voting)	744,184

		3,963,876
	Household Products — 1.3%
26,050	Clorox Co.	1,670,847
25,800	Energizer Holdings, Inc. (a)	1,619,208

		3,290,055
	Tobacco — 0.6%
18,630	Lorillard, Inc.	1,401,721

	Total Consumer Staples	13,998,903
Energy — 5.9%
	Oil, Gas & Consumable Fuels — 5.9%
121,240	CVR Energy, Inc. (a)	1,060,850
49,014	Devon Energy Corp.	3,157,972
55,651	Kinder Morgan Management LLC (a)	3,262,261
89,770	Teekay Corp., (Canada)	2,041,370
218,380	Williams Cos., Inc. (The)	5,044,578

	Total Energy	14,567,031
Financials — 26.5%
	Capital Markets — 2.3%
12,370	Affiliated Managers Group, Inc. (a) (c)	977,230
28,500	Ameriprise Financial, Inc.	1,292,760
24,830	Northern Trust Corp.	1,372,106
36,340	T. Rowe Price Group, Inc. (c)	1,996,156

		5,638,252
	Commercial Banks — 7.4%
48,900	BancorpSouth, Inc. (c)	1,024,944
77,400	BB&T Corp.	2,506,986
25,270	City National Corp. (c)	1,363,822
30,740	Cullen/Frost Bankers, Inc.	1,715,292
163,000	KeyCorp	1,263,250
50,070	M&T Bank Corp. (c)	3,974,557
72,000	SunTrust Banks, Inc. (c)	1,928,880
124,000	TCF Financial Corp. (c)	1,976,560
89,500	Wilmington Trust Corp. (c)	1,483,015
45,700	Zions Bancorp (c)	997,174

		18,234,480
	Insurance — 11.2%
17,400	AON Corp.	743,154
77,770	Assurant, Inc.	2,673,733
155,839	Cincinnati Financial Corp.	4,503,747
101,580	Loews Corp.	3,786,902
403,774	Old Republic International Corp.	5,119,854
110,932	OneBeacon Insurance Group Ltd., Class A	1,913,577
101,150	Principal Financial Group, Inc. (c)	2,954,592
29,500	Symetra Financial Corp. (a)	388,810
54,500	Transatlantic Holdings, Inc. (c)	2,877,600
95,710	W.R. Berkley Corp.	2,497,074

		27,459,043
	Real Estate Investment Trusts (REITs) — 4.3%
173,872	Kimco Realty Corp.	2,719,358
14,360	Public Storage (c)	1,320,976
54,220	Regency Centers Corp. (c)	2,031,623
38,670	Ventas, Inc.	1,836,052
33,944	Vornado Realty Trust (c)	2,569,561

		10,477,570
	Real Estate Management & Development — 0.9%
146,780	Brookfield Properties Corp. (c)	2,254,541

	Thrifts & Mortgage Finance — 0.4%
66,080	People's United Financial, Inc. (c)	1,033,491

	Total Financials	65,097,377
Health Care — 5.8%
	Health Care Equipment & Supplies — 1.5%
48,460	Becton, Dickinson & Co.	3,815,256

	Health Care Providers & Services — 4.3%
70,869	Community Health Systems, Inc. (a) (c)	2,617,192
89,250	Coventry Health Care, Inc. (a)	2,206,260
100,950	Lincare Holdings, Inc. (a) (c)	4,530,636
40,900	VCA Antech, Inc. (a)	1,146,427

		10,500,515
	Total Health Care	14,315,771
Industrials — 9.3%
	Aerospace & Defense — 3.1%
15,980	Alliant Techsystems, Inc. (a)	1,299,174
30,400	L-3 Communications Holdings, Inc.	2,785,552
28,060	Precision Castparts Corp.	3,555,483

		7,640,209
	Commercial Services & Supplies — 2.0%
173,430	Republic Services, Inc.	5,032,938

	Electrical Equipment — 2.0%
12,100	AMETEK, Inc.	501,666
41,940	Cooper Industries plc	2,010,604
40,600	Roper Industries, Inc.	2,348,304

		4,860,574
	Industrial Conglomerates — 0.6%
36,540	Carlisle Cos., Inc.	1,392,174

	Machinery — 1.6%
47,600	Snap-On, Inc.	2,062,984
60,830	WABCO Holdings, Inc. (a)	1,820,033

		3,883,017
	Total Industrials	22,808,912
Information Technology — 5.8%
	Electronic Equipment, Instruments & Components — 3.4%
60,740	Amphenol Corp., Class A	2,562,621
68,110	Arrow Electronics, Inc. (a)	2,052,154
134,780	Tyco Electronics Ltd., (Switzerland)	3,703,754

		8,318,529
	Semiconductors & Semiconductor Equipment — 0.5%
59,378	Avago Technologies Ltd., (Singapore) (a)	1,220,812

	Software — 1.9%
100,890	Jack Henry & Associates, Inc.	2,427,413
98,200	Synopsys, Inc. (a)	2,196,734

		4,624,147
	Total Information Technology	14,163,488
Materials — 5.7%
	Chemicals — 3.9%
12,900	Airgas, Inc.	820,698
75,146	Albemarle Corp.	3,203,474
38,430	PPG Industries, Inc.	2,513,322
54,050	Sigma-Aldrich Corp.	2,900,323

		9,437,817
	Construction Materials — 0.3%
16,530	Vulcan Materials Co. (c)	780,877

	Containers & Packaging — 1.5%
68,030	Ball Corp.	3,631,442

	Total Materials	13,850,136
Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 1.4%
67,990	CenturyTel, Inc.	2,410,925
77,229	Windstream Corp. (c)	841,024

		3,251,949
	Wireless Telecommunication Services — 1.1%
91,890	Telephone & Data Systems, Inc.	2,741,998

	Total Telecommunication Services	5,993,947
Utilities — 11.5%
	Electric Utilities — 1.1%
124,920	Westar Energy, Inc.	2,785,716

	Gas Utilities — 3.9%
84,990	Energen Corp.	3,954,585
69,810	EQT Corp.	2,862,210
59,420	Oneok, Inc.	2,712,523

		9,529,318
	Multi-Utilities — 5.8%
227,840	CMS Energy Corp. (c)	3,522,406
58,700	NSTAR	2,079,154
68,525	PG&E Corp.	2,906,831
49,100	Wisconsin Energy Corp.	2,426,031
155,680	Xcel Energy, Inc.	3,300,416

		14,234,838
	Water Utilities — 0.7%
79,800	American Water Works Co., Inc.	1,736,448

	Total Utilities	28,286,320
	Total Common Stocks (Cost $198,582,279)	238,706,524
Short-Term Investment — 3.0%
	Investment Company — 3.0%
7,446,315	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $7,446,315)	7,446,315
Investment of Cash Collateral for Securities on Loan — 12.6%
	Investment Company — 12.6%
30,826,891	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $30,826,891)	30,826,891

	Total Investments — 112.9% (Cost $236,855,485)	276,979,730
	Liabilities in Excess of Other Assets — (12.9)%	(31,682,986)
	NET ASSETS — 100.0%	$245,296,744

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,838,065
Aggregate gross unrealized depreciation	(7,713,820)
Net unrealized appreciation/depreciation	$40,124,245
Federal income tax cost of investments	$236,855,485

Mid Cap Value Portfolio

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$276,979,730	$–	$–	$276,979,730

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
# Portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
Consumer Discretionary — 15.9%
	Auto Components — 0.7%
13,700	Cooper Tire & Rubber Co.	260,574
6,900	Spartan Motors, Inc.	38,640
11,800	Standard Motor Products, Inc.	117,056

		416,270
	Distributors — 0.1%
2,800	Core-Mark Holding Co., Inc. (a)	85,708

	Diversified Consumer Services — 0.1%
2,000	Corinthian Colleges, Inc. (a)	35,180
1,200	Lincoln Educational Services Corp. (a)	30,360

		65,540
	Hotels, Restaurants & Leisure — 1.6%
3,300	CEC Entertainment, Inc. (a)	125,697
3,700	Cracker Barrel Old Country Store, Inc.	171,606
3,000	DineEquity, Inc. (a)	118,590
10,800	Domino's Pizza, Inc. (a)	147,312
10,200	Einstein Noah Restaurant Group, Inc. (a)	123,930
1,600	Isle of Capri Casinos, Inc. (a)	12,448
18,000	Ruby Tuesday, Inc. (a)	190,260
23,268	Ruth's Hospitality Group, Inc. (a)	123,320

		1,013,163
	Household Durables — 2.0%
9,200	American Greetings Corp., Class A	191,728
42	CSS Industries, Inc.	844
4,400	Helen of Troy Ltd., (Bermuda) (a)	114,664
3,700	Hooker Furniture Corp.	59,496
2,893	Jarden Corp.	96,308
6,100	La-Z-Boy, Inc. (a)	76,494
14,750	Tempur-Pedic International, Inc. (a)	444,860
5,900	Tupperware Brands Corp.	284,498

		1,268,892
	Internet & Catalog Retail — 0.4%
9,600	HSN, Inc. (a)	282,624

	Leisure Equipment & Products — 0.6%
11,850	JAKKS Pacific, Inc. (a)	154,643
5,900	RC2 Corp. (a)	88,323
28,800	Smith & Wesson Holding Corp. (a)	108,864
2,200	Sturm Ruger & Co., Inc.	26,378

		378,208
	Media — 1.8%
7,500	AH Belo Corp., Class A (a)	53,775
15,700	Belo Corp., Class A	107,074
9,000	Carmike Cinemas, Inc. (a)	124,830
8,800	Entercom Communications Corp., Class A (a)	104,632
22,800	Journal Communications, Inc., Class A (a)	95,760
2,500	Knology, Inc. (a)	33,600
25,800	LIN TV Corp., Class A (a)	148,350
20,100	Mediacom Communications Corp., Class A (a)	119,595
25,300	Sinclair Broadcast Group, Inc., Class A (a)	128,524
6,900	Valassis Communications, Inc. (a)	192,027

		1,108,167
	Multiline Retail — 0.5%
9,600	Dillard's, Inc., Class A	226,560
13,974	Saks, Inc. (a)	120,177

		346,737
	Specialty Retail — 4.3%
4,825	Aeropostale, Inc. (a)	139,105
13,300	Asbury Automotive Group, Inc. (a)	176,890
9,400	Big 5 Sporting Goods Corp.	143,068
3,500	Brown Shoe Co., Inc.	54,180
10,800	Cabela's, Inc. (a)	188,892
9,167	Collective Brands, Inc. (a)	208,457
10,925	Finish Line, Inc. (The), Class A	178,296
4,100	Gymboree Corp. (a)	211,683
4,000	Hot Topic, Inc. (a)	26,000
1,100	J Crew Group, Inc. (a)	50,490
5,100	Jos. A. Bank Clothiers, Inc. (a)	278,715
8,600	Kirkland's, Inc. (a)	180,600
32,100	Lithia Motors, Inc., Class A (a)	205,440
12,200	OfficeMax, Inc. (a)	200,324
15,300	Rent-A-Center, Inc. (a)	361,845
9,200	Sonic Automotive, Inc., Class A (a)	101,200

		2,705,185
	Textiles, Apparel & Luxury Goods — 3.8%
2,500	Deckers Outdoor Corp. (a)	345,000
7,200	G-III Apparel Group Ltd. (a)	198,432
12,300	Iconix Brand Group, Inc. (a)	188,928
17,600	Jones Apparel Group, Inc.	334,752
19,900	Maidenform Brands, Inc. (a)	434,815
11,200	Oxford Industries, Inc.	227,696
17,600	Perry Ellis International, Inc. (a)	398,640
2,100	Steven Madden Ltd. (a)	102,480
3,900	UniFirst Corp.	200,850

		2,431,593
	Total Consumer Discretionary	10,102,087
Consumer Staples — 2.6%
	Food & Staples Retailing — 0.6%
6,300	Andersons, Inc. (The)	210,924
1,300	Nash Finch Co.	43,745
3,300	Pantry, Inc. (The) (a)	41,217
5,800	Spartan Stores, Inc.	83,636

		379,522
	Food Products — 1.5%
3,000	American Italian Pasta Co., Class A (a)	116,610
6,700	B&G Foods, Inc., Class A	70,216
30,000	Chiquita Brands International, Inc. (a)	471,900
10,400	Dole Food Co., Inc. (a)	123,240
2,000	Sanderson Farms, Inc.	107,220
1,300	TreeHouse Foods, Inc. (a)	57,031

		946,217
	Household Products — 0.3%
6,800	Cellu Tissue Holdings, Inc. (a)	67,864
17,850	Central Garden & Pet Co., Class A (a)	163,506

		231,370
	Personal Products — 0.2%
8,700	American Oriental Bioengineering, Inc., (China) (a)	35,496
8,525	Prestige Brands Holdings, Inc. (a)	76,725

		112,221
	Total Consumer Staples	1,669,330
Energy — 4.3%
	Energy Equipment & Services — 1.2%
2,300	Bolt Technology Corp. (a)	26,013
9,100	Cal Dive International, Inc. (a)	66,703
6,000	Global Industries Ltd. (a)	38,520
10,800	Gulfmark Offshore, Inc., Class A (a)	286,740
9,700	ION Geophysical Corp. (a)	47,724
1,900	Lufkin Industries, Inc.	150,385
2,300	Matrix Service Co. (a)	24,748
13,200	Parker Drilling Co. (a)	65,076
2,300	T-3 Energy Services, Inc. (a)	56,488
2,500	TGC Industries, Inc. (a)	10,100

		772,497
	Oil, Gas & Consumable Fuels — 3.1%
675	Apco Oil and Gas International, Inc.	18,266
950	Clayton Williams Energy, Inc. (a)	33,231
6,400	Cloud Peak Energy, Inc. (a)	106,496
25,700	EXCO Resources, Inc.	472,366
800	FX Energy, Inc. (a)	2,744
3,000	Georesources, Inc. (a)	45,810
34,600	Gran Tierra Energy, Inc., (Canada) (a)	204,140
20,400	Gulfport Energy Corp. (a)	229,296
6,100	Knightsbridge Tankers Ltd., (Bermuda)	103,334
17,175	McMoRan Exploration Co. (a)	251,270
2,700	Penn Virginia Corp.	66,150
2,025	Toreador Resources Corp., (France) (a)	16,564
12,725	VAALCO Energy, Inc. (a)	62,862
7,300	Western Refining, Inc. (a)	40,150
12,000	World Fuel Services Corp.	319,680

		1,972,359
	Total Energy	2,744,856
Financials — 21.1%
	Capital Markets — 1.1%
6,700	BGC Partners, Inc., Class A	40,937
2,500	Financial Engines, Inc. (a)	42,250
13,200	Knight Capital Group, Inc., Class A (a)	201,300
1,475	Kohlberg Capital Corp.	8,349
15,300	MCG Capital Corp. (a)	79,713
1,200	Oppenheimer Holdings, Inc., Class A	30,612
3,100	optionsXpress Holdings, Inc. (a)	50,499
8,100	Penson Worldwide, Inc. (a)	81,567
2,800	Pzena Investment Management, Inc., Class A (a)	21,364
10,300	SWS Group, Inc.	118,759

		675,350
	Commercial Banks — 5.4%
8,200	1st United Bancorp, Inc. (a)	66,010
400	Alliance Financial Corp.	11,792
600	BancFirst Corp.	25,146
4,100	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	58,876
699	Bancorp, Inc. (a)	6,221
8,900	Cathay General Bancorp	103,685
4,325	City Holding Co.	148,304
1,600	Columbia Banking System, Inc.	32,496
6,000	Community Bank System, Inc.	136,680
1,740	Community Trust Bancorp, Inc.	47,137
5,500	CVB Financial Corp.	54,615
4,300	East West Bancorp, Inc.	74,906
1,400	Farmers Capital Bank Corp.	11,998
2,000	First Bancorp	27,040
6,500	First Community Bancshares, Inc.	80,405
13,700	First Financial Bancorp	243,723
4,300	First Interstate Bancsystem, Inc.	69,875
16,600	FNB Corp.	134,626
1,650	Hudson Valley Holding Corp.	39,930
7,075	IBERIABANK Corp.	424,571
4,310	International Bancshares Corp.	99,087
2,400	Lakeland Financial Corp.	45,720
200	Merchants Bancshares, Inc.	4,342
15,100	Nara Bancorp, Inc. (a)	132,276
1,000	National Bankshares, Inc.	27,250
6,200	National Penn Bancshares, Inc.	42,780
2,400	NBT Bancorp, Inc.	54,840
1,100	Park National Corp.	68,541
2,400	Peoples Bancorp, Inc.	39,552
2,700	Prosperity Bancshares, Inc.	110,700
800	Renasant Corp.	12,944
1,363	Republic Bancorp, Inc., Class A	25,679
3,800	Santander BanCorp (a)	46,626
1,050	Sierra Bancorp	13,534
1,275	Simmons First National Corp., Class A	35,152
1,805	Southside Bancshares, Inc.	38,934
2,500	Southwest Bancorp, Inc.	20,675
17,950	Sterling Bancshares, Inc.	100,161
15,500	Susquehanna Bancshares, Inc.	152,055
2,500	SVB Financial Group (a)	116,650
1,300	TriCo Bancshares	25,870
2,200	Union First Market Bankshares Corp.	33,220
6,000	Westamerica Bancorp	345,900
4,700	Wilshire Bancorp, Inc.	51,841

		3,442,365
	Consumer Finance — 2.6%
7,175	Advance America Cash Advance Centers, Inc.	41,758
16,500	Cash America International, Inc.	651,420
14,197	Dollar Financial Corp. (a)	341,580
1,000	EZCORP, Inc., Class A (a)	20,600
200	First Cash Financial Services, Inc. (a)	4,314
8,500	Nelnet, Inc., Class A	157,760
11,725	World Acceptance Corp. (a)	423,038

		1,640,470
	Diversified Financial Services — 1.1%
1,500	Compass Diversified Holdings	22,890
7,500	Encore Capital Group, Inc. (a)	123,375
1,500	Marlin Business Services Corp. (a)	15,225
15,700	PHH Corp. (a)	370,049
2,900	Portfolio Recovery Associates, Inc. (a)	159,123

		690,662
	Insurance — 3.8%
36,400	American Equity Investment Life Holding Co.	387,660
3,366	American Physicians Capital, Inc.	107,544
1,600	American Safety Insurance Holdings Ltd. (a)	26,544
3,500	AMERISAFE, Inc. (a)	57,295
2,434	Argo Group International Holdings Ltd., (Bermuda)	79,324
8,425	Aspen Insurance Holdings Ltd., (Bermuda)	242,977
9,300	Assured Guaranty Ltd., (Bermuda)	204,321
8,750	Delphi Financial Group, Inc., Class A	220,150
7,200	Flagstone Reinsurance Holdings Ltd., (Bermuda)	82,512
1,700	Hallmark Financial Services (a)	15,300
2,000	Horace Mann Educators Corp.	30,120
12,675	Meadowbrook Insurance Group, Inc.	100,133
2,400	National Financial Partners Corp. (a)	33,840
125	Navigators Group, Inc. (a)	4,916
6,950	Platinum Underwriters Holdings Ltd., (Bermuda)	257,706
18,800	PMA Capital Corp., Class A (a)	115,432
2,600	Primerica, Inc. (a)	39,000
6,500	Safety Insurance Group, Inc.	244,855
6,000	Selective Insurance Group	99,600
4,300	Symetra Financial Corp. (a)	56,674

		2,405,903
	Real Estate Investment Trusts (REITs) — 5.9%
4,983	American Campus Communities, Inc.	137,830
4,000	Ashford Hospitality Trust, Inc. (a)	28,680
11,300	Associated Estates Realty Corp.	155,827
1,800	BioMed Realty Trust, Inc.	29,772
5,400	CapLease, Inc.	29,970
5,200	Capstead Mortgage Corp.	62,192
16,500	CBL & Associates Properties, Inc.	226,050
3,764	Colonial Properties Trust	48,480
32,675	DCT Industrial Trust, Inc.	170,890
13,900	Developers Diversified Realty Corp.	169,163
3,600	EastGroup Properties, Inc.	135,864
6,500	Education Realty Trust, Inc.	37,310
1,100	Equity Lifestyle Properties, Inc.	59,268
8,800	First Industrial Realty Trust, Inc. (a)	68,288
9,900	Glimcher Realty Trust	50,193
6,700	Hersha Hospitality Trust	34,706
1,750	Home Properties, Inc.	81,900
7,100	LaSalle Hotel Properties	165,430
53,109	Lexington Realty Trust	345,740
42,025	MFA Financial, Inc.	309,304
1,200	Mid-America Apartment Communities, Inc.	62,148
1,600	Mission West Properties, Inc.	11,008
12,600	National Retail Properties, Inc.	287,658
21,658	NorthStar Realty Finance Corp.	91,180
9,000	Omega Healthcare Investors, Inc.	175,410
3,600	Parkway Properties, Inc.	67,608
7,925	Pennsylvania Real Estate Investment Trust	98,825
2,675	PS Business Parks, Inc.	142,845
2,500	RAIT Financial Trust (a)	4,950
3,200	Ramco-Gershenson Properties Trust	36,032
15,600	Senior Housing Properties Trust	345,540
12,250	Strategic Hotels & Resorts, Inc. (a)	52,062
1,600	Sun Communities, Inc.	40,320

		3,762,443
	Real Estate Management & Development — 0.1%
2,500	Forestar Group, Inc. (a)	47,200

	Thrifts & Mortgage Finance — 1.1%
1,600	Berkshire Hills Bancorp, Inc.	29,328
3,600	Dime Community Bancshares	45,468
8,157	First Niagara Financial Group, Inc.	115,992
7,300	Northwest Bancshares, Inc.	85,702
3,300	OceanFirst Financial Corp.	37,488
23,075	Ocwen Financial Corp. (a)	255,902
7,500	Trustco Bank Corp.	46,275
3,100	WSFS Financial Corp.	120,900

		737,055
	Total Financials	13,401,448
Health Care — 14.2%
	Biotechnology — 4.1%
6,300	Affymax, Inc. (a)	147,609
25,000	Anadys Pharmaceuticals, Inc. (a)	63,500
27,600	Ariad Pharmaceuticals, Inc. (a)	93,840
8,700	AVI BioPharma, Inc. (a)	10,353
5,100	BioCryst Pharmaceuticals, Inc. (a)	33,507
7,700	Bionovo, Inc. (a)	3,249
3,600	Chelsea Therapeutics International, Inc. (a)	12,780
20,125	Cytokinetics, Inc. (a)	64,400
2,000	Exelixis, Inc. (a)	12,140
6,975	Halozyme Therapeutics, Inc. (a)	55,730
8,400	Human Genome Sciences, Inc. (a)	253,680
8,400	Idenix Pharmaceuticals, Inc. (a)	23,688
1,000	Idera Pharmaceuticals, Inc. (a)	6,210
10,900	Immunomedics, Inc. (a)	36,188
11,900	Incyte Corp., Ltd. (a)	166,124
5,950	InterMune, Inc. (a)	265,192
8,500	Isis Pharmaceuticals, Inc. (a)	92,820
25,500	MannKind Corp. (a)	167,280
16,400	Medivation, Inc. (a)	172,036
8,200	Molecular Insight Pharmaceuticals, Inc. (a)	10,742
10,600	Novavax, Inc. (a)	24,486
1,800	OSI Pharmaceuticals, Inc. (a)	107,190
5,375	Pharmasset, Inc. (a)	144,050
19,100	Protalix BioTherapeutics, Inc., (Israel) (a)	125,296
7,600	Regeneron Pharmaceuticals, Inc. (a)	201,324
12,200	Savient Pharmaceuticals, Inc. (a)	176,290
8,025	Seattle Genetics, Inc. (a)	95,818
600	United Therapeutics Corp. (a)	33,198

		2,598,720
	Health Care Equipment & Supplies — 2.9%
14,900	American Medical Systems Holdings, Inc. (a)	276,842
15,900	Cantel Medical Corp.	315,615
19,275	Electro-Optical Sciences, Inc. (a)	143,020
8,200	Insulet Corp. (a)	123,738
300	Integra LifeSciences Holdings Corp. (a)	13,149
9,100	Micrus Endovascular Corp. (a)	179,452
4,400	Orthofix International N.V., (Netherlands) (a)	160,072
4,000	Sirona Dental Systems, Inc. (a)	152,120
10,400	STERIS Corp.	350,064
3,375	Thoratec Corp. (a)	112,894

		1,826,966
	Health Care Providers & Services — 4.8%
13,100	Allied Healthcare International, Inc. (a)	35,632
4,100	CardioNet, Inc. (a)	31,365
10,500	Centene Corp. (a)	252,420
21,300	Continucare Corp. (a)	78,810
2,500	Emergency Medical Services Corp., Class A (a)	141,375
5,400	Genoptix, Inc. (a)	191,646
8,800	Gentiva Health Services, Inc. (a)	248,864
8,800	Hanger Orthopedic Group, Inc. (a)	159,984
8,900	Healthsouth Corp. (a)	166,430
14,900	Healthspring, Inc. (a)	262,240
2,000	inVentiv Health, Inc. (a)	44,920
48,800	Nighthawk Radiology Holdings, Inc. (a)	155,184
6,000	Owens & Minor, Inc.	278,340
4,600	Providence Service Corp. (The) (a)	69,874
9,100	PSS World Medical, Inc. (a)	213,941
3,500	Psychiatric Solutions, Inc. (a)	104,300
3,200	RehabCare Group, Inc. (a)	87,264
21,300	Sunrise Senior Living, Inc. (a)	109,056
12,200	Team Health Holdings, Inc. (a)	204,960
8,200	Triple-S Management Corp., Class B (a)	145,550
1,800	US Physical Therapy, Inc. (a)	31,320
2,600	WellCare Health Plans, Inc. (a)	77,480

		3,090,955
	Health Care Technology — 0.3%
5,000	Medidata Solutions, Inc. (a)	76,000
6,400	Vital Images, Inc. (a)	103,488

		179,488
	Life Sciences Tools & Services — 0.5%
6,625	Enzo Biochem, Inc. (a)	39,882
5,900	eResearchTechnology, Inc. (a)	40,769
12,800	Kendle International, Inc. (a)	223,744

		304,395
	Pharmaceuticals — 1.6%
8,100	Ardea Biosciences, Inc. (a)	147,906
17,300	Biodel, Inc. (a)	73,871
13,100	Cadence Pharmaceuticals, Inc. (a)	119,603
3,350	Cardiome Pharma Corp., (Canada) (a)	22,144
1,675	Cumberland Pharmaceuticals, Inc. (a)	17,638
9,800	Impax Laboratories, Inc. (a)	175,224
22,700	Inspire Pharmaceuticals, Inc. (a)	141,648
6,000	MAP Pharmaceuticals, Inc. (a)	95,340
1,575	Optimer Pharmaceuticals, Inc. (a)	19,341
5,300	Par Pharmaceutical Cos., Inc. (a)	131,440
4,600	Sucampo Pharmaceuticals, Inc., Class A (a)	16,422
500	Vivus, Inc. (a)	4,360
4,625	XenoPort, Inc. (a)	42,827

		1,007,764
	Total Health Care	9,008,288
Industrials — 16.4%
	Aerospace & Defense — 1.7%
2,450	Ceradyne, Inc. (a)	55,590
1,500	Curtiss-Wright Corp.	52,200
14,900	DynCorp International, Inc., Class A (a)	171,201
6,300	Esterline Technologies Corp. (a)	311,409
48,800	GenCorp, Inc. (a)	281,088
3,200	Global Defense Technology & Systems, Inc. (a)	42,880
1,500	HEICO Corp.	77,340
1,300	Triumph Group, Inc.	91,117

		1,082,825
	Air Freight & Logistics — 0.5%
2,600	Atlas Air Worldwide Holdings, Inc. (a)	137,930
6,100	Hub Group, Inc., Class A (a)	170,678

		308,608
	Airlines — 1.1%
1,700	Alaska Air Group, Inc. (a)	70,091
55,350	Hawaiian Holdings, Inc. (a)	407,930
18,300	Republic Airways Holdings, Inc. (a)	108,336
9,725	SkyWest, Inc.	138,873

		725,230
	Building Products — 0.6%
14,175	Gibraltar Industries, Inc. (a)	178,747
6,000	INSTEEL Industries, Inc.	64,140
520	NCI Building Systems, Inc. (a)	5,741
6,325	Quanex Building Products Corp.	104,552
1,000	Trex Co., Inc. (a)	21,290

		374,470
	Commercial Services & Supplies — 2.7%
7,600	ACCO Brands Corp. (a)	58,216
6,800	ATC Technology Corp. (a)	116,688
32,400	Cenveo, Inc. (a)	280,584
25,650	Deluxe Corp.	498,123
3,500	Ennis, Inc.	56,945
7,300	GEO Group, Inc. (The) (a)	144,686
8,100	Herman Miller, Inc.	146,286
1,000	HNI Corp.	26,630
13,400	Knoll, Inc.	150,750
5,000	Metalico, Inc. (a)	29,950
17,300	Standard Register Co. (The)	92,555
2,300	United Stationers, Inc. (a)	135,355
100	Waste Connections, Inc. (a)	3,396

		1,740,164
	Construction & Engineering — 1.5%
17,300	Comfort Systems USA, Inc.	216,077
12,475	EMCOR Group, Inc. (a)	307,259
8,600	MasTec, Inc. (a)	108,446
600	Michael Baker Corp. (a)	20,688
2,200	Pike Electric Corp. (a)	20,504
12,100	Tutor Perini Corp. (a)	263,175

		936,149
	Electrical Equipment — 2.7%
2,400	A.O. Smith Corp.	126,168
7,000	Acuity Brands, Inc.	295,470
1,600	American Superconductor Corp. (a)	46,240
1,900	Energy Conversion Devices, Inc. (a)	14,877
8,100	EnerSys (a)	199,746
26,400	GrafTech International Ltd. (a)	360,888
1,600	GT Solar International, Inc. (a)	8,368
2,500	Polypore International, Inc. (a)	43,650
10,000	Regal-Beloit Corp.	594,100

		1,689,507
	Machinery — 2.8%
6,500	Barnes Group, Inc.	126,425
1,800	Chart Industries, Inc. (a)	36,000
7,100	CIRCOR International, Inc.	235,791
8,100	Columbus McKinnon Corp. (a)	128,547
7,100	Duoyuan Printing, Inc., (China) (a)	76,680
14,100	EnPro Industries, Inc. (a)	410,028
19,700	Force Protection, Inc. (a)	118,594
1,100	LB Foster Co., Class A (a)	31,779
1,600	Middleby Corp. (a)	92,144
1,200	SmartHeat, Inc., (China) (a)	12,888
11,050	Wabtec Corp.	465,426
1,300	Watts Water Technologies, Inc., Class A	40,378

		1,774,680
	Marine — 0.3%
31,625	Horizon Lines, Inc., Class A	172,040

	Professional Services — 0.8%
2,200	COMSYS IT Partners, Inc. (a)	38,456
2,200	GP Strategies Corp. (a)	18,392
13,025	Kforce, Inc. (a)	198,110
6,900	Korn/Ferry International (a)	121,785
2,700	SFN Group, Inc. (a)	21,627
7,200	TrueBlue, Inc. (a)	111,600

		509,970
	Road & Rail — 0.6%
6,500	Arkansas Best Corp.	194,220
8,200	Avis Budget Group, Inc. (a)	94,300
1,600	Dollar Thrifty Automotive Group, Inc. (a)	51,408
1,100	Marten Transport Ltd. (a)	21,681

		361,609
	Trading Companies & Distributors — 1.1%
10,700	Aircastle Ltd.	101,329
17,375	Applied Industrial Technologies, Inc.	431,769
3,700	Beacon Roofing Supply, Inc. (a)	70,781
4,600	Interline Brands, Inc. (a)	88,044

		691,923
	Total Industrials	10,367,175
Information Technology — 14.1%
	Communications Equipment — 2.3%
23,982	Arris Group, Inc. (a)	288,024
4,600	Aviat Networks, Inc. (a)	30,498
7,150	Black Box Corp.	219,934
3,100	Blue Coat Systems, Inc. (a)	96,224
700	Calix, Inc. (a)	9,415
4,100	Comtech Telecommunications Corp. (a)	131,159
2,500	InterDigital, Inc. (a)	69,650
4,500	Meru Networks, Inc. (a)	86,265
3,400	NETGEAR, Inc. (a)	88,740
400	Oplink Communications, Inc. (a)	7,416
5,100	Plantronics, Inc.	159,528
4,500	Polycom, Inc. (a)	137,610
9,800	Symmetricom, Inc. (a)	57,134
5,300	Tekelec (a)	96,248

		1,477,845
	Computers & Peripherals — 0.5%
3,400	Adaptec, Inc. (a)	11,118
3,725	Imation Corp. (a)	41,012
62,600	Quantum Corp. (a)	164,638
2,100	STEC, Inc. (a)	25,158
3,400	Synaptics, Inc. (a)	93,874

		335,800
	Electronic Equipment, Instruments & Components — 1.6%
6,450	Benchmark Electronics, Inc. (a)	133,773
10,000	Brightpoint, Inc. (a)	75,300
2,800	Checkpoint Systems, Inc. (a)	61,936
4,500	Insight Enterprises, Inc. (a)	64,620
3,200	Mercury Computer Systems, Inc. (a)	43,904
1,500	Multi-Fineline Electronix, Inc. (a)	38,640
4,800	Plexus Corp. (a)	172,944
9,600	RadiSys Corp. (a)	86,016
1,800	SMART Modular Technologies WWH, Inc. (a)	13,878
6,700	SYNNEX Corp. (a)	198,052
4,500	Technitrol, Inc.	23,760
9,100	TTM Technologies, Inc. (a)	80,808

		993,631
	Internet Software & Services — 0.7%
2,700	Ancestry.com, Inc. (a)	45,765
2,700	Art Technology Group, Inc. (a)	11,907
7,900	EarthLink, Inc.	67,466
4,475	Perficient, Inc. (a)	50,433
1,300	QuinStreet, Inc. (a)	22,113
22,459	United Online, Inc.	167,994
10,400	Web.com Group, Inc. (a)	56,680

		422,358
	IT Services — 1.9%
4,100	CACI International, Inc., Class A (a)	200,285
18,900	CIBER, Inc. (a)	70,686
3,925	CSG Systems International, Inc. (a)	82,268
3,446	Cybersource Corp. (a)	60,787
2,400	Dynamics Research Corp. (a)	27,048
4,075	Gartner, Inc. (a)	90,628
2,500	Hackett Group, Inc. (The) (a)	6,950
1,600	iGate Corp.	15,568
6,500	Lionbridge Technologies, Inc. (a)	23,595
2,400	ManTech International Corp., Class A (a)	117,192
1,400	NCI, Inc., Class A (a)	42,322
2,700	TeleTech Holdings, Inc. (a)	46,116
3,900	Unisys Corp. (a)	136,071
5,900	VeriFone Holdings, Inc. (a)	119,239
4,500	Wright Express Corp. (a)	135,540

		1,174,295
	Semiconductors & Semiconductor Equipment — 3.5%
27,675	Amkor Technology, Inc. (a)	195,662
2,325	Applied Micro Circuits Corp. (a)	20,065
18,925	Cirrus Logic, Inc. (a)	158,781
693	DSP Group, Inc. (a)	5,773
1,606	Entegris, Inc. (a)	8,094
1,500	FEI Co. (a)	34,365
11,300	Kulicke & Soffa Industries, Inc. (a)	81,925
3,200	Lattice Semiconductor Corp. (a)	11,744
2,500	MaxLinear, Inc., Class A (a)	44,375
8,675	Micrel, Inc.	92,475
8,400	MIPS Technologies, Inc. (a)	37,464
3,000	MKS Instruments, Inc. (a)	58,770
5,400	Photronics, Inc. (a)	27,486
31,300	PMC-Sierra, Inc. (a)	279,196
67,400	RF Micro Devices, Inc. (a)	335,652
2,100	Sigma Designs, Inc. (a)	24,633
43,900	Skyworks Solutions, Inc. (a)	684,840
3,500	Tessera Technologies, Inc. (a)	70,980
6,900	TriQuint Semiconductor, Inc. (a)	48,300

		2,220,580
	Software — 3.6%
3,684	Actuate Corp. (a)	20,594
2,400	Ariba, Inc. (a)	30,840
28,150	Aspen Technology, Inc. (a)	288,537
3,500	Epicor Software Corp. (a)	33,460
2,100	Fortinet, Inc. (a)	36,918
20,714	JDA Software Group, Inc. (a)	576,263
975	Net 1 UEPS Technologies, Inc., (South Africa) (a)	17,930
3,800	Netscout Systems, Inc. (a)	56,202
11,440	Parametric Technology Corp. (a)	206,492
4,200	Progress Software Corp. (a)	132,006
5,900	Quest Software, Inc. (a)	104,961
1,800	Rovi Corp. (a)	66,834
4,700	Smith Micro Software, Inc. (a)	41,548
1,200	SS&C Technologies Holdings, Inc. (a)	18,096
10,575	Sybase, Inc. (a)	493,007
22,500	THQ, Inc. (a)	157,725

		2,281,413
	Total Information Technology	8,905,922
Materials — 4.8%
	Chemicals — 2.4%
6,200	H.B. Fuller Co.	143,902
6,600	Innophos Holdings, Inc.	184,140
7,300	Koppers Holdings, Inc.	206,736
32,400	Omnova Solutions, Inc. (a)	254,340
19,200	PolyOne Corp. (a)	196,608
3,400	Solutia, Inc. (a)	54,774
17,225	Spartech Corp. (a)	201,532
7,100	STR Holdings, Inc. (a)	166,850
2,700	W.R. Grace & Co. (a)	74,952

		1,483,834
	Construction Materials — 0.0% (g)
2,850	Headwaters, Inc. (a)	13,082

	Containers & Packaging — 1.5%
5,100	Boise, Inc. (a)	31,263
8,800	Graham Packaging Co., Inc. (a)	110,440
8,425	Myers Industries, Inc.	88,294
11,575	Rock-Tenn Co., Class A	527,473
3,400	Silgan Holdings, Inc.	204,782

		962,252
	Metals & Mining — 0.1%
400	Compass Minerals International, Inc.	32,092
7,300	Hecla Mining Co. (a)	39,931

		72,023
	Paper & Forest Products — 0.8%
16,375	Buckeye Technologies, Inc. (a)	214,185
300	Clearwater Paper Corp. (a)	14,775
5,300	Schweitzer-Mauduit International, Inc.	252,068

		481,028
	Total Materials	3,012,219
Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.2%
1,600	Atlantic Tele-Network, Inc.	71,888
56,100	Cincinnati Bell, Inc. (a)	191,301
13,600	Consolidated Communications Holdings, Inc.	257,856
27,200	Premiere Global Services, Inc. (a)	224,672

		745,717
	Wireless Telecommunication Services — 0.3%
10,700	Syniverse Holdings, Inc. (a)	208,329

	Total Telecommunication Services	954,046
Utilities — 2.7%
	Electric Utilities — 1.8%
2,100	Central Vermont Public Service Corp.	42,357
12,725	El Paso Electric Co. (a)	262,135
3,600	IDACORP, Inc.	124,632
2,000	MGE Energy, Inc.	70,720
10,275	Portland General Electric Co.	198,410
3,125	UniSource Energy Corp.	98,250
15,200	Westar Energy, Inc.	338,960

		1,135,464
	Gas Utilities — 0.8%
1,200	Chesapeake Utilities Corp.	35,760
6,300	New Jersey Resources Corp.	236,628
2,000	Northwest Natural Gas Co.	93,200
1,000	Southwest Gas Corp.	29,920
3,000	WGL Holdings, Inc.	103,950

		499,458
	Multi-Utilities — 0.1%
2,700	Avista Corp.	55,917

	Water Utilities — 0.0% (g)
2,000	Consolidated Water Co., Ltd., (Cayman Islands)	27,160

	Total Utilities	1,717,999
	Total Common Stocks (Cost $54,232,586)	61,883,370

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
171,000	U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $172,089)	172,049

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
1,719,788	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m)
	(Cost $1,719,788)	1,719,788
	Total Investments — 100.6% (Cost $56,124,463)	63,775,207
	Liabilities in Excess of Other Assets — (0.6)%	(376,603)
	NET ASSETS — 100.0%	$63,398,604

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
27	E-mini Russell 2000	06/18/10	$1,828,170	$7,094

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$12,783,605
Aggregate gross unrealized depreciation		(5,132,861)
Net unrealized appreciation/depreciation		$7,650,744
Federal income tax cost of investments		$56,124,463

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$63,603,158	$172,049	$–	$63,775,207
Appreciation in Other Financial Instruments
Futures Contracts	$7,094	$–	$–	$7,094

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.6%
Consumer Discretionary — 11.1%
	Auto Components — 0.9%
42,011	Johnson Controls, Inc. (c)	1,385,943

	Diversified Consumer Services — 0.1%
1,960	Apollo Group, Inc., Class A (a)	120,128

	Hotels, Restaurants & Leisure — 2.2%
22,190	Carnival Corp.	862,747
5,480	Darden Restaurants, Inc.	244,079
32,930	International Game Technology	607,559
6,730	Royal Caribbean Cruises Ltd. (a) (c)	222,023
2,470	Starwood Hotels & Resorts Worldwide, Inc. (c)	115,201
34,452	Yum! Brands, Inc.	1,320,545

		3,372,154
	Household Durables — 0.7%
20,818	KB Home	348,701
24,090	Lennar Corp., Class A	414,589
12,250	Toll Brothers, Inc. (a)	254,800

		1,018,090
	Internet & Catalog Retail — 0.5%
4,400	Amazon.com, Inc. (a) (c)	597,212
7,880	Expedia, Inc.	196,685

		793,897
	Media — 4.1%
35,930	Comcast Corp., Class A	676,202
22,930	Gannett Co., Inc. (c)	378,803
1,857	Time Warner Cable, Inc. (c)	98,997
74,695	Time Warner, Inc.	2,335,713
82,759	Walt Disney Co. (The)	2,889,117

		6,378,832
	Multiline Retail — 0.4%
11,563	Kohl's Corp. (a)	633,421

	Specialty Retail — 1.7%
4,190	Advance Auto Parts, Inc.	175,645
45,550	Lowe's Cos., Inc.	1,104,132
56,610	Staples, Inc.	1,324,108

		2,603,885
	Textiles, Apparel & Luxury Goods — 0.5%
3,900	Coach, Inc.	154,128
8,230	V.F. Corp.	659,635

		813,763
	Total Consumer Discretionary	17,120,113
Consumer Staples — 10.3%
	Beverages — 1.9%
47,080	Coca-Cola Co. (The)	2,589,400
5,718	PepsiCo, Inc.	378,303

		2,967,703
	Food & Staples Retailing — 3.4%
27,609	CVS/Caremark Corp.	1,009,385
27,330	Kroger Co. (The)	591,968
52,105	SYSCO Corp. (c)	1,537,098
6,660	Walgreen Co. (c)	247,019
31,743	Wal-Mart Stores, Inc.	1,764,911

		5,150,381
	Food Products — 0.8%
13,059	General Mills, Inc.	924,446
8,520	Kraft Foods, Inc., Class A	257,645

		1,182,091
	Household Products — 2.5%
2,000	Clorox Co.	128,280
7,260	Kimberly-Clark Corp.	456,509
52,607	Procter & Gamble Co. (The)	3,328,445

		3,913,234
	Tobacco — 1.7%
19,246	Altria Group, Inc.	394,928
43,696	Philip Morris International, Inc.	2,279,183

		2,674,111
	Total Consumer Staples	15,887,520
Energy — 11.5%
	Energy Equipment & Services — 2.3%
5,950	Baker Hughes, Inc.	278,698
5,800	Ensco plc, (United Kingdom), ADR	259,724
30,680	Halliburton Co.	924,388
32,808	Schlumberger Ltd. (c)	2,081,996
300	Transocean Ltd., (Switzerland) (a)	25,914

		3,570,720
	Oil, Gas & Consumable Fuels — 9.2%
5,836	Anadarko Petroleum Corp.	425,036
12,058	Apache Corp. (c)	1,223,887
14,660	Chevron Corp.	1,111,668
35,650	ConocoPhillips	1,824,211
7,317	Devon Energy Corp.	471,434
6,780	EOG Resources, Inc. (c)	630,133
68,635	Exxon Mobil Corp.	4,597,172
4,390	Noble Energy, Inc.	320,470
35,812	Occidental Petroleum Corp.	3,027,546
6,210	Southwestern Energy Co. (a)	252,871
5,420	Ultra Petroleum Corp. (a) (c)	252,735

		14,137,163
	Total Energy	17,707,883
Financials — 14.9%
	Capital Markets — 3.2%
10,150	Charles Schwab Corp. (The)	189,703
17,676	Goldman Sachs Group, Inc. (The)	3,016,056
30,861	Morgan Stanley	903,919
12,430	State Street Corp.	561,090
18,395	TD AMERITRADE Holding Corp. (a) (c)	350,609

		5,021,377
	Commercial Banks — 4.3%
26,092	BB&T Corp. (c)	845,120
6,120	Fifth Third Bancorp	83,171
2,250	SunTrust Banks, Inc. (c)	60,277
3,090	SVB Financial Group (a) (c)	144,179
4,950	TCF Financial Corp. (c)	78,903
37,402	U.S. Bancorp	967,964
141,613	Wells Fargo & Co.	4,406,997

		6,586,611
	Consumer Finance — 0.3%
9,370	Capital One Financial Corp. (c)	388,011

	Diversified Financial Services — 3.7%
194,009	Bank of America Corp.	3,463,061
313,750	Citigroup, Inc. (a)	1,270,687
1,417	CME Group, Inc. (c)	447,928
23,810	NASDAQ OMX Group, Inc. (The) (a)	502,867

		5,684,543
	Insurance — 2.8%
16,148	ACE Ltd., (Switzerland)	844,540
13,490	Aflac, Inc. (m)	732,372
8,050	Allstate Corp. (The)	260,096
3,160	AON Corp.	134,964
17,220	Principal Financial Group, Inc. (c)	502,996
15,664	Prudential Financial, Inc. (c)	947,672
16,708	RenaissanceRe Holdings Ltd., (Bermuda)	948,346

		4,370,986
	Real Estate Investment Trusts (REITs) — 0.6%
700	Alexandria Real Estate Equities, Inc. (c)	47,320
2	Apartment Investment & Management Co., Class A	37
1,640	Boston Properties, Inc.	123,722
6,060	Health Care REIT, Inc.	274,094
3,940	Public Storage (c)	362,440
1,550	Simon Property Group, Inc.	130,045

		937,658
	Total Financials	22,989,186
Health Care — 11.2%
	Biotechnology — 1.1%
3,720	Alexion Pharmaceuticals, Inc. (a)	202,256
6,880	Biogen Idec, Inc. (a) (c)	394,637
18,879	Celgene Corp. (a) (c)	1,169,743

		1,766,636
	Health Care Equipment & Supplies — 1.3%
12,570	Baxter International, Inc.	731,574
9,110	Boston Scientific Corp. (a)	65,774
21,609	Covidien plc, (Ireland)	1,086,501
1,180	Medtronic, Inc.	53,135

		1,936,984
	Health Care Providers & Services — 2.2%
17,471	Aetna, Inc.	613,407
30,700	Cardinal Health, Inc.	1,106,121
1,150	CIGNA Corp.	42,067
4,840	McKesson Corp.	318,085
7,490	Medco Health Solutions, Inc. (a)	483,554
11,836	WellPoint, Inc. (a)	762,002

		3,325,236
	Life Sciences Tools & Services — 0.2%
7,350	Thermo Fisher Scientific, Inc. (a)	378,084

	Pharmaceuticals — 6.4%
54,382	Abbott Laboratories	2,864,844
17,123	Bristol-Myers Squibb Co.	457,184
7,200	Johnson & Johnson	469,440
116,392	Merck & Co., Inc.	4,347,241
106,532	Pfizer, Inc.	1,827,024

		9,965,733
	Total Health Care	17,372,673
Industrials — 9.5%
	Aerospace & Defense — 2.6%
29,440	Honeywell International, Inc. (c)	1,332,749
1,050	Precision Castparts Corp.	133,045
34,985	United Technologies Corp.	2,575,246

		4,041,040
	Electrical Equipment — 0.7%
6,820	Cooper Industries plc	326,951
15,520	Emerson Electric Co. (c)	781,277

		1,108,228
	Industrial Conglomerates — 1.0%
81,810	General Electric Co.	1,488,942

	Machinery — 2.8%
27,708	Deere & Co.	1,647,518
5,520	Eaton Corp. (c)	418,250
31,853	PACCAR, Inc. (c)	1,380,509
13,680	Parker Hannifin Corp. (c)	885,643

		4,331,920
	Road & Rail — 2.4%
2,470	CSX Corp.	125,723
36,718	Norfolk Southern Corp.	2,052,169
21,000	Union Pacific Corp.	1,539,300

		3,717,192
	Total Industrials	14,687,322
Information Technology — 21.7%
	Communications Equipment — 4.4%
139,603	Cisco Systems, Inc. (a) (c)	3,633,866
36,863	Juniper Networks, Inc. (a) (c)	1,130,957
48,024	QUALCOMM, Inc.	2,016,527

		6,781,350
	Computers & Peripherals — 7.6%
13,878	Apple, Inc. (a)	3,260,358
99,957	Hewlett-Packard Co.	5,312,715
23,451	International Business Machines Corp.	3,007,591
2,600	SanDisk Corp. (a) (c)	90,038

		11,670,702
	Electronic Equipment, Instruments & Components — 1.1%
81,050	Corning, Inc.	1,638,021
3,390	Tyco Electronics Ltd., (Switzerland)	93,157

		1,731,178
	Internet Software & Services — 1.8%
4,992	Google, Inc., Class A (a)	2,830,514

	IT Services — 0.8%
7,420	Cognizant Technology Solutions Corp., Class A (a)	378,272
7,090	Genpact Ltd., (Bermuda) (a)	118,899
3,060	MasterCard, Inc., Class A (c)	777,240

		1,274,411
	Office Electronics — 0.1%
19,050	Xerox Corp.	185,737

	Semiconductors & Semiconductor Equipment — 1.9%
14,010	Analog Devices, Inc.	403,768
42,810	Applied Materials, Inc.	577,079
12,870	Broadcom Corp., Class A	427,027
31,020	Intersil Corp., Class A (c)	457,855
46,570	LSI Corp. (a)	285,008
12,140	Marvell Technology Group Ltd., (Bermuda) (a)	247,413
8,562	National Semiconductor Corp.	123,721
5,120	Novellus Systems, Inc. (a)	128,000
10,469	Xilinx, Inc.	266,960

		2,916,831
	Software — 4.0%
163,703	Microsoft Corp.	4,791,587
54,590	Oracle Corp.	1,402,417

		6,194,004
	Total Information Technology	33,584,727
Materials — 3.7%
	Chemicals — 2.1%
480	Air Products & Chemicals, Inc.	35,496
33,946	Dow Chemical Co. (The)	1,003,783
16,050	E.l. du Pont de Nemours & Co. (c)	597,702
11,460	PPG Industries, Inc.	749,484
10,599	Praxair, Inc.	879,717

		3,266,182
	Metals & Mining — 1.6%
17,915	Freeport-McMoRan Copper & Gold, Inc.	1,496,619
14,940	United States Steel Corp. (c)	948,989
2,420	Vale S.A., (Brazil), ADR (c)	77,900

		2,523,508
	Total Materials	5,789,690
Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.5%
67,540	AT&T, Inc.	1,745,234
70,303	Verizon Communications, Inc.	2,180,799

		3,926,033
	Wireless Telecommunication Services — 0.6%
7,130	American Tower Corp., Class A (a)	303,809
141,400	Sprint Nextel Corp. (a) (c)	537,320

		841,129
	Total Telecommunication Services	4,767,162
Utilities — 2.6%
	Electric Utilities — 1.6%
14,039	Edison International	479,713
5,130	Entergy Corp.	417,326
10,338	Exelon Corp.	452,908
12,840	FPL Group, Inc.	620,557
40,010	NV Energy, Inc.	493,323

		2,463,827
	Multi-Utilities — 0.7%
21,870	Public Service Enterprise Group, Inc.	645,602
21,840	Xcel Energy, Inc.	463,008

		1,108,610
	Water Utilities — 0.3%
18,320	American Water Works Co., Inc.	398,643

	Total Utilities	3,971,080
	Total Common Stocks (Cost $129,606,394)	153,877,356
PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
240,000	U.S. Treasury Note, 2.875%, 06/30/10 (m) (Cost $241,452)	241,603

SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
200,953	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $200,953)	200,953

Investments of Cash Collateral for Securities on Loan — 12.9%
	Investment Company — 12.9%
19,869,423	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $19,869,423)	19,869,423

	Total Investments — 112.8% (Cost $149,918,222)	174,189,335
	Liabilities in Excess of Other Assets — (12.8)%	(19,714,139)
	NET ASSETS — 100.0%	$154,475,196

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$26,356,697
Aggregate gross unrealized depreciation	(2,085,584)
Net unrealized appreciation/depreciation	$24,271,113
Federal income tax cost of investments	$149,918,222

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$173,947,732	$241,603	$–	$174,189,335
There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 28, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 28, 2010